     As filed with the Securities and Exchange Commission on April 25, 2018

                                                            File Nos. 333-200255
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 4                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 292                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                       Brighthouse Life Insurance Company

                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



           On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under fixed and variable annuity contracts.

                                                 THE FIXED AND VARIABLE ANNUITY

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C



This prospectus describes the Fixed and Variable Annuity Contract issued by Brighthouse Life Insurance Company (BLIC, we or us). THE CONTRACT
IS NOT AVAILABLE FOR NEW SALES. However, you can continue to make additional purchase payments to your contract.



The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by BLIC, and the available investment portfolios. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).



CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I):


  Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I (CLASS A (OR CLASS B AS NOTED)):

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio


  Clarion Global Real Estate Portfolio

  ClearBridge Aggressive Growth Portfolio


  Invesco Comstock Portfolio (Class B)


  MFS(R) Research International Portfolio

  Morgan Stanley Mid Cap Growth Portfolio

  Oppenheimer Global Equity Portfolio (Class A and Class B)

  PIMCO Total Return Portfolio

  T. Rowe Price Large Cap Value Portfolio


  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value Portfolio)


BRIGHTHOUSE FUNDS TRUST II (CLASS A (OR CLASS B AS NOTED)):


  Baillie Gifford International Stock Portfolio

  BlackRock Bond Income Portfolio (Class A and Class B)

  BlackRock Ultra-Short Term Bond Portfolio


  Brighthouse/Wellington Core Equity Opportunities Portfolio


  Jennison Growth Portfolio (Class A and Class B)

  MFS(R) Total Return Portfolio

  MFS(R) Value Portfolio (Class B)

  Neuberger Berman Genesis Portfolio

  T. Rowe Price Large Cap Growth Portfolio

  T. Rowe Price Small Cap Growth Portfolio

  Western Asset Management Strategic Bond Opportunities Portfolio




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):

  Equity-Income Portfolio

  Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):

  Templeton Foreign VIP Fund




PUTNAM VARIABLE TRUST (CLASS IB):

  Putnam VT Equity Income Fund





Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Fixed and Variable Annuity Contract.



To learn more about the BLIC Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 41 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or complete and mail the enclosed form.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES

OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





SUMMARY..........................................   4
FEE TABLES AND EXAMPLES..........................   6
1. THE ANNUITY CONTRACT..........................  10
2. ANNUITY PAYMENTS (THE INCOME PHASE)...........  10
     Annuity Date................................  10
     Annuity Payments............................  10
     Annuity Options.............................  11
     Fixed Annuity Payments......................  13
3. PURCHASE......................................  13
     Purchase Payments...........................  13
     Allocation Of Purchase Payments.............  13
     Accumulation Units..........................  13
     Account Value...............................  14
4. INVESTMENT OPTIONS............................  14
     Transfers...................................  16
     Restrictions on Transfers...................  17
     Dollar Cost Averaging Program...............  18
     Automatic Rebalancing Program...............  19
     Voting Rights...............................  19
     Substitution................................  20
5. EXPENSES......................................  20
     Insurance Charges...........................  20
     Contract Maintenance Charge.................  20
     Withdrawal Charge...........................  20
     Reduction or Elimination of the Withdrawal
       Charge....................................  21
     Premium Taxes And Other Taxes...............  21
     Transfer Fee................................  22
     Income Taxes................................  22
     Investment Portfolio Expenses...............  22
6. ACCESS TO YOUR MONEY..........................  22
     Systematic Withdrawal Program...............  23
     Suspension Of Payments Or Transfers.........  23
7. PERFORMANCE...................................  23
8. DEATH BENEFIT.................................  24
     Upon Your Death.............................  24
     Death of Annuitant..........................  27
     Controlled Payout...........................  27
     Abandoned Property Requirements.............  27
9. FEDERAL INCOME TAX STATUS.....................  28
     Non-Qualified Contracts.....................  28
     Qualified Contracts.........................  31
10. OTHER INFORMATION............................  38
     Brighthouse Life Insurance Company..........  38
     The Separate Account........................  38
     Distributor.................................  39
     Selling Firms...............................  39
     Compensation Paid To All Selling Firms......  39
     Requests and Elections......................  39
     Ownership...................................  41
     Beneficiary.................................  41
     Assignment..................................  41
     Financial Statements........................  41
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...........................  41
APPENDIX A
     CONDENSED FINANCIAL INFORMATION............. A-1
APPENDIX B
     PARTICIPATING INVESTMENT PORTFOLIOS......... B-1

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.



1.   THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by BLIC is a contract between you, the owner, and BLIC, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by BLIC.


This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.


The fixed account offers an interest rate that is guaranteed by the insurance company, BLIC. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by BLIC.


Except as otherwise limited by BLIC (see "Investment Options - Restrictions on Transfers"), you can transfer between accounts up to 12 times a year without charge or tax implications.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.


The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.


We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other
Information -- The Separate Account.")


2.   ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down. There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



3.   PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.



4.   INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.



5.   EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.


o Each year BLIC deducts a $30 contract maintenance charge from your contract. During the accumulation phase, BLIC currently waives this charge if the value of your contract is at least $50,000.

o BLIC also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.


o If you take your money out, BLIC may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After BLIC has had a purchase payment for 5 years, there is no charge by BLIC for a withdrawal of that purchase payment.


o When you begin receiving regular income payments from your annuity, BLIC will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.


o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.



o There are also investment charges which range from 0.39% to 0.99% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.




6.   ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from BLIC. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, BLIC will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



7.   DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



8.   OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.


ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:


o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.


o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.


o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.


o Under certain circumstances, BLIC will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.


These features are not available in all states and may not be suitable for your particular situation.



9.   TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:


P.O. Box 10366

Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              5%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                   $0 (First 12 per year)
                                        Thereafter $25 or 2% of transfer,
                                        whichever is less

--------------------------------------------------------------------------------
 Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.



 Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. BLIC will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE
CONTRACT MAINTENANCE CHARGE (Note 1)                                  $    30
SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)
Mortality and Expense Charge*                                            1.25%
Administration Expense Charge                                            0.15%
                                                                      -------

Total Separate Account Product Charges                                   1.40%

--------------------------------------------------------------------------------
 * For Premier Advisor, Destiny Select and Prevail contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense
 Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).



 Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.39%     0.99%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets        0.88%          --          0.11%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                   0.61%          --          0.05%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                0.55%          --          0.03%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.02%

 MFS(R) Research International                0.69%          --          0.05%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                0.65%          --          0.04%
  Portfolio -- Class A

 Oppenheimer Global Equity                    0.66%          --          0.04%
  Portfolio -- Class A

 Oppenheimer Global Equity                    0.66%         0.25%        0.04%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A      0.48%          --          0.08%

 T. Rowe Price Large Cap Value                0.57%          --          0.02%
  Portfolio -- Class A

 Victory Sycamore Mid Cap Value               0.65%          --          0.03%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock          0.79%          --          0.06%
  Portfolio -- Class A

 BlackRock Bond Income                        0.33%          --          0.18%
  Portfolio -- Class A

 BlackRock Bond Income                        0.33%         0.25%        0.18%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets         --        0.99%         0.05%         0.94%
  Equity Portfolio -- Class A

 Clarion Global Real Estate                    --        0.66%           --          0.66%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                 --        0.58%         0.02%         0.56%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B         --        0.83%         0.02%         0.81%

 MFS(R) Research International                 --        0.74%         0.10%         0.64%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                 --        0.69%         0.02%         0.67%
  Portfolio -- Class A

 Oppenheimer Global Equity                     --        0.70%         0.10%         0.60%
  Portfolio -- Class A

 Oppenheimer Global Equity                     --        0.95%         0.10%         0.85%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A       --        0.56%         0.03%         0.53%

 T. Rowe Price Large Cap Value                 --        0.59%         0.03%         0.56%
  Portfolio -- Class A

 Victory Sycamore Mid Cap Value                --        0.68%         0.09%         0.59%
  Portfolio -- Class A

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           --        0.85%         0.12%         0.73%
  Portfolio -- Class A

 BlackRock Bond Income                         --        0.51%           --          0.51%
  Portfolio -- Class A

 BlackRock Bond Income                         --        0.76%           --          0.76%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond               0.35%          --          0.04%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Jennison Growth Portfolio -- Class A          0.60%          --          0.02%

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MFS(R) Total Return Portfolio -- Class A      0.56%          --          0.05%

 MFS(R) Value Portfolio -- Class B             0.62%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%          --          0.04%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic            0.56%          --          0.04%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                       0.44%          --          0.09%

 Growth Opportunities Portfolio                0.54%          --          0.13%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.77%          --          0.05%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                  0.47%         0.25%        0.10%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond                --        0.39%         0.03%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Jennison Growth Portfolio -- Class A           --        0.62%         0.08%         0.54%

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MFS(R) Total Return Portfolio -- Class A       --        0.61%           --          0.61%

 MFS(R) Value Portfolio -- Class B              --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis                       --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                 --        0.62%         0.05%         0.57%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic             --        0.60%         0.06%         0.54%
  Bond Opportunities
  Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                      0.03%       0.56%           --          0.56%

 Growth Opportunities Portfolio                 --        0.67%           --          0.67%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                   0.02%       0.84%         0.01%         0.83%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund                   --        0.82%           --          0.82%




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $769      $1,215      $1,736      $2,714
    minimum        $709      $1,033      $1,432      $2,097



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $269        $765      $1,286      $2,714
    minimum        $209        $583      $  982      $2,097


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus .

1. THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by BLIC. Currently, BLIC is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.


An annuity is a contract between you, the owner, and an insurance company (in this case BLIC), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. If you die during the accumulation phase, your beneficiary (or beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by BLIC. BLIC guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the fixed account, your money will be placed with the other general assets of BLIC, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase. All guarantees as to purchase payments or account value allocated to the fixed account, interest credited to the fixed account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying BLIC in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information -
Ownership."




2. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date.


We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.


ANNUITY PAYMENTS


You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). We may allow you to extend your annuity date, subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures. The annuitant is the person whose life we look to when we make annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase.At the annuity date, you can choose whether payments will come from the:


o  fixed account,


o  the investment portfolio(s) or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.


If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:


1) the value of your contract in the investment portfolio(s) on the annuity date,


2) the 3% assumed investment return used in the annuity table for the contract, and


3) the performance of the investment portfolios you selected.


If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.


Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, BLIC may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), BLIC has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).


ANNUITY OPTIONS


You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.


You can choose one of the following annuity options or any other annuity option acceptable to BLIC. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment. Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 3 and/or the duration of the guarantee period under Option 2.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


Where required by state law, the annuitant's sex will not be taken into consideration. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.


You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Under Option 2 described above, upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive a single lump sum equal to the commuted value of the remaining guaranteed payments. The commuted value will be equal to the present value of remaining payments as of the date of receipt of due proof of death in good order. For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




3. PURCHASE

PURCHASE PAYMENTS


A purchase payment is the money you give us to invest in the contract. The maximum total purchase payments for the contract is $1,000,000, without prior approval from us. You can make additional purchase payments of $500 or more during the accumulation phase. BLIC reserves the right to reject any purchase payment (except in New Jersey).


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract. We will not accept purchase payments made with cash, money orders, or travelers checks.


ALLOCATION OF PURCHASE PAYMENTS


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.


If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.


We reserve the right to make certain changes to the investment portfolios. (See "Investment Options -- Substitution.")


ACCUMULATION UNITS


The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) In addition to the investment performance of the investment portfolio, the deduction of Separate Account charges also affects an investment portfolio's accumulation unit value, as explained below. During the income phase of the contract we call the unit an annuity unit.


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and


2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the T. Rowe Price Large Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the T. Rowe Price Large Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.




4. INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BLIC. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A


     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A


     Invesco Comstock Portfolio -- Class B


     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A


     Victory Sycamore Mid Cap Value Portfolio -- Class A (formerly Invesco Mid
         Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class A

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A


     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A


     Jennison Growth Portfolio -- Class A

     Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Equity-Income Portfolio

     Growth Opportunities Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Equity Income Fund


TRANSFERS


You can transfer a portion of your account value among the fixed account and the investment portfolios.


BLIC has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Restrictions on Transfers.") We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers").


TRANSFERS BY TELEPHONE OR OTHER MEANS. You and/

or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to BLIC. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless BLIC is instructed otherwise, BLIC will accept instructions from either you or the other owner. (See "Other Information
- Requests and Elections.") BLIC will use reasonable procedures to confirm that instructions given us by telephone are genuine. BLIC may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time, or on a day when the New York Stock Exchange (NYSE) is not open, to be received on the next day that the NYSE is open.


TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than

12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:


1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.


2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


3. Your request for transfer must clearly state how much the transfer is for.


4. You cannot make any transfers within 7 calendar days of the annuity date.


TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap and high-yield investment portfolios

      Baillie Gifford International Stock Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Clarion Global Real Estate Portfolio

      Invesco V.I. International Growth Fund

      MFS(R) Research International Portfolio


      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Templeton Foreign VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio


- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any investment portfolios and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.


In addition, owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the

BlackRock Ultra-Short Term Bond Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.


The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Ultra-Short Term Bond Portfolio or the fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, BLIC does not charge for participating in the Dollar Cost Averaging Program. BLIC will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.


If you make an additional purchase payment while the Dollar Cost Averaging Program is in effect, we will not allocate the additional payment to the Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios under the Dollar Cost Averaging Program. Any purchase payments received after the Program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." BLIC reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. BLIC may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.


The Automatic Rebalancing Program is available only during the accumulation phase. Currently, BLIC does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Western Asset Management Strategic Bond Opportunities Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management Strategic Bond Opportunities Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BLIC will sell some of your units in the Western Asset Management Strategic Bond Opportunities Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.


VOTING RIGHTS


BLIC is the legal owner of the investment portfolio shares. However, BLIC believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should

BLIC determine that it is no longer required to comply with the above, it will vote the shares in its own right.


SUBSTITUTION


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




5. EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract.These charges and expenses are:


INSURANCE CHARGES


Each day, BLIC makes a deduction for its insurance charges. BLIC does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:


o  the mortality and expense risk premium, and


o  the administrative expense charge.


MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then BLIC will bear the loss. BLIC does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. BLIC may use any profits it makes from this charge to pay for the costs of distributing the contract.


ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. BLIC does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, BLIC will bear the loss.


CONTRACT MAINTENANCE CHARGE


During the accumulation phase, every year on the anniversary of the date when your contract was issued, BLIC deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.


BLIC will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. BLIC may some time in the future discontinue this practice and deduct the charge.


If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.


A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


WITHDRAWAL CHARGE


During the accumulation phase, you can make withdrawals from your contract. BLIC keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day BLIC processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After BLIC has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. BLIC does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.


o  10% of purchase payments free.


o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.


o  Earnings in the contract free.


o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.


For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.


When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.


The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


BLIC does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from Qualified Contracts. This exception only applies to amounts required to be distributed from the contract.


For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.


NOTE: For tax purposes, earnings are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. BLIC may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BLIC. BLIC may not deduct a withdrawal charge under a contract issued to an officer, director or employee of BLIC or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.


NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, BLIC will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.


PREMIUM TAXES AND OTHER TAXES


Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BLIC is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is BLIC's current practice to not charge anyone for these taxes until annuity payments begin. BLIC may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.


We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE


You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.


If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.


An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.




6. ACCESS TO YOUR MONEY

You (or in the case of (3) and (4) below, your beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive annuity payments;


(3) when a death benefit is paid to your beneficiary; or


(4) under annuity option 2 described under "Annuity Payments (The Income Phase)
       - Annuity Options" which provides for continuing annuity payments or a single lump sum upon death of the last surviving annuitant during the guaranteed period.


Under most circumstances, withdrawals can only be made during the accumulation phase.


When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when BLIC receives a written request for a withdrawal in good order prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):


o  less any applicable withdrawal charge,


o  less any premium tax, and


o  less any contract maintenance charge.


Unless you instruct BLIC otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. BLIC requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.


We have to receive your withdrawal request at our Annuity Service Center prior to the annuity date or your death; provided, however, that you may submit a written withdrawal request any time prior to the annuity date that indicates that the withdrawal should be processed as of the annuity date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the annuity date. Your request must be received at our Annuity Service Center on or before the annuity date.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."


There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. BLIC does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")


SUSPENSION OF PAYMENTS OR TRANSFERS


BLIC may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or BLIC cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


BLIC has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE

BLIC periodically advertises performance of the various investment portfolios. BLIC will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.


For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




8. DEATH BENEFIT

UPON YOUR DEATH


If you die before annuity payments begin, BLIC will pay a death benefit to your beneficiary (or beneficiaries) (see below). If you die during the income phase (after you begin receiving annuity payments), there is no death benefit; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Until the beneficiary submits the necessary documentation in good order, the account value attributable to his/her portion of the death benefit remains in the investment portfolios and is subject to investment risk.


If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if BLIC is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.


For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by BLIC, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by BLIC, Option A will be your death benefit.


If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.


From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by BLIC, Option A is your death benefit.


The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.


DEATH BENEFIT OPTION A:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest adjusted contract value (GACV) (as explained below).


The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:


Example: Assumed facts for example:


$10,000 current GACV

$8,000 contract value

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



$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)


New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625


The new GACV is $7,375.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest adjusted contract value (GACV) (as explained below).


The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.


DEATH BENEFIT OPTION B:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.


DEATH BENEFIT OPTION C:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest adjusted contract value (GACV) as determined below.


The GACV is initially the death benefit determined as of the day BLIC receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The GACV as determined below.


The GACV is initially the death benefit determined as of the day BLIC receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.


DEATH BENEFIT OPTION D:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or


2. The value of your contract at the time the death benefit is to be paid; or


3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).


After you, or your joint owner, reaches age 80, the death benefit will be the greater of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or


2. The value of your contract at the time the death benefit is to be paid; or


3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).


DEATH BENEFIT OPTION E:


Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:


1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);


2. The value of your contract at the time the death benefit is to be paid; or


3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.



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



CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.


Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF ANNUITANT


If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800)

343-8496 to make such changes.


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



9. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or

(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows,

      $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts.



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




However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each

403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




10. OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November 14, 2014, following the close of business, MetLife Investors merged into BLIC and BLIC replaced MetLife Investors as the issuer of the contract.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.


SELLING FIRMS


We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO ALL SELLING FIRMS


We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Request for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547- 9666 or


o  By Internet at www.brighthousefinancial.com

Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in good order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the investment portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the investment portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.


JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY


The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


ASSIGNMENT


You can assign the contract at any time during your lifetime. BLIC will not be bound by the assignment until it receives the written notice of the assignment. BLIC will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


FINANCIAL STATEMENTS


The financial statements of BLIC and the financial statements of the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


     Calculation of Performance Information


     Total Return


     Historical Unit Values


     Reporting Agencies


     Annuity Provisions


     Variable Annuity


     Fixed Annuity


     Annuity Unit Value


     Net Investment Factor


     Mortality and Expense Guarantee


     Additional Federal Tax Considerations


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.




                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
OLDCOVA

BHFTI - BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO (CLASS A) (FORMERLY BHFTI - METLIFE
SMALL CAP VALUE PORTFOLIO (CLASS A))

01/01/2008 to 12/31/2008        19.372605          13.431067             99,814
01/01/2009 to 12/31/2009        13.431067          16.796030             76,988
01/01/2010 to 12/31/2010        16.796030          19.899442             69,215
01/01/2011 to 12/31/2011        19.899442          17.916604             64,567
01/01/2012 to 12/31/2012        17.916604          20.894956             55,643
01/01/2013 to 12/31/2013        20.894956          27.365530             47,736
01/01/2014 to 12/31/2014        27.365530          27.515223             43,534
01/01/2015 to 12/31/2015        27.515223          25.720305             37,095
01/01/2016 to 12/31/2016        25.720305          33.366447             33,718
01/01/2017 to 12/31/2017        33.366447          36.845799             31,312
--------------------------      ---------          ---------             ------

BHFTI - BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY - CLASS A

04/28/2008 to 12/31/2008        23.843501          10.960448            258,779
01/01/2009 to 12/31/2009        10.960448          18.284528            235,154
01/01/2010 to 12/31/2010        18.284528          22.357666            225,614
01/01/2011 to 12/31/2011        22.357666          17.985229            186,584
01/01/2012 to 12/31/2012        17.985229          21.121417            153,028
01/01/2013 to 12/31/2013        21.121417          19.828302            138,763
01/01/2014 to 12/31/2014        19.828302          18.333877            120,652
01/01/2015 to 12/31/2015        18.333877          15.609361            119,555
01/01/2016 to 12/31/2016        15.609361          17.213723            112,117
01/01/2017 to 12/31/2017        17.213723          21.828473            104,559
--------------------------      ---------          ---------            -------

BHFTI - BRIGHTHOUSE/AIM CAPITAL APPRECIATION - CLASS A (FORMERLY BHFTI - MET/AIM
CAPITAL APPRECIATION - CLASS A)

01/01/2008 to 12/31/2008         1.629990           0.921884          4,626,754
01/01/2009 to 05/01/2009         0.921884           0.876791                  0
--------------------------      ---------          ---------          ---------

BHFTI - BRIGHTHOUSE/TEMPLETON GROWTH - CLASS A (FORMERLY BHFTI - MET/TEMPLETON
GROWTH - CLASS A)

01/01/2008 to 12/31/2008        20.550821          11.725706             60,844
01/01/2009 to 12/31/2009        11.725706          15.185619             49,668
01/01/2010 to 12/31/2010        15.185619          16.133241             40,629
01/01/2011 to 04/29/2011        16.133241          18.011682                  0
--------------------------      ---------          ---------          ---------

BHFTI - CLARION GLOBAL REAL ESTATE - CLASS A

01/01/2008 to 12/31/2008        23.871460          13.756080            227,187
01/01/2009 to 12/31/2009        13.756080          18.329043            202,708
01/01/2010 to 12/31/2010        18.329043          21.017518            176,273
01/01/2011 to 12/31/2011        21.017518          19.632219            149,726
01/01/2012 to 12/31/2012        19.632219          24.448495            130,663
01/01/2013 to 12/31/2013        24.448495          25.015384            121,470
01/01/2014 to 12/31/2014        25.015384          28.040942            107,851
01/01/2015 to 12/31/2015        28.040942          27.311660             98,306
01/01/2016 to 12/31/2016        27.311660          27.242904             89,050
01/01/2017 to 12/31/2017        27.242904          29.813307             86,780
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
BHFTI - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS A

01/01/2008 to 12/31/2008        10.898836           6.560632          1,036,196
01/01/2009 to 12/31/2009         6.560632           8.633609            934,701
01/01/2010 to 12/31/2010         8.633609          10.561397            819,924
01/01/2011 to 12/31/2011        10.561397          10.784804            691,166
01/01/2012 to 12/31/2012        10.784804          12.634806            614,615
01/01/2013 to 12/31/2013        12.634806          18.178696            537,066
01/01/2014 to 12/31/2014        18.178696          21.353332            467,790
01/01/2015 to 12/31/2015        21.353332          20.254301            409,973
01/01/2016 to 12/31/2016        20.254301          20.568788            372,131
01/01/2017 to 12/31/2017        20.568788          24.076591            351,419
--------------------------      ---------          ---------          ---------

BHFTI - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B

05/02/2011 to 12/31/2011         7.098974           6.434523              1,806
01/01/2012 to 12/31/2012         6.434523           7.518855              1,804
01/01/2013 to 12/31/2013         7.518855          10.795424              1,803
01/01/2014 to 12/31/2014        10.795424          12.656554              1,488
01/01/2015 to 12/31/2015        12.656554          11.976816              1,487
01/01/2016 to 12/31/2016        11.976816          12.126882              1,486
01/01/2017 to 12/31/2017        12.126882          14.160144              1,485
--------------------------      ---------          ---------          ---------

BHFTI - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B (FORMERLY BHFTI - LEGG MASON
CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B AND
BEFORE THAT BHFTI - LEGG MASON VALUE EQUITY - CLASS B)

01/01/2008 to 12/31/2008        10.361388           4.636801              5,072
01/01/2009 to 12/31/2009         4.636801           6.308454              9,821
01/01/2010 to 12/31/2010         6.308454           6.677066              7,785
01/01/2011 to 04/29/2011         6.677066           7.099791                  0
--------------------------      ---------          ---------          ---------

BHFTI - INVESCO COMSTOCK - CLASS B

01/01/2008 to 12/31/2008        11.526832           7.284280            388,974
01/01/2009 to 12/31/2009         7.284280           9.091664            364,382
01/01/2010 to 12/31/2010         9.091664          10.296992            324,964
01/01/2011 to 12/31/2011        10.296992          10.003537            302,076
01/01/2012 to 12/31/2012        10.003537          11.682001            277,905
01/01/2013 to 12/31/2013        11.682001          15.596242            251,985
01/01/2014 to 12/31/2014        15.596242          16.811585            221,469
01/01/2015 to 12/31/2015        16.811585          15.587994            186,837
01/01/2016 to 12/31/2016        15.587994          18.030200            154,771
01/01/2017 to 12/31/2017        18.030200          20.984326            133,753
--------------------------      ---------          ---------          ---------

BHFTI - MFS(R) RESEARCH INTERNATIONAL - CLASS A

01/01/2008 to 12/31/2008        25.353680          14.441714          2,005,101
01/01/2009 to 12/31/2009        14.441714          18.795769          1,702,107
01/01/2010 to 12/31/2010        18.795769          20.702923          1,495,382
01/01/2011 to 12/31/2011        20.702923          18.291939          1,311,937
01/01/2012 to 12/31/2012        18.291939          21.106056          1,142,722
01/01/2013 to 12/31/2013        21.106056          24.890732          1,014,270
01/01/2014 to 12/31/2014        24.890732          22.891409            912,237
01/01/2015 to 12/31/2015        22.891409          22.235323            813,785
01/01/2016 to 12/31/2016        22.235323          21.778776            748,651
01/01/2017 to 12/31/2017        21.778776          27.599835            702,753
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
BHFTI - MORGAN STANLEY MID CAP GROWTH - CLASS A

01/01/2008 to 12/31/2008        13.328319           7.008262            929,875
01/01/2009 to 12/31/2009         7.008262          10.907586            796,819
01/01/2010 to 12/31/2010        10.907586          14.241898            726,776
01/01/2011 to 12/31/2011        14.241898          13.108111            595,555
01/01/2012 to 12/31/2012        13.108111          14.159829            504,391
01/01/2013 to 12/31/2013        14.159829          19.451080            423,601
01/01/2014 to 12/31/2014        19.451080          19.427128            332,805
01/01/2015 to 12/31/2015        19.427128          18.240231            288,970
01/01/2016 to 12/31/2016        18.240231          16.499140            251,214
01/01/2017 to 12/31/2017        16.499140          22.837109            213,825
--------------------------      ---------          ---------            -------

BHFTI - OPPENHEIMER GLOBAL EQUITY - CLASS A

04/29/2013 to 12/31/2013         1.014352           1.163992            780,344
01/01/2014 to 12/31/2014         1.163992           1.175465            891,793
01/01/2015 to 12/31/2015         1.175465           1.207528            920,112
01/01/2016 to 12/31/2016         1.207528           1.196531            894,074
01/01/2017 to 12/31/2017         1.196531           1.617965            732,281
--------------------------      ---------          ---------            -------

BHFTI - OPPENHEIMER GLOBAL EQUITY - CLASS A (FORMERLY BHFTI - MET/TEMPLETON GROWTH -
CLASS A)

05/02/2011 to 12/31/2011        18.027027          14.861348             32,968
01/01/2012 to 12/31/2012        14.861348          17.950165             27,687
01/01/2013 to 04/26/2013        17.950165          19.095407                  0
--------------------------      ---------          ---------            -------

BHFTI - OPPENHEIMER GLOBAL EQUITY - CLASS B (FORMERLY BHFTII - OPPENHEIMER GLOBAL
EQUITY - CLASS B)

01/01/2008 to 12/31/2008        20.226654          11.855410            115,357
01/01/2009 to 12/31/2009        11.855410          16.343612            110,790
01/01/2010 to 12/31/2010        16.343612          18.683379            114,201
01/01/2011 to 12/31/2011        18.683379          16.875523             94,832
01/01/2012 to 12/31/2012        16.875523          20.163269             82,037
01/01/2013 to 12/31/2013        20.163269          25.273940             62,089
01/01/2014 to 12/31/2014        25.273940          25.456471             54,908
01/01/2015 to 12/31/2015        25.456471          26.090488             50,085
01/01/2016 to 12/31/2016        26.090488          25.787194             41,654
01/01/2017 to 12/31/2017        25.787194          34.771228             33,244
--------------------------      ---------          ---------            -------

BHFTI - PIMCO TOTAL RETURN - CLASS A

01/01/2008 to 12/31/2008        13.563664          13.459941          2,744,292
01/01/2009 to 12/31/2009        13.459941          15.714236          2,674,918
01/01/2010 to 12/31/2010        15.714236          16.799622          2,411,982
01/01/2011 to 12/31/2011        16.799622          17.133520          2,169,238
01/01/2012 to 12/31/2012        17.133520          18.508915          1,924,887
01/01/2013 to 12/31/2013        18.508915          17.937387          1,676,032
01/01/2014 to 12/31/2014        17.937387          18.482331          1,384,677
01/01/2015 to 12/31/2015        18.482331          18.277049          1,214,677
01/01/2016 to 12/31/2016        18.277049          18.536128          1,057,053
01/01/2017 to 12/31/2017        18.536128          19.151575            963,039
--------------------------      ---------          ---------          ---------

BHFTI - T. ROWE PRICE LARGE CAP VALUE - CLASS A

01/01/2008 to 12/31/2008        58.936216          37.081275          6,910,389
01/01/2009 to 12/31/2009        37.081275          43.393967          5,838,240
01/01/2010 to 12/31/2010        43.393967          50.205472          5,192,291
01/01/2011 to 12/31/2011        50.205472          47.643449          4,489,008
01/01/2012 to 12/31/2012        47.643449          55.561630          3,617,811
01/01/2013 to 12/31/2013        55.561630          73.467158          3,061,871
01/01/2014 to 12/31/2014        73.467158          82.273570          2,553,081
01/01/2015 to 12/31/2015        82.273570          78.442277          2,215,057
01/01/2016 to 12/31/2016        78.442277          89.885636          1,922,602
01/01/2017 to 12/31/2017        89.885636         103.946545          1,650,624
--------------------------      ---------         ----------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
BHFTI - VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (PREVIOUSLY BHFTI -
INVESCO MID CAP VALUE - CLASS A AND BEFORE
THAT BHFTI - LORD ABBETT MID CAP VALUE - CLASS A)

01/01/2008 to 12/31/2008        28.206617          17.061150          1,636,076
01/01/2009 to 12/31/2009        17.061150          21.342920          1,341,827
01/01/2010 to 12/31/2010        21.342920          26.485673          1,219,157
01/01/2011 to 12/31/2011        26.485673          25.214248          1,040,151
01/01/2012 to 12/31/2012        25.214248          28.589985            867,716
01/01/2013 to 12/31/2013        28.589985          36.826944            751,975
01/01/2014 to 12/31/2014        36.826944          39.931120            613,521
01/01/2015 to 12/31/2015        39.931120          35.928037            528,080
01/01/2016 to 12/31/2016        35.928037          41.018665            465,647
01/01/2017 to 12/31/2017        41.018665          44.403622            407,790
--------------------------      ---------          ---------          ---------

BHFTII - BAILLIE GIFFORD INTERNATIONAL STOCK - CLASS A

01/01/2008 to 12/31/2008        12.825026           7.065777             21,916
01/01/2009 to 12/31/2009         7.065777           8.512187             22,180
01/01/2010 to 12/31/2010         8.512187           8.999210             18,668
01/01/2011 to 12/31/2011         8.999210           7.110870             15,133
01/01/2012 to 12/31/2012         7.110870           8.380052             12,729
01/01/2013 to 12/31/2013         8.380052           9.547878             11,540
01/01/2014 to 12/31/2014         9.547878           9.122876             10,189
01/01/2015 to 12/31/2015         9.122876           8.818812              9,394
01/01/2016 to 12/31/2016         8.818812           9.163873              6,955
01/01/2017 to 12/31/2017         9.163873          12.213272              6,779
--------------------------      ---------          ---------          ---------

BHFTII - BLACKROCK BOND INCOME - CLASS A

01/01/2008 to 12/31/2008        51.511115          49.051848            115,929
01/01/2009 to 12/31/2009        49.051848          52.949540             97,613
01/01/2010 to 12/31/2010        52.949540          56.566652             84,736
01/01/2011 to 12/31/2011        56.566652          59.443381             76,353
01/01/2012 to 12/31/2012        59.443381          63.035465             70,237
01/01/2013 to 12/31/2013        63.035465          61.682750             70,931
01/01/2014 to 12/31/2014        61.682750          65.134462             69,125
01/01/2015 to 12/31/2015        65.134462          64.610144             66,432
01/01/2016 to 12/31/2016        64.610144          65.701187             61,246
01/01/2017 to 12/31/2017        65.701187          67.449166             63,191
--------------------------      ---------          ---------          ---------

BHFTII - BLACKROCK CAPITAL APPRECIATION - CLASS A

05/04/2009 to 12/31/2009         0.900657           1.135766          3,926,374
01/01/2010 to 12/31/2010         1.135766           1.341964          3,197,877
01/01/2011 to 12/31/2011         1.341964           1.204956          2,751,170
01/01/2012 to 12/31/2012         1.204956           1.358883          2,382,472
01/01/2013 to 12/31/2013         1.358883           1.798532          2,133,734
01/01/2014 to 12/31/2014         1.798532           1.931333          1,666,760
01/01/2015 to 12/31/2015         1.931333           2.024064          1,476,877
01/01/2016 to 12/31/2016         2.024064           1.997625          1,165,700
01/01/2017 to 12/31/2017         1.997625           2.638332          1,031,862
--------------------------      ---------          ---------          ---------

BHFTII - BLACKROCK ULTRA-SHORT TERM BOND - CLASS A (PREVIOUSLY BHFTII BLACKROCK
MONEY MARKET - CLASS A)

01/01/2008 to 12/31/2008        10.771508          10.924420          1,712,270
01/01/2009 to 12/31/2009        10.924420          10.817845          1,237,423
01/01/2010 to 12/31/2010        10.817845          10.668579            938,421
01/01/2011 to 12/31/2011        10.668579          10.520654            875,076
01/01/2012 to 12/31/2012        10.520654          10.373586            741,210
01/01/2013 to 12/31/2013        10.373586          10.229360            515,363
01/01/2014 to 12/31/2014        10.229360          10.087138            478,458
01/01/2015 to 12/31/2015        10.087138           9.947218            405,084
01/01/2016 to 12/31/2016         9.947218           9.843136            382,119
01/01/2017 to 12/31/2017         9.843136           9.792792            310,017
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
BHFTII - BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES - CLASS A (FORMERLY BHFTII
- MET/WELLINGTON CORE EQUITY OPPORTUNITIES
AND BEFORE THAT BHFTI - PIONEER FUND - CLASS A)

05/04/2009 to 12/31/2009         7.652907           9.396033          3,133,665
01/01/2010 to 12/31/2010         9.396033          10.768512          2,715,615
01/01/2011 to 12/31/2011        10.768512          10.136209          2,372,316
01/01/2012 to 12/31/2012        10.136209          11.053054          1,957,899
01/01/2013 to 12/31/2013        11.053054          14.504550          1,650,018
01/01/2014 to 12/31/2014        14.504550          15.898741          1,378,482
01/01/2015 to 12/31/2015        15.898741          15.687610          1,209,326
01/01/2016 to 04/29/2016        15.687610          15.790725                  0
--------------------------      ---------          ---------          ---------

BHFTII - BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES - CLASS A (FORMERLY BHFTII
- MET/WELLINGTON CORE EQUITY OPPORTUNITIES
AND BEFORE THAT BHFTI - PIONEER FUND - CLASS A)

01/01/2008 to 12/31/2008        12.783053           7.533320          3,620,341
01/01/2009 to 05/01/2009         7.533320           7.452959                  0
--------------------------      ---------          ---------          ---------

BHFTII - BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (PREVIOUSLY
MET/WELLINGTON CORE EQUITY OPPORTUNITIES
(CLASS A))

01/01/2008 to 12/31/2008        39.922203          23.875201            127,801
01/01/2009 to 12/31/2009        23.875201          31.074081            121,196
01/01/2010 to 12/31/2010        31.074081          34.319269            125,844
01/01/2011 to 12/31/2011        34.319269          32.477828            108,553
01/01/2012 to 12/31/2012        32.477828          36.142991             91,665
01/01/2013 to 12/31/2013        36.142991          47.651692             76,571
01/01/2014 to 12/31/2014        47.651692          51.986511             66,690
01/01/2015 to 12/31/2015        51.986511          52.491971             56,835
01/01/2016 to 12/31/2016        52.491971          55.564090            355,162
01/01/2017 to 12/31/2017        55.564090          65.242268            307,124
--------------------------      ---------          ---------          ---------

BHFTII - JENNISON GROWTH - CLASS A

01/01/2008 to 12/31/2008         5.592368           3.505646             22,613
01/01/2009 to 12/31/2009         3.505646           4.839303             20,402
01/01/2010 to 12/31/2010         4.839303           5.326929             18,375
01/01/2011 to 12/31/2011         5.326929           5.280023             11,659
01/01/2012 to 12/31/2012         5.280023           6.028060          1,621,295
01/01/2013 to 12/31/2013         6.028060           8.143791          1,443,608
01/01/2014 to 12/31/2014         8.143791           8.757822          1,245,256
01/01/2015 to 12/31/2015         8.757822           9.567414          1,024,173
01/01/2016 to 12/31/2016         9.567414           9.450474            897,564
01/01/2017 to 12/31/2017         9.450474          12.798077            791,535
--------------------------      ---------          ---------          ---------

BHFTII - JENNISON GROWTH - CLASS A (FORMERLY BHFTI - OPPENHEIMER CAPITAL
APPRECIATION - CLASS A)

01/01/2008 to 12/31/2008        12.716985           6.796265          1,409,365
01/01/2009 to 12/31/2009         6.796265           9.651977          1,241,343
01/01/2010 to 12/31/2010         9.651977          10.439244          1,102,108
01/01/2011 to 12/31/2011        10.439244          10.194139            979,162
01/01/2012 to 04/27/2012        10.194139          11.462682                  0
--------------------------      ---------          ---------          ---------

BHFTII - JENNISON GROWTH - CLASS B

01/01/2008 to 12/31/2008        13.028535           8.151737             64,311
01/01/2009 to 12/31/2009         8.151737          11.218650             55,256
01/01/2010 to 12/31/2010        11.218650          12.314363             37,640
01/01/2011 to 12/31/2011        12.314363          12.170433             30,149
01/01/2012 to 12/31/2012        12.170433          13.867289             68,258
01/01/2013 to 12/31/2013        13.867289          18.697485             65,373
01/01/2014 to 12/31/2014        18.697485          20.049588             61,733
01/01/2015 to 12/31/2015        20.049588          21.854602             65,132
01/01/2016 to 12/31/2016        21.854602          21.522787             63,963
01/01/2017 to 12/31/2017        21.522787          29.075058             57,405
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
BHFTII - JENNISON GROWTH - CLASS B (FORMERLY BHFTI - OPPENHEIMER CAPITAL
APPRECIATION - CLASS B)

01/01/2008 to 12/31/2008        10.320556           5.501468             90,842
01/01/2009 to 12/31/2009         5.501468           7.795840            115,318
01/01/2010 to 12/31/2010         7.795840           8.409868            105,165
01/01/2011 to 12/31/2011         8.409868           8.178688            103,532
01/01/2012 to 04/27/2012         8.178688           9.200993                  0
--------------------------      ---------           --------            -------

BHFTII - MFS(R) TOTAL RETURN - CLASS A

01/01/2008 to 12/31/2008        48.815543          37.472187             80,014
01/01/2009 to 12/31/2009        37.472187          43.823914             85,117
01/01/2010 to 12/31/2010        43.823914          47.569464            100,742
01/01/2011 to 12/31/2011        47.569464          48.042786             93,271
01/01/2012 to 12/31/2012        48.042786          52.859322             83,852
01/01/2013 to 12/31/2013        52.859322          62.024345             76,916
01/01/2014 to 12/31/2014        62.024345          66.446473             68,900
01/01/2015 to 12/31/2015        66.446473          65.420250             65,741
01/01/2016 to 12/31/2016        65.420250          70.445663             60,132
01/01/2017 to 12/31/2017        70.445663          78.114495             55,431
--------------------------      ---------          ---------            -------

BHFTII - MFS(R) VALUE PORTFOLIO

05/03/2010 to 12/31/2010        14.054099          14.530177             12,764
01/01/2011 to 12/31/2011        14.530177          14.420136             37,341
01/01/2012 to 12/31/2012        14.420136          16.538935             43,170
01/01/2013 to 12/31/2013        16.538935          22.080217             50,163
01/01/2014 to 12/31/2014        22.080217          24.072916             55,139
01/01/2015 to 12/31/2015        24.072916          23.651707             56,301
01/01/2016 to 12/31/2016        23.651707          26.610364             52,244
01/01/2017 to 12/31/2017        26.610364          30.855247             46,777
--------------------------      ---------          ---------            -------

BHFTII - NEUBERGER BERMAN GENESIS - CLASS A

04/29/2013 to 12/31/2013        16.122506          20.161444            627,001
01/01/2014 to 12/31/2014        20.161444          19.883244            543,230
01/01/2015 to 12/31/2015        19.883244          19.720721            482,980
01/01/2016 to 12/31/2016        19.720721          23.080139            435,061
01/01/2017 to 12/31/2017        23.080139          26.345258            381,198
--------------------------      ---------          ---------            -------

BHFTII - NEUBERGER BERMAN GENESIS - CLASS A (FORMERLY BHFTI - MLA MID CAP - CLASS A)

01/01/2008 to 12/31/2008        15.121123           9.221898          1,269,327
01/01/2009 to 12/31/2009         9.221898          12.471495          1,087,725
01/01/2010 to 12/31/2010        12.471495          15.158263            956,957
01/01/2011 to 12/31/2011        15.158263          14.180616            857,948
01/01/2012 to 12/31/2012        14.180616          14.764201            700,649
01/01/2013 to 04/26/2013        14.764201          16.012140                  0
--------------------------      ---------          ---------          ---------

BHFTII - T. ROWE PRICE LARGE CAP GROWTH - CLASS A

01/01/2008 to 12/31/2008        15.505052           8.885160            742,579
01/01/2009 to 12/31/2009         8.885160          12.567603            721,418
01/01/2010 to 12/31/2010        12.567603          14.506384            625,032
01/01/2011 to 12/31/2011        14.506384          14.145573            544,996
01/01/2012 to 12/31/2012        14.145573          16.594360            485,067
01/01/2013 to 12/31/2013        16.594360          22.771712            443,492
01/01/2014 to 12/31/2014        22.771712          24.495549            389,389
01/01/2015 to 12/31/2015        24.495549          26.758325            305,678
01/01/2016 to 12/31/2016        26.758325          26.850914            266,396
01/01/2017 to 12/31/2017        26.850914          35.444303            245,816
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
BHFTII - T. ROWE PRICE SMALL CAP GROWTH - CLASS A

01/01/2008 to 12/31/2008        16.249984          10.224056            279,597
01/01/2009 to 12/31/2009        10.224056          14.010591            237,620
01/01/2010 to 12/31/2010        14.010591          18.637520            216,273
01/01/2011 to 12/31/2011        18.637520          18.704077            198,936
01/01/2012 to 12/31/2012        18.704077          21.425898            160,642
01/01/2013 to 12/31/2013        21.425898          30.541945            140,937
01/01/2014 to 12/31/2014        30.541945          32.197148            120,434
01/01/2015 to 12/31/2015        32.197148          32.609302            110,703
01/01/2016 to 12/31/2016        32.609302          35.931626            107,689
01/01/2017 to 12/31/2017        35.931626          43.542288             91,013
--------------------------      ---------          ---------            -------

BHFTII - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES - CLASS A

01/01/2008 to 12/31/2008        21.803769          18.272177             42,983
01/01/2009 to 12/31/2009        18.272177          23.823761             44,304
01/01/2010 to 12/31/2010        23.823761          26.482253             39,554
01/01/2011 to 12/31/2011        26.482253          27.718545             48,076
01/01/2012 to 12/31/2012        27.718545          30.473205             27,054
01/01/2013 to 12/31/2013        30.473205          30.378035             23,395
01/01/2014 to 12/31/2014        30.378035          31.594295             25,114
01/01/2015 to 12/31/2015        31.594295          30.620101             22,706
01/01/2016 to 12/31/2016        30.620101          32.777611            891,885
01/01/2017 to 12/31/2017        32.777611          34.982364            709,414
--------------------------      ---------          ---------            -------

BHFTII - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES - CLASS A (FORMERLY
BHFTI - LORD ABBETT BOND DEBENTURE -
CLASS A)

01/01/2008 to 12/31/2008        19.771633          15.908806          2,930,362
01/01/2009 to 12/31/2009        15.908806          21.511435          2,443,195
01/01/2010 to 12/31/2010        21.511435          24.007623          2,165,186
01/01/2011 to 12/31/2011        24.007623          24.817134          1,859,419
01/01/2012 to 12/31/2012        24.817134          27.698725          1,503,320
01/01/2013 to 12/31/2013        27.698725          29.544750          1,298,369
01/01/2014 to 12/31/2014        29.544750          30.625776          1,083,897
01/01/2015 to 12/31/2015        30.625776          29.633802            924,716
01/01/2016 to 04/29/2016        29.633802          30.548201                  0
--------------------------      ---------          ---------          ---------

DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP - CLASS A

01/01/2008 to 12/31/2008        14.606853          15.114066             28,244
01/01/2009 to 12/31/2009        15.114066          16.107924             26,761
01/01/2010 to 12/31/2010        16.107924          16.934567             25,550
01/01/2011 to 12/31/2011        16.934567          17.946385             24,804
01/01/2012 to 12/31/2012        17.946385          18.213166             20,213
01/01/2013 to 12/31/2013        18.213166          17.413322             14,265
01/01/2014 to 12/31/2014        17.413322          18.080251             10,450
01/01/2015 to 12/31/2015        18.080251          17.824485              9,318
01/01/2016 to 12/31/2016        17.824485          17.779029              7,832
01/01/2017 to 12/31/2017        17.779029          17.825645              7,743
--------------------------      ---------          ---------          ---------

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS

01/01/2008 to 12/31/2008        16.008528           9.051927             52,152
01/01/2009 to 12/31/2009         9.051927          11.622489             45,312
01/01/2010 to 12/31/2010        11.622489          13.197293             35,173
01/01/2011 to 12/31/2011        13.197293          13.140605             34,972
01/01/2012 to 12/31/2012        13.140605          15.199575             26,428
01/01/2013 to 12/31/2013        15.199575          19.207235             24,671
01/01/2014 to 12/31/2014        19.207235          20.591435             21,954
01/01/2015 to 12/31/2015        20.591435          19.500133             19,952
01/01/2016 to 12/31/2016        19.500133          22.693706             29,527
01/01/2017 to 12/31/2017        22.693706          25.264777             16,472
--------------------------      ---------          ---------          ---------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS

01/01/2008 to 12/31/2008        11.789402           5.229006            20,661
01/01/2009 to 12/31/2009         5.229006           7.520545            18,015
01/01/2010 to 12/31/2010         7.520545           9.176368            11,282
01/01/2011 to 12/31/2011         9.176368           9.256894             9,746
01/01/2012 to 12/31/2012         9.256894          10.917717             9,992
01/01/2013 to 12/31/2013        10.917717          14.846203             8,527
01/01/2014 to 12/31/2014        14.846203          16.426242             8,424
01/01/2015 to 12/31/2015        16.426242          17.106247             7,231
01/01/2016 to 12/31/2016        17.106247          16.925141             7,022
01/01/2017 to 12/31/2017        16.925141          22.450921             6,874
--------------------------      ---------          ---------            ------

FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1 (NOW BHFTI - MFS(R)
EMERGING MARKETS EQUITY - CLASS A)

01/01/2008 to 04/25/2008        26.127906          23.807747                 0
--------------------------      ---------          ---------            ------

INVESCO V.I. - INTERNATIONAL GROWTH FUND - SERIES I

01/01/2008 to 12/31/2008        20.559008          12.089673           177,979
01/01/2009 to 12/31/2009        12.089673          16.123086           154,412
01/01/2010 to 12/31/2010        16.123086          17.944223           128,380
01/01/2011 to 12/31/2011        17.944223          16.502284           108,109
01/01/2012 to 12/31/2012        16.502284          18.799103            81,417
01/01/2013 to 12/31/2013        18.799103          22.062476            73,892
01/01/2014 to 12/31/2014        22.062476          21.827827            60,846
01/01/2015 to 12/31/2015        21.827827          21.019940            56,099
01/01/2016 to 12/31/2016        21.019940          20.634087            49,299
01/01/2017 to 12/31/2017        20.634087          25.028613            39,873
--------------------------      ---------          ---------           -------

PUTNAM VT EQUITY INCOME - CLASS IB

01/01/2008 to 12/31/2008        16.466350          11.180268            90,271
01/01/2009 to 12/31/2009        11.180268          14.051163            71,901
01/01/2010 to 12/31/2010        14.051163          15.602656            65,224
01/01/2011 to 12/31/2011        15.602656          15.681816            65,571
01/01/2012 to 12/31/2012        15.681816          18.447717            60,963
01/01/2013 to 12/31/2013        18.447717          24.088162            52,934
01/01/2014 to 12/31/2014        24.088162          26.760554            55,923
01/01/2015 to 12/31/2015        26.760554          25.585554            53,398
01/01/2016 to 12/31/2016        25.585554          28.672195            43,140
01/01/2017 to 12/31/2017        28.672195          33.582676            36,283
--------------------------      ---------          ---------           -------

PUTNAM VT GROWTH AND INCOME - CLASS IB

01/01/2008 to 12/31/2008        13.559101           8.196068            10,244
01/01/2009 to 12/31/2009         8.196068          10.491562             6,125
01/01/2010 to 04/30/2010        10.491562          11.209009                 0
--------------------------      ---------          ---------           -------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                 AUV AT
                              BEGINNING OF          AUV AT           ACCUM UNITS
                                 PERIOD        ENDING OF PERIOD     END OF PERIOD
                             --------------   ------------------   --------------
TEMPLETON FOREIGN VIP (CLASS 1)

01/01/2008 to 12/31/2008        16.436255           9.685987       674,497
01/01/2009 to 12/31/2009         9.685987          13.117951       595,609
01/01/2010 to 12/31/2010        13.117951          14.057894       541,164
01/01/2011 to 12/31/2011        14.057894          12.414811       471,929
01/01/2012 to 12/31/2012        12.414811          14.517795       418,381
01/01/2013 to 12/31/2013        14.517795          17.647886       369,413
01/01/2014 to 12/31/2014        17.647886          15.507901       316,276
01/01/2015 to 12/31/2015        15.507901          14.327573       294,984
01/01/2016 to 12/31/2016        14.327573          15.186574       270,284
01/01/2017 to 12/31/2017        15.186574          17.524996       251,502




DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II (formerly DWS Variable Series II): Deutsche Government & Agency Securities VIP (Class A) (formerly DWS Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I): Invesco V.I. International Growth Fund (closed May 1, 2002 for Cova VA); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust) (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003 for Cova VA); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003 for Cova VA);
(e) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): T. Rowe Price Large Cap Growth Portfolio (Class A) (added and closed May 1, 2004 for Cova VA); (f) Brighthouse Funds Trust I (formerly Met Investors Series Trust):
Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (Class A) (closed May 1, 2005); (g) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed April 30, 2007); (h) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): BlackRock Capital Appreciation Portfolio (added and closed effective May 4, 2009); (i) Brighthouse Funds Trust I (formerly Met Investors Series Trust): Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011 for Cova VA) and ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011 for Cova VA).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the General American Money Market Fund merged into the State Street Research Money Market Portfolio of Brighthouse Funds Trust II and the following investment portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund,
Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of Brighthouse Funds Trust I;
(c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; Franklin Small Cap Fund was replaced

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I;
(d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of Brighthouse Funds Trust I; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of Brighthouse Funds Trust II; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Brighthouse Funds Trust II; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I.


Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Brighthouse Funds Trust I merged into the PIMCO Total Return Portfolio (Class A) of the Brighthouse Funds Trust I and the J.P. Morgan Select Equity Portfolio (Class A) of the Brighthouse Funds Trust I merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Brighthouse Funds Trust II. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Brighthouse Funds Trust II merged into the Jennison Growth Portfolio (Class B) of the Brighthouse Funds Trust II.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Brighthouse Funds Trust I; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Brighthouse Funds Trust I and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Brighthouse Funds Trust II, Inc. merged into the Legg Mason Value Equity Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust II and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Brighthouse Funds Trust I merged into the Lazard Mid-Cap Portfolio (Class A) of the Brighthouse Funds Trust I; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Brighthouse Funds Trust

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

I merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Brighthouse Funds Trust I, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Brighthouse Funds Trust I merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Brighthouse Funds Trust I.


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007); and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A ) ( closed 5/1/02) was replaced with the Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed 4/30/07).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 4, 2009, the Met/AIM Capital Appreciation Portfolio (Class
A) of the Brighthouse Funds Trust I merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust II; and the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Brighthouse Funds Trust II. merged into the Pioneer Fund Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Brighthouse Funds Trust II, and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Brighthouse Funds Trust I.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Brighthouse Funds Trust I merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Brighthouse Funds Trust I merged into the Jennison Growth Portfolio of the Brighthouse Funds Trust II.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Brighthouse Funds Trust I merged into the Neuberger Berman Genesis Portfolio of the Brighthouse Funds Trust II.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Brighthouse Funds Trust II merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Brighthouse Funds Trust I.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Brighthouse Funds Trust I merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Brighthouse Funds Trust II.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Brighthouse Funds Trust I merged into the Brighthouse/

Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) of the
Brighthouse Funds Trust II.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.




           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio -- Class A
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class A                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class A
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class A   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class A                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 Victory Sycamore Mid Cap Value            Seeks high total return by investing in equity
 Portfolio -- Class A (formerly Invesco    securities of mid-sized companies.
 Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock       Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class A                      from investing in fixed-income securities.
 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class B                      from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio -- Class A                      consistent with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class A               Subadviser: Aberdeen Asset Managers
                                           Limited
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Morgan Stanley Investment
                                           Management Inc.
 Oppenheimer Global Equity                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: OppenheimerFunds, Inc.
 PIMCO Total Return Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A (formerly Invesco    Subadviser: Victory Capital Management
 Mid Cap Value Portfolio)                  Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MFS(R) Total Return Portfolio -- Class A   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class A
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 Growth Opportunities Portfolio             Seeks to provide capital growth.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Seeks capital growth and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Wellington Management
                                            Company LLP
 Jennison Growth Portfolio -- Class A       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio -- Class A   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Growth Opportunities Portfolio             Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Putnam Investment Management, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:




BRIGHTHOUSE FUNDS TRUST I

     Invesco Comstock Portfolio -- Class B


     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A


     Victory Sycamore Mid Cap Value Portfolio -- Class A



BRIGHTHOUSE FUNDS TRUST II


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A


     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A


     Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Invesco V.I. International Growth Fund -- Series I

     ClearBridge Aggressive Growth Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Templeton Foreign VIP Fund -- Class 1

--------------------------------------------------------------------------------

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund




BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio


     MFS(R) Research International Portfolio

     PIMCO Total Return Portfolio


     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II -- CLASS A


     Baillie Gifford International Stock Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Jennison Growth Portfolio

     Neuberger Berman Genesis Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A

--------------------------------------------------------------------------------

If you purchased the PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund




BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio


     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A


     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio


     Brighthouse/Wellington Core Equity Opportunities Portfolio


     Jennison Growth Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A

--------------------------------------------------------------------------------

If you purchased the DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio


     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A


     BlackRock Ultra-Short Term Bond Portfolio


     Brighthouse/Wellington Core Equity Opportunities Portfolio


     Jennison Growth Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Brighthouse Small Cap Value Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Deutsche Government & Agency Securities VIP -- Class A

--------------------------------------------------------------------------------

If you purchased the PREVAIL VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund




BRIGHTHOUSE FUNDS TRUST I -- CLASS A


     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A


     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio


     Brighthouse/Wellington Core Equity Opportunities Portfolio


     Jennison Growth Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A

                      STATEMENT OF ADDITIONAL INFORMATION


                     INDIVIDUAL FIXED AND VARIABLE DEFERRED


                                ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated April 30, 2018, for the Individual Fixed and Variable Deferred Annuity Contract which is described herein.



The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus call or write to the company at: P.O. Box 10366, Des Moines, Iowa 50306-0366, or call (800) 343-8496.



This Statement of Additional Information is dated April 30, 2018.


SAI-0418BLICCOVAVA
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    3
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    5
  Total Return....................................    5
  Historical Unit Values..........................    6
  Reporting Agencies..............................    6
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    7
  THE ADJUSTED CONTRACT VALUE (DEFINED UNDER
  "VARIABLE ANNUITY PAYMENTS" IN THE
  PROSPECTUS) IS DETERMINED ON THE ANNUITY
  CALCULATION DATE, WHICH IS A BUSINESS DAY NO
  MORE THAN FIVE (5) BUSINESS DAYS BEFORE THE
  ANNUITY DATE. THIS VALUE WILL BE USED TO
  DETERMINE A FIXED ANNUITY PAYMENT...............    7
  Annuity Unit Value..............................    7
  Net Investment Factor...........................    7
  Mortality and Expense Guarantee.................    7
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    7
  FINANCIAL STATEMENTS............................   10

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $599,512,866          $0
  2016        $568,161,672          $0
  2015        $568,720,128          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $59,616,093. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $6,041 to $67,159,258.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product including a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made.

The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.


FIXED ANNUITY


THE ADJUSTED CONTRACT VALUE (DEFINED UNDER "VARIABLE ANNUITY PAYMENTS" IN THE PROSPECTUS) IS DETERMINED ON THE ANNUITY CALCULATION DATE, WHICH IS A BUSINESS DAY NO MORE THAN FIVE (5) BUSINESS DAYS BEFORE THE ANNUITY DATE. THIS VALUE WILL BE USED TO DETERMINE A FIXED ANNUITY PAYMENT.

ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.


NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.



FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                      AMERICAN FUNDS
                                               AMERICAN FUNDS          GLOBAL SMALL          AMERICAN FUNDS        BHFTI AB GLOBAL
                                                GLOBAL GROWTH         CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------   --------------------
ASSETS:
   Investments at fair value..............   $       114,161,122   $         28,045,085   $       143,094,847   $         30,017,030
   Due from Brighthouse Life
     Insurance Company....................                    --                     --                     1                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Assets......................           114,161,122             28,045,085           143,094,848             30,017,030
                                             -------------------   --------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees...........................                    65                     55                    68                    111
   Due to Brighthouse Life
     Insurance Company....................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Liabilities.................                    65                     55                    68                    111
                                             -------------------   --------------------   -------------------   --------------------

NET ASSETS................................   $       114,161,057   $         28,045,030   $       143,094,780   $         30,016,919
                                             ===================   ====================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       114,161,057   $         28,045,030   $       142,859,647   $         30,016,919
   Net assets from contracts in payout....                    --                     --               235,133                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Net Assets..................   $       114,161,057   $         28,045,030   $       143,094,780   $         30,016,919
                                             ===================   ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTI ALLIANZ
                                            GLOBAL INVESTORS     BHFTI AMERICAN        BHFTI AMERICAN
                                                 DYNAMIC         FUNDS BALANCED         FUNDS GROWTH         BHFTI AMERICAN
                                            MULTI-ASSET PLUS       ALLOCATION            ALLOCATION           FUNDS GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           413,530  $       240,479,328  $        277,986,845  $         34,515,200
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................              413,530          240,479,328           277,986,845            34,515,201
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   48                   91                    65                    75
   Due to Brighthouse Life
     Insurance Company..................                   --                    1                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   48                   92                    65                    75
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
   Net assets from contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
                                          ===================  ===================  ====================  ====================


                                             BHFTI AMERICAN                             BHFTI BLACKROCK
                                             FUNDS MODERATE       BHFTI AQR GLOBAL      GLOBAL TACTICAL       BHFTI BLACKROCK
                                               ALLOCATION           RISK BALANCED         STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        111,985,638  $          9,285,036  $        59,214,244  $         14,586,699
   Due from Brighthouse Life
     Insurance Company..................                    --                     1                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           111,985,638             9,285,037           59,214,244            14,586,699
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                    87                  106                   127
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    66                    87                  106                   127
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        111,985,572  $          9,284,950  $        59,214,138  $         14,586,572
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        111,985,572  $          9,278,778  $        59,214,138  $         14,586,572
   Net assets from contracts in payout..                    --                 6,172                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        111,985,572  $          9,284,950  $        59,214,138  $         14,586,572
                                          ====================  ====================  ===================  ====================



                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        164,891,574  $       135,770,158
   Due from Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................           164,891,574          135,770,158
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    71                   99
   Due to Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    71                   99
                                          --------------------  -------------------

NET ASSETS..............................  $        164,891,503  $       135,770,059
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        164,871,345  $       135,719,928
   Net assets from contracts in payout..                20,158               50,131
                                          --------------------  -------------------
        Total Net Assets................  $        164,891,503  $       135,770,059
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                           BHFTI BRIGHTHOUSE/
                                                                 BHFTI BRIGHTHOUSE/  BHFTI BRIGHTHOUSE/         FRANKLIN
                                            BHFTI BRIGHTHOUSE     ABERDEEN EMERGING      EATON VANCE          LOW DURATION
                                             SMALL CAP VALUE       MARKETS EQUITY       FLOATING RATE         TOTAL RETURN
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         46,628,322  $        44,628,920  $         3,316,298  $         30,979,392
   Due from Brighthouse Life
     Insurance Company..................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            46,628,322           44,628,920            3,316,298            30,979,392
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   153                  146                   72                   123
   Due to Brighthouse Life
     Insurance Company..................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   153                  147                   72                   123
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         46,628,169  $        44,628,773  $         3,316,226  $         30,979,269
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,576,863  $        44,451,861  $         3,316,226  $         30,971,364
   Net assets from contracts in payout..                51,306              176,912                   --                 7,905
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         46,628,169  $        44,628,773  $         3,316,226  $         30,979,269
                                          ====================  ===================  ===================  ====================

                                                               BHFTI BRIGHTHOUSE/
                                          BHFTI BRIGHTHOUSE/       WELLINGTON
                                               TEMPLETON            LARGE CAP           BHFTI CLARION       BHFTI CLEARBRIDGE
                                          INTERNATIONAL BOND        RESEARCH         GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,678,724  $         8,998,992  $         31,612,409  $         87,171,697
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................            4,678,724            8,998,992            31,612,409            87,171,698
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   60                   63                   188                   134
   Due to Brighthouse Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   60                   63                   188                   134
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         4,678,664  $         8,998,929  $         31,612,221  $         87,171,564
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,678,664  $         8,986,300  $         31,550,296  $         87,014,175
   Net assets from contracts in payout..                   --               12,629                61,925               157,389
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         4,678,664  $         8,998,929  $         31,612,221  $         87,171,564
                                          ===================  ===================  ====================  ====================


                                              BHFTI HARRIS          BHFTI INVESCO
                                                 OAKMARK            BALANCED-RISK
                                              INTERNATIONAL          ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         67,387,701  $        16,201,226
   Due from Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            67,387,701           16,201,226
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   112                   86
   Due to Brighthouse Life
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                   112                   87
                                          --------------------  -------------------

NET ASSETS..............................  $         67,387,589  $        16,201,139
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         67,329,731  $        16,201,139
   Net assets from contracts in payout..                57,858                   --
                                          --------------------  -------------------
        Total Net Assets................  $         67,387,589  $        16,201,139
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTI
                                             BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN       JPMORGAN GLOBAL
                                               COMSTOCK          SMALL CAP GROWTH         CORE BOND        ACTIVE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       117,901,539  $        51,217,146  $         15,316,857  $        16,459,391
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          117,901,539           51,217,146            15,316,857           16,459,391
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  152                  111                    77                   90
   Due to Brighthouse Life
     Insurance Company..................                   --                   --                    13                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  152                  111                    90                   90
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       117,901,387  $        51,217,035  $         15,316,767  $        16,459,301
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       117,094,254  $        51,135,535  $         15,316,767  $        16,459,301
   Net assets from contracts in payout..              807,133               81,500                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       117,901,387  $        51,217,035  $         15,316,767  $        16,459,301
                                          ===================  ===================  ====================  ===================

                                                                                        BHFTI METLIFE
                                             BHFTI JPMORGAN     BHFTI LOOMIS SAYLES      MULTI-INDEX       BHFTI MFS RESEARCH
                                             SMALL CAP VALUE      GLOBAL MARKETS        TARGETED RISK         INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          9,403,961  $        13,060,648  $        12,362,641  $       110,320,557
   Due from Brighthouse Life
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             9,403,961           13,060,648           12,362,641          110,320,557
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    94                   88                   65                  224
   Due to Brighthouse Life
     Insurance Company..................                    --                   --                   --                    2
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    94                   88                   65                  226
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          9,403,867  $        13,060,560  $        12,362,576  $       110,320,331
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,393,676  $        13,060,560  $        12,362,576  $       109,908,443
   Net assets from contracts in payout..                10,191                   --                   --              411,888
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          9,403,867  $        13,060,560  $        12,362,576  $       110,320,331
                                          ====================  ===================  ===================  ====================

                                                  BHFTI
                                             MORGAN STANLEY     BHFTI OPPENHEIMER
                                             MID CAP GROWTH       GLOBAL EQUITY
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,318,252  $        47,851,062
   Due from Brighthouse Life
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           58,318,252           47,851,062
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  102                  152
   Due to Brighthouse Life
     Insurance Company..................                   --                    1
                                          -------------------  -------------------
       Total Liabilities................                  102                  153
                                          -------------------  -------------------

NET ASSETS..............................  $        58,318,150  $        47,850,909
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,095,157  $        47,752,846
   Net assets from contracts in payout..              222,993               98,063
                                          -------------------  -------------------
       Total Net Assets.................  $        58,318,150  $        47,850,909
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                   BHFTI                BHFTI
                                              PANAGORA GLOBAL      PIMCO INFLATION         BHFTI PIMCO         BHFTI PYRAMIS
                                             DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN       GOVERNMENT INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,152,371  $        81,095,426  $       382,858,150  $         5,512,475
   Due from Brighthouse Life
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            1,152,371           81,095,426          382,858,150            5,512,475
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   67                  166                  193                   89
   Due to Brighthouse Life
     Insurance Company....................                   --                    2                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   67                  168                  193                   89
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         1,152,304  $        81,095,258  $       382,857,957  $         5,512,386
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,152,304  $        81,047,561  $       381,939,954  $         5,512,386
   Net assets from contracts in payout....                   --               47,697              918,003                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         1,152,304  $        81,095,258  $       382,857,957  $         5,512,386
                                            ===================  ===================  ===================  ===================

                                                                                               BHFTI
                                               BHFTI SCHRODERS       BHFTI SCHRODERS        SSGA GROWTH              BHFTI
                                            GLOBAL MULTI-ASSET II  GLOBAL MULTI-ASSET     AND INCOME ETF        SSGA GROWTH ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $         5,579,666   $         7,863,471  $       141,674,647  $        48,040,294
   Due from Brighthouse Life
     Insurance Company....................                    --                    --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Assets.......................             5,579,666             7,863,471          141,674,647           48,040,294
                                            ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    68                    96                   73                   97
   Due to Brighthouse Life
     Insurance Company....................                    --                    --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    68                    96                   73                   97
                                            ---------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $         5,579,598   $         7,863,375  $       141,674,574  $        48,040,197
                                            =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         5,579,598   $         7,863,375  $       141,664,610  $        48,030,312
   Net assets from contracts in payout....                    --                    --                9,964                9,885
                                            ---------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $         5,579,598   $         7,863,375  $       141,674,574  $        48,040,197
                                            =====================  ===================  ===================  ===================


                                             BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE
                                               LARGE CAP VALUE       MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       551,711,733   $        80,122,087
   Due from Brighthouse Life
     Insurance Company....................                   --                    --
                                            --------------------  --------------------
       Total Assets.......................          551,711,733            80,122,087
                                            --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  153                   151
   Due to Brighthouse Life
     Insurance Company....................                   --                    --
                                            --------------------  --------------------
       Total Liabilities..................                  153                   151
                                            --------------------  --------------------

NET ASSETS................................  $       551,711,580   $        80,121,936
                                            ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       545,168,210   $        80,066,125
   Net assets from contracts in payout....            6,543,370                55,811
                                            --------------------  --------------------
       Total Net Assets...................  $       551,711,580   $        80,121,936
                                            ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTI VICTORY          BHFTI WELLS             BHFTII
                                                SYCAMORE         CAPITAL MANAGEMENT      BAILLIE GIFFORD      BHFTII BLACKROCK
                                              MID CAP VALUE         MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        162,408,535  $         15,947,374  $         16,546,728  $         96,014,167
   Due from Brighthouse Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           162,408,536            15,947,374            16,546,728            96,014,167
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   203                   122                   149                   108
   Due to Brighthouse Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   203                   123                   150                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        162,408,333  $         15,947,251  $         16,546,578  $         96,014,059
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        161,244,631  $         15,936,106  $         16,537,913  $         95,851,852
   Net assets from contracts in payout..             1,163,702                11,145                 8,665               162,207
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        162,408,333  $         15,947,251  $         16,546,578  $         96,014,059
                                          ====================  ====================  ====================  ====================

                                                                  BHFTII BLACKROCK
                                            BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                          CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         11,556,025  $         54,680,163  $         17,869,557  $      1,025,469,757
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            11,556,025            54,680,163            17,869,557         1,025,469,757
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    84                   160                    61                    80
   Due to Brighthouse Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    84                   161                    62                    80
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         11,555,941  $         54,680,002  $         17,869,495  $      1,025,469,677
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,549,621  $         54,052,404  $         17,869,495  $      1,024,313,441
   Net assets from contracts in payout..                 6,320               627,598                    --             1,156,236
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         11,555,941  $         54,680,002  $         17,869,495  $      1,025,469,677
                                          ====================  ====================  ====================  ====================


                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,422,932,193  $      1,624,574,626
   Due from Brighthouse Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         2,422,932,193         1,624,574,626
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    72                    71
   Due to Brighthouse Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    72                    72
                                          --------------------  --------------------

NET ASSETS..............................  $      2,422,932,121  $      1,624,574,554
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,421,442,763  $      1,623,667,632
   Net assets from contracts in payout..             1,489,358               906,922
                                          --------------------  --------------------
        Total Net Assets................  $      2,422,932,121  $      1,624,574,554
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                BHFTII BRIGHTHOUSE/   BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/      DIMENSIONAL           WELLINGTON
                                                 ARTISAN           INTERNATIONAL          CORE EQUITY        BHFTII FRONTIER
                                              MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES       MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         34,392,357  $         4,826,149  $        265,877,017  $         8,127,035
   Due from Brighthouse Life
     Insurance Company..................                     2                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            34,392,359            4,826,149           265,877,017            8,127,036
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   126                  137                   307                  126
   Due to Brighthouse Life
     Insurance Company..................                    --                    1                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   126                  138                   307                  126
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         34,392,233  $         4,826,011  $        265,876,710  $         8,126,910
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         34,331,841  $         4,826,011  $        264,670,010  $         8,113,324
   Net assets from contracts in payout..                60,392                   --             1,206,700               13,586
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         34,392,233  $         4,826,011  $        265,876,710  $         8,126,910
                                          ====================  ===================  ====================  ===================


                                                                      BHFTII
                                                BHFTII             LOOMIS SAYLES        BHFTII METLIFE        BHFTII METLIFE
                                            JENNISON GROWTH      SMALL CAP GROWTH    AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       132,796,086  $         15,637,032   $         6,496,907  $          7,765,858
   Due from Brighthouse Life
     Insurance Company..................                    1                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................          132,796,087            15,637,033             6,496,907             7,765,858
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  135                   103                    68                    82
   Due to Brighthouse Life
     Insurance Company..................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                  135                   103                    69                    82
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       132,795,952  $         15,636,930   $         6,496,838  $          7,765,776
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       132,424,362  $         15,605,811   $         6,496,838  $          7,765,776
   Net assets from contracts in payout..              371,590                31,119                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $       132,795,952  $         15,636,930   $         6,496,838  $          7,765,776
                                          ===================  ====================  ====================  ====================



                                            BHFTII METLIFE        BHFTII METLIFE
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,144,004  $         6,488,740
   Due from Brighthouse Life
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            3,144,004            6,488,740
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   77                   92
   Due to Brighthouse Life
     Insurance Company..................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   78                   92
                                          -------------------  -------------------

NET ASSETS..............................  $         3,143,926  $         6,488,648
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,143,926  $         6,488,648
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         3,143,926  $         6,488,648
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                                                                 BHFTII
                                             BHFTII METLIFE         BHFTII MFS                              NEUBERGER BERMAN
                                               STOCK INDEX         TOTAL RETURN        BHFTII MFS VALUE          GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         54,193,938  $        89,218,397  $        187,397,206  $        43,407,925
   Due from Brighthouse Life
     Insurance Company..................                    --                    1                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            54,193,938           89,218,398           187,397,207           43,407,926
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                  108                   148                  192
   Due to Brighthouse Life
     Insurance Company..................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    61                  108                   148                  192
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         54,193,877  $        89,218,290  $        187,397,059  $        43,407,734
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         54,193,877  $        88,529,563  $        187,179,911  $        43,242,501
   Net assets from contracts in payout..                    --              688,727               217,148              165,233
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         54,193,877  $        89,218,290  $        187,397,059  $        43,407,734
                                          ====================  ===================  ====================  ===================

                                                                                                             BHFTII WESTERN
                                                 BHFTII               BHFTII               BHFTII           ASSET MANAGEMENT
                                              T. ROWE PRICE        T. ROWE PRICE        VANECK GLOBAL        STRATEGIC BOND
                                            LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES       OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        69,683,085  $         15,938,500  $         4,194,309  $        188,961,949
   Due from Brighthouse Life
     Insurance Company..................                   --                    --                   --                    65
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           69,683,085            15,938,500            4,194,309           188,962,014
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  144                   106                   40                   359
   Due to Brighthouse Life
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  144                   106                   40                   359
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        69,682,941  $         15,938,394  $         4,194,269  $        188,961,655
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        69,416,796  $         15,927,024  $         4,194,269  $        187,682,313
   Net assets from contracts in payout..              266,145                11,370                   --             1,279,342
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        69,682,941  $         15,938,394  $         4,194,269  $        188,961,655
                                          ===================  ====================  ===================  ====================


                                             BHFTII WESTERN         DEUTSCHE II
                                            ASSET MANAGEMENT       GOVERNMENT &
                                             U.S. GOVERNMENT     AGENCY SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         3,716,165  $            313,295
   Due from Brighthouse Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................            3,716,165               313,295
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                    43
   Due to Brighthouse Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   88                    43
                                          -------------------  --------------------

NET ASSETS..............................  $         3,716,077  $            313,252
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,694,892  $            313,252
   Net assets from contracts in payout..               21,185                    --
                                          -------------------  --------------------
       Total Net Assets.................  $         3,716,077  $            313,252
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              FIDELITY VIP          FIDELITY VIP        FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME     GROWTH OPPORTUNITIES       FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,799,338  $            154,750  $         21,326,847  $          5,482,539
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,799,338               154,750            21,326,847             5,482,539
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                     1                    74                   120
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    58                     1                    74                   120
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,799,280  $            154,749  $         21,326,773  $          5,482,419
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,795,561  $            154,749  $         21,264,520  $          5,456,146
   Net assets from contracts in payout..                 3,719                    --                62,253                26,273
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,799,280  $            154,749  $         21,326,773  $          5,482,419
                                          ====================  ====================  ====================  ====================

                                                PIMCO VIT             PIMCO VIT            PUTNAM VT             PUTNAM VT
                                               HIGH YIELD           LOW DURATION         EQUITY INCOME       MULTI-CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          5,032,252  $          7,755,477  $        20,736,017  $         2,244,935
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................             5,032,252             7,755,477           20,736,018            2,244,935
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    66                    41                  125                   53
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    66                    41                  125                   54
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $          5,032,186  $          7,755,436  $        20,735,893  $         2,244,881
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,027,300  $          7,755,436  $        20,673,125  $         2,198,783
   Net assets from contracts in payout..                 4,886                    --               62,768               46,098
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $          5,032,186  $          7,755,436  $        20,735,893  $         2,244,881
                                          ====================  ====================  ===================  ===================

                                              RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                          REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                                SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ---------------------
ASSETS:
   Investments at fair value............    $           495,679    $         2,362,335
   Due from Brighthouse Life
     Insurance Company..................                      1                     --
                                          ----------------------  ---------------------
        Total Assets....................                495,680              2,362,335
                                          ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                      1                      6
   Due to Brighthouse Life
     Insurance Company..................                     --                      1
                                          ----------------------  ---------------------
        Total Liabilities...............                      1                      7
                                          ----------------------  ---------------------

NET ASSETS..............................    $           495,679    $         2,362,328
                                          ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $           495,180    $         2,361,666
   Net assets from contracts in payout..                    499                    662
                                          ----------------------  ---------------------
        Total Net Assets................    $           495,679    $         2,362,328
                                          ======================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                      RUSSELL              RUSSELL U.S.            RUSSELL U.S.
                                                                  STRATEGIC BOND         SMALL CAP EQUITY        STRATEGIC EQUITY
                                                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                              ---------------------    ---------------------   ---------------------
ASSETS:
   Investments at fair value................................  $           4,220,292    $           1,171,629   $           6,494,101
   Due from Brighthouse Life
      Insurance Company.....................................                     --                       --                       1
                                                              ---------------------    ---------------------   ---------------------
        Total Assets........................................              4,220,292                1,171,629               6,494,102
                                                              ---------------------    ---------------------   ---------------------
LIABILITIES:
   Accrued fees.............................................                     11                       16                      11
   Due to Brighthouse Life
      Insurance Company.....................................                     --                       --                      --
                                                              ---------------------    ---------------------   ---------------------
        Total Liabilities...................................                     11                       16                      11
                                                              ---------------------    ---------------------   ---------------------

NET ASSETS..................................................  $           4,220,281    $           1,171,613   $           6,494,091
                                                              =====================    =====================   =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................  $           4,218,247    $           1,171,364   $           6,473,210
   Net assets from contracts in payout......................                  2,034                      249                  20,881
                                                              ---------------------    ---------------------   ---------------------
        Total Net Assets....................................  $           4,220,281    $           1,171,613   $           6,494,091
                                                              =====================    =====================   =====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                    AMERICAN FUNDS
                                                AMERICAN FUNDS       GLOBAL SMALL        AMERICAN FUNDS        BHFTI AB GLOBAL
                                                 GLOBAL GROWTH      CAPITALIZATION           GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           708,973  $           114,716  $           680,144  $           436,262
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,729              171,012              886,126              217,740
      Administrative charges...............              279,549               66,941              345,851               73,908
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              978,278              237,953            1,231,977              291,648
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (269,305)            (123,237)            (551,833)              144,614
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,357,199                   --           13,189,392                   --
      Realized gains (losses) on sale of
        investments........................            5,005,968              649,952            6,454,724              395,771
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,363,167              649,952           19,644,116              395,771
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           21,436,704            5,405,379           14,085,169            2,961,660
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           29,799,871            6,055,331           33,729,285            3,357,431
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,530,566  $         5,932,094  $        33,177,452  $         3,502,045
                                             ===================  ===================  ===================  ===================

                                                 BHFTI ALLIANZ
                                               GLOBAL INVESTORS      BHFTI AMERICAN       BHFTI AMERICAN
                                                    DYNAMIC          FUNDS BALANCED        FUNDS GROWTH         BHFTI AMERICAN
                                               MULTI-ASSET PLUS        ALLOCATION           ALLOCATION           FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,033  $          3,443,521  $         3,321,882  $           134,004
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,852             3,137,445            3,551,371              446,012
      Administrative charges...............                  979               582,121              664,089               82,970
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                5,831             3,719,566            4,215,460              528,982
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  202             (276,045)            (893,578)            (394,978)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            11,566,699           17,008,034            3,525,801
      Realized gains (losses) on sale of
        investments........................                7,412             3,417,587            3,196,278              782,164
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                7,412            14,984,286           20,204,312            4,307,965
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               43,680            17,899,869           27,777,906            3,697,597
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               51,092            32,884,155           47,982,218            8,005,562
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            51,294  $         32,608,110  $        47,088,640  $         7,610,584
                                             ===================  ====================  ===================  ===================


                                                BHFTI AMERICAN
                                                FUNDS MODERATE       BHFTI AQR GLOBAL
                                                  ALLOCATION           RISK BALANCED
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,952,386  $           166,485
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,466,297              110,595
      Administrative charges...............               276,307               23,998
                                             --------------------  -------------------
        Total expenses.....................             1,742,604              134,593
                                             --------------------  -------------------
           Net investment income (loss)....               209,782               31,892
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,784,419              466,365
      Realized gains (losses) on sale of
        investments........................             1,283,914            (318,492)
                                             --------------------  -------------------
           Net realized gains (losses).....             6,068,333              147,873
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             5,473,820              582,297
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            11,542,153              730,170
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,751,935  $           762,062
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 BHFTI BLACKROCK
                                                 GLOBAL TACTICAL       BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE
                                                   STRATEGIES            HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            394,131  $            811,527  $          1,977,491  $         1,994,788
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               495,882               169,503             2,055,033              953,386
      Administrative charges................               145,644                36,822               399,512              323,143
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               641,526               206,325             2,454,545            1,276,529
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (247,395)               605,202             (477,054)              718,259
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               709,435                    --             8,792,994            6,346,056
      Realized gains (losses) on sale of
        investments.........................                57,418              (93,324)             5,176,510              992,096
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               766,853              (93,324)            13,969,504            7,338,152
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             6,136,998               388,241            17,105,387           12,465,083
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             6,903,851               294,917            31,074,891           19,803,235
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,656,456  $            900,119  $         30,597,837  $        20,521,494
                                              ====================  ====================  ====================  ===================

                                                                                                                 BHFTI BRIGHTHOUSE/
                                                                     BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN
                                                BHFTI BRIGHTHOUSE     ABERDEEN EMERGING        EATON VANCE          LOW DURATION
                                                 SMALL CAP VALUE       MARKETS EQUITY         FLOATING RATE         TOTAL RETURN
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            415,124  $            472,119  $            127,783  $           439,762
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               649,154               461,974                50,884              263,956
      Administrative charges................               112,903               104,189                 8,522               77,215
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               762,057               566,163                59,406              341,171
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (346,933)              (94,044)                68,377               98,591
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,632,388                    --                    --                   --
      Realized gains (losses) on sale of
        investments.........................               689,989               117,182               (1,361)             (73,988)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             2,322,377               117,182               (1,361)             (73,988)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             2,361,649             9,966,295               (2,516)               41,159
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             4,684,026            10,083,477               (3,877)             (32,829)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,337,093  $          9,989,433  $             64,500  $            65,762
                                              ====================  ====================  ====================  ===================

                                                                    BHFTI BRIGHTHOUSE/
                                               BHFTI BRIGHTHOUSE/       WELLINGTON
                                                    TEMPLETON            LARGE CAP
                                               INTERNATIONAL BOND        RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                --  $             73,438
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               31,764                52,666
      Administrative charges................               11,814                21,096
                                              -------------------  --------------------
        Total expenses......................               43,578                73,762
                                              -------------------  --------------------
           Net investment income (loss).....             (43,578)                 (324)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,868               313,932
      Realized gains (losses) on sale of
        investments.........................             (52,932)               361,641
                                              -------------------  --------------------
           Net realized gains (losses)......             (51,064)               675,573
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               57,110               909,251
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                6,046             1,584,824
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (37,532)  $          1,584,500
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTI HARRIS         BHFTI INVESCO
                                                 BHFTI CLARION      BHFTI CLEARBRIDGE          OAKMARK           BALANCED-RISK
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,089,940  $           640,618  $          1,042,391  $           626,498
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               391,478            1,131,592               959,598              184,945
      Administrative charges...............                75,321              208,408               160,369               41,302
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               466,799            1,340,000             1,119,967              226,247
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               623,141            (699,382)              (77,576)              400,251
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --              868,445
      Realized gains (losses) on sale of
        investments........................              (15,902)            5,702,026               507,785             (56,365)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              (15,902)            5,702,026               507,785              812,080
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,126,931            8,358,003            15,317,379              120,958
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,111,029           14,060,029            15,825,164              933,038
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,734,170  $        13,360,647  $         15,747,588  $         1,333,289
                                             ====================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN        JPMORGAN GLOBAL
                                                  COMSTOCK          SMALL CAP GROWTH         CORE BOND         ACTIVE ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,549,876  $                 --  $           339,638  $            402,527
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              912,156               670,541              188,702               145,137
      Administrative charges...............              278,800               119,549               35,209                39,086
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,190,956               790,090              223,911               184,223
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            1,358,920             (790,090)              115,727               218,304
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,355,489             5,235,145                   --                    --
      Realized gains (losses) on sale of
        investments........................            4,518,156             (285,032)             (16,026)                93,590
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,873,645             4,950,113             (16,026)                93,590
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            8,487,914             6,163,663              130,357             1,916,372
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           16,361,559            11,113,776              114,331             2,009,962
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,720,479  $         10,323,686  $           230,058  $          2,228,266
                                             ===================  ====================  ===================  ====================


                                               BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                               SMALL CAP VALUE       GLOBAL MARKETS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           109,170  $           162,095
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,028              166,205
      Administrative charges...............               23,280               29,815
                                             -------------------  --------------------
        Total expenses.....................               83,308              196,020
                                             -------------------  --------------------
           Net investment income (loss)....               25,862             (33,925)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              467,248               50,743
      Realized gains (losses) on sale of
        investments........................              198,723              417,109
                                             -------------------  --------------------
           Net realized gains (losses).....              665,971              467,852
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (452,924)            1,839,981
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              213,047            2,307,833
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           238,909  $         2,273,908
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 BHFTI METLIFE                                  BHFTI
                                                  MULTI-INDEX      BHFTI MFS RESEARCH      MORGAN STANLEY      BHFTI OPPENHEIMER
                                                 TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            171,906  $         1,898,719  $            91,834  $            407,912
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               120,382            1,167,218              455,561               325,059
      Administrative charges...............                25,003              245,492              134,100               110,846
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               145,385            1,412,710              589,661               435,905
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                26,521              486,009            (497,827)              (27,993)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               313,050                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................                22,513              430,817            4,218,237             2,166,337
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               335,563              430,817            4,218,237             2,166,337
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               876,429           23,934,115           14,057,104            11,538,056
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,211,992           24,364,932           18,275,341            13,704,393
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,238,513  $        24,850,941  $        17,777,514  $         13,676,400
                                             ====================  ===================  ===================  ====================

                                                    BHFTI                 BHFTI
                                               PANAGORA GLOBAL       PIMCO INFLATION       BHFTI PIMCO          BHFTI PYRAMIS
                                              DIVERSIFIED RISK       PROTECTED BOND       TOTAL RETURN        GOVERNMENT INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,276,677  $         6,808,390  $           121,680
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,230              817,470            3,553,618               43,645
      Administrative charges...............                2,893              203,769              941,657               13,961
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               16,123            1,021,239            4,495,275               57,606
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....             (16,123)              255,438            2,313,115               64,074
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,925,356                   --
      Realized gains (losses) on sale of
        investments........................                1,943            (593,112)            (500,962)             (22,441)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                1,943            (593,112)            1,424,394             (22,441)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              136,169            2,098,929            8,867,030               42,614
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              138,112            1,505,817           10,291,424               20,173
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           121,989  $         1,761,255  $        12,604,539  $            84,247
                                             ===================  ===================  ===================  ===================


                                                BHFTI SCHRODERS       BHFTI SCHRODERS
                                             GLOBAL MULTI-ASSET II  GLOBAL MULTI-ASSET
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             56,338   $            61,403
                                             ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                65,990                84,185
      Administrative charges...............                15,088                19,120
                                             ---------------------  -------------------
        Total expenses.....................                81,078               103,305
                                             ---------------------  -------------------
           Net investment income (loss)....              (24,740)              (41,902)
                                             ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   454               147,242
      Realized gains (losses) on sale of
        investments........................               268,491               126,607
                                             ---------------------  -------------------
           Net realized gains (losses).....               268,945               273,849
                                             ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               626,738               690,924
                                             ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               895,683               964,773
                                             ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            870,943   $           922,871
                                             =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI
                                                  SSGA GROWTH             BHFTI         BHFTI T. ROWE PRICE  BHFTI T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,393,319  $          1,006,205  $        11,392,943  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,279,530               572,460            6,073,347            1,037,429
      Administrative charges...............              348,403               118,495            1,171,932              191,787
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,627,933               690,955            7,245,279            1,229,216
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            1,765,386               315,250            4,147,664          (1,229,216)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              425,643               507,096           45,867,135            6,780,933
      Realized gains (losses) on sale of
        investments........................            1,038,628               693,590           20,659,763            1,444,242
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            1,464,271             1,200,686           66,526,898            8,225,175
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           15,739,116             6,320,749            8,071,594            8,822,947
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,203,387             7,521,435           74,598,492           17,048,122
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,968,773  $          7,836,685  $        78,746,156  $        15,818,906
                                             ===================  ====================  ===================  ===================

                                                BHFTI VICTORY          BHFTI WELLS            BHFTII
                                                  SYCAMORE         CAPITAL MANAGEMENT     BAILLIE GIFFORD      BHFTII BLACKROCK
                                                MID CAP VALUE         MID CAP VALUE     INTERNATIONAL STOCK       BOND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,530,106  $            168,553  $           160,722  $         2,786,681
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,564,498               234,015              207,602              683,575
      Administrative charges...............              381,894                39,613               39,864              230,394
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,946,392               273,628              247,466              913,969
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (416,286)             (105,075)             (86,744)            1,872,712
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,186,016             (181,566)              622,362             (30,319)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            1,186,016             (181,566)              622,362             (30,319)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,962,264             1,643,710            3,994,922              839,263
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,148,280             1,462,144            4,617,284              808,944
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,731,994  $          1,357,069  $         4,530,540  $         2,681,656
                                             ===================  ====================  ===================  ===================

                                                                     BHFTII BLACKROCK
                                               BHFTII BLACKROCK         ULTRA-SHORT
                                             CAPITAL APPRECIATION        TERM BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            11,239   $             55,666
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              106,968                790,694
      Administrative charges...............               23,983                145,993
                                             --------------------  --------------------
        Total expenses.....................              130,951                936,687
                                             --------------------  --------------------
          Net investment income (loss).....            (119,712)              (881,021)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              248,082                  1,212
      Realized gains (losses) on sale of
        investments........................              612,884                 59,698
                                             --------------------  --------------------
          Net realized gains (losses)......              860,966                 60,910
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,255,342                272,314
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,116,308                333,224
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,996,596   $          (547,797)
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            357,941  $         20,484,781  $         41,150,549  $         24,574,243
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               197,146            10,646,200            22,580,336            18,783,162
      Administrative charges................                42,440             2,590,982             5,954,412             3,966,552
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               239,586            13,237,182            28,534,748            22,749,714
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               118,355             7,247,599            12,615,801             1,824,529
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               277,523            32,089,893            94,493,852            87,033,777
      Realized gains (losses) on sale of
        investments.........................             (107,195)           (5,351,727)          (10,437,892)           (4,215,499)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               170,328            26,738,166            84,055,960            82,818,278
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               574,004            58,243,496           203,071,143           171,327,660
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               744,332            84,981,662           287,127,103           254,145,938
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            862,687  $         92,229,261  $        299,742,904  $        255,970,467
                                              ====================  ====================  ====================  ====================

                                                                     BHFTII BRIGHTHOUSE/   BHFTII BRIGHTHOUSE/
                                               BHFTII BRIGHTHOUSE/       DIMENSIONAL           WELLINGTON
                                                     ARTISAN            INTERNATIONAL          CORE EQUITY         BHFTII FRONTIER
                                                  MID CAP VALUE         SMALL COMPANY         OPPORTUNITIES        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            168,072  $             89,643  $          3,784,540  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               495,723                53,325             2,876,031               117,728
      Administrative charges................                85,050                11,165               627,003                20,327
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               580,773                64,490             3,503,034               138,055
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (412,701)                25,153               281,506             (138,055)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               206,489             9,661,541               207,317
      Realized gains (losses) on sale of
        investments.........................               366,961                12,619             1,824,992               139,651
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               366,961               219,108            11,486,533               346,968
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,520,776               896,075            29,968,568             1,468,106
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,887,737             1,115,183            41,455,101             1,815,074
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,475,036  $          1,140,336  $         41,736,607  $          1,677,019
                                              ====================  ====================  ====================  ====================


                                                                           BHFTII
                                                     BHFTII             LOOMIS SAYLES
                                                 JENNISON GROWTH      SMALL CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            128,828  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,623,530               133,613
      Administrative charges................               305,278                37,650
                                              --------------------  --------------------
        Total expenses......................             1,928,808               171,263
                                              --------------------  --------------------
           Net investment income (loss).....           (1,799,980)             (171,263)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             9,049,799               739,609
      Realized gains (losses) on sale of
        investments.........................             4,086,286               471,318
                                              --------------------  --------------------
           Net realized gains (losses)......            13,136,085             1,210,927
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            26,306,380             2,368,383
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,442,465             3,579,310
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         37,642,485  $          3,408,047
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             AGGREGATE BOND INDEX   MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           173,360   $            86,607   $            69,196  $            83,823
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,628               106,005                38,789               97,046
      Administrative charges...............               15,771                17,971                 7,157               17,736
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................               81,399               123,976                45,946              114,782
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               91,961              (37,369)                23,250             (30,959)
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               474,442                    --              344,697
      Realized gains (losses) on sale of
        investments........................             (16,283)                86,013                29,686              246,244
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             (16,283)               560,455                29,686              590,941
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               25,896               410,434               523,768              283,982
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                9,613               970,889               553,454              874,923
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           101,574   $           933,520   $           576,704  $           843,964
                                             ====================  ====================  ===================  ===================

                                                                                                                   BHFTII
                                               BHFTII METLIFE         BHFTII MFS                              NEUBERGER BERMAN
                                                 STOCK INDEX         TOTAL RETURN        BHFTII MFS VALUE          GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           821,697  $         2,064,645  $         3,339,184  $            101,156
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              722,913              640,806            1,299,451               490,540
      Administrative charges...............              129,165              216,910              453,991                94,462
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              852,078              857,716            1,753,442               585,002
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (30,381)            1,206,929            1,585,742             (483,846)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,504,012            4,662,085           11,115,671             3,481,430
      Realized gains (losses) on sale of
        investments........................            1,751,867            2,106,334            2,009,446             2,012,207
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,255,879            6,768,419           13,125,117             5,493,637
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,948,485            1,387,030           13,154,293               575,123
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,204,364            8,155,449           26,279,410             6,068,760
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,173,983  $         9,362,378  $        27,865,152  $          5,584,914
                                             ===================  ===================  ===================  ====================

                                                   BHFTII                BHFTII
                                                T. ROWE PRICE         T. ROWE PRICE
                                              LARGE CAP GROWTH      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            75,899  $            20,428
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              841,525              178,154
      Administrative charges...............              156,566               32,435
                                             -------------------  -------------------
        Total expenses.....................              998,091              210,589
                                             -------------------  -------------------
          Net investment income (loss).....            (922,192)            (190,161)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,998,539              887,013
      Realized gains (losses) on sale of
        investments........................            2,275,249              478,838
                                             -------------------  -------------------
          Net realized gains (losses)......            6,273,788            1,365,851
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,534,073            1,607,247
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,807,861            2,973,098
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,885,669  $         2,782,937
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                       BHFTII WESTERN
                                                     BHFTII           ASSET MANAGEMENT       BHFTII WESTERN          DEUTSCHE II
                                                  VANECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT        GOVERNMENT &
                                                NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT      AGENCY SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          7,335,257  $            101,427  $             7,922
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,075             2,071,549                60,342                3,803
      Administrative charges................                 9,726               456,339                10,564                  639
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                37,801             2,527,888                70,906                4,442
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              (37,801)             4,807,369                30,521                3,480
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                   --
      Realized gains (losses) on sale of
        investments.........................             (122,704)             1,485,460              (53,755)                (730)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             (122,704)             1,485,460              (53,755)                (730)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               127,993             6,281,519                25,121              (1,977)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 5,289             7,766,979              (28,634)              (2,707)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (32,512)  $         12,574,348  $              1,887  $               773
                                              ====================  ====================  ====================  ===================



                                                  FIDELITY VIP          FIDELITY VIP        FTVIPT TEMPLETON        INVESCO V.I.
                                                  EQUITY-INCOME     GROWTH OPPORTUNITIES       FOREIGN VIP      INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             85,525  $                428  $            554,267  $            69,289
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                73,988                 1,734               257,155               66,244
      Administrative charges................                13,853                   207                48,075               12,279
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                87,841                 1,941               305,230               78,523
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (2,316)               (1,513)               249,037              (9,234)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               124,637                17,616                    --                   --
      Realized gains (losses) on sale of
        investments.........................                64,094                 1,675               102,104              197,913
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               188,731                19,291               102,104              197,913
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               426,095                20,663             2,613,275              828,599
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               614,826                39,954             2,715,379            1,026,512
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            612,510  $             38,441  $          2,964,416  $         1,017,278
                                              ====================  ====================  ====================  ====================



                                                    PIMCO VIT            PIMCO VIT
                                                   HIGH YIELD          LOW DURATION
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           256,909  $            106,786
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               63,893               106,190
      Administrative charges................               13,092                19,519
                                              -------------------  --------------------
        Total expenses......................               76,985               125,709
                                              -------------------  --------------------
           Net investment income (loss).....              179,924              (18,923)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................               33,181               (9,219)
                                              -------------------  --------------------
           Net realized gains (losses)......               33,181               (9,219)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               51,368                 9,494
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               84,549                   275
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           264,473  $           (18,648)
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     PUTNAM VT             PUTNAM VT            RUSSELL GLOBAL
                                                   EQUITY INCOME       MULTI-CAP GROWTH     REAL ESTATE SECURITIES
                                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                               --------------------  ---------------------  ----------------------
INVESTMENT INCOME:
      Dividends..............................  $            359,553  $              17,247   $             18,148
                                               --------------------  ---------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               164,006                 26,234                  6,571
      Administrative charges.................                49,885                  3,537                    786
                                               --------------------  ---------------------  ----------------------
         Total expenses......................               213,891                 29,771                  7,357
                                               --------------------  ---------------------  ----------------------
           Net investment income (loss)......               145,662               (12,524)                 10,791
                                               --------------------  ---------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               636,850                147,863                  9,087
      Realized gains (losses) on sale of
         investments.........................             1,515,515                 89,576                  (994)
                                               --------------------  ---------------------  ----------------------
           Net realized gains (losses).......             2,152,365                237,439                  8,093
                                               --------------------  ---------------------  ----------------------
      Change in unrealized gains (losses)
         on investments......................             1,020,271                286,050                 32,143
                                               --------------------  ---------------------  ----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,172,636                523,489                 40,236
                                               --------------------  ---------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,318,298  $             510,965   $             51,027
                                               ====================  =====================  ======================

                                               RUSSELL INTERNATIONAL         RUSSELL            RUSSELL U.S.
                                                 DEVELOPED MARKETS       STRATEGIC BOND       SMALL CAP EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             60,612   $             61,546  $              2,107
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                30,576                 57,322                14,730
      Administrative charges.................                 3,667                  6,876                 1,765
                                               ---------------------  --------------------  --------------------
         Total expenses......................                34,243                 64,198                16,495
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                26,369                (2,652)              (14,388)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                78,008                     --                74,813
      Realized gains (losses) on sale of
         investments.........................                84,637               (10,689)                50,924
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......               162,645               (10,689)               125,737
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               326,580                127,215                41,081
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               489,225                116,526               166,818
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            515,594   $            113,874  $            152,430
                                               =====================  ====================  ====================

                                                   RUSSELL U.S.
                                                 STRATEGIC EQUITY
                                                    SUB-ACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             69,774
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                83,484
      Administrative charges.................                10,014
                                               --------------------
         Total expenses......................                93,498
                                               --------------------
           Net investment income (loss)......              (23,724)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               626,451
      Realized gains (losses) on sale of
         investments.........................               292,554
                                               --------------------
           Net realized gains (losses).......               919,005
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               279,985
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,198,990
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,175,266
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (269,305)  $         39,245  $      (123,237)  $       (162,815)
   Net realized gains (losses).....         8,363,167        10,363,303           649,952          5,048,823
   Change in unrealized gains
     (losses) on investments.......        21,436,704      (10,480,736)         5,405,379        (4,514,055)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        29,530,566          (78,188)         5,932,094            371,953
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           381,096           740,122            66,210            148,933
   Net transfers (including fixed
     account)......................       (9,370,406)         2,021,917         (930,289)            523,742
   Contract charges................       (1,044,029)       (1,015,494)         (250,427)          (249,772)
   Transfers for contract benefits
     and terminations..............       (8,980,112)       (6,958,776)       (2,095,535)        (1,792,647)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (19,013,451)       (5,212,231)       (3,210,041)        (1,369,744)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,517,115       (5,290,419)         2,722,053          (997,791)
NET ASSETS:
   Beginning of year...............       103,643,942       108,934,361        25,322,977         26,320,768
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    114,161,057  $    103,643,942  $     28,045,030  $      25,322,977
                                     ================  ================  ================  =================

                                                                                    BHFTI AB GLOBAL
                                            AMERICAN FUNDS GROWTH                 DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (551,833)  $       (159,588)  $        144,614  $         188,958
   Net realized gains (losses).....        19,644,116         14,962,346           395,771            511,287
   Change in unrealized gains
     (losses) on investments.......        14,085,169        (3,973,594)         2,961,660            117,940
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        33,177,452         10,829,164         3,502,045            818,185
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           557,148            716,960            33,816             63,040
   Net transfers (including fixed
     account)......................       (9,126,412)        (2,505,246)         (150,579)            386,590
   Contract charges................       (1,209,007)        (1,203,079)         (312,393)          (329,075)
   Transfers for contract benefits
     and terminations..............      (11,237,255)        (9,269,896)       (2,793,499)        (2,349,841)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (21,015,526)       (12,261,261)       (3,222,655)        (2,229,286)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        12,161,926        (1,432,097)           279,390        (1,411,101)
NET ASSETS:
   Beginning of year...............       130,932,854        132,364,951        29,737,529         31,148,630
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    143,094,780  $     130,932,854  $     30,016,919  $      29,737,529
                                     ================  =================  ================  =================

                                       BHFTI ALLIANZ GLOBAL INVESTORS            BHFTI AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017              2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            202  $         (4,701)  $      (276,045)  $          38,327
   Net realized gains (losses).....             7,412            (1,302)        14,984,286         20,464,701
   Change in unrealized gains
     (losses) on investments.......            43,680              6,342        17,899,869        (7,282,223)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            51,294                339        32,608,110         13,220,805
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             3,000                 --           176,370            547,880
   Net transfers (including fixed
     account)......................            10,801             69,156         9,274,247          4,835,124
   Contract charges................           (6,676)            (6,004)       (2,569,037)        (2,599,735)
   Transfers for contract benefits
     and terminations..............          (21,059)           (17,575)      (23,771,498)       (14,281,202)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (13,934)             45,577      (16,889,918)       (11,497,933)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            37,360             45,916        15,718,192          1,722,872
NET ASSETS:
   Beginning of year...............           376,122            330,206       224,761,044        223,038,172
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        413,482  $         376,122  $    240,479,236  $     224,761,044
                                     ================  =================  ================  =================

                                            BHFTI AMERICAN FUNDS
                                              GROWTH ALLOCATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (893,578)  $       (696,037)
   Net realized gains (losses).....        20,204,312         25,496,214
   Change in unrealized gains
     (losses) on investments.......        27,777,906        (8,246,439)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        47,088,640         16,553,738
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           388,916            559,990
   Net transfers (including fixed
     account)......................         6,415,962          1,242,593
   Contract charges................       (3,104,758)        (2,993,199)
   Transfers for contract benefits
     and terminations..............      (21,146,519)       (12,769,467)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,446,399)       (13,960,083)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        29,642,241          2,593,655
NET ASSETS:
   Beginning of year...............       248,344,539        245,750,884
                                     ----------------  -----------------
   End of year.....................  $    277,986,780  $     248,344,539
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI AMERICAN                   BHFTI AMERICAN FUNDS
                                               FUNDS GROWTH                     MODERATE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (394,978)  $      (379,100)  $         209,782  $        354,214
   Net realized gains (losses)....         4,307,965         7,884,981          6,068,333         7,738,408
   Change in unrealized gains
     (losses) on investments......         3,697,597       (5,507,746)          5,473,820       (2,496,371)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         7,610,584         1,998,135         11,751,935         5,596,251
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            30,773            27,634             44,222            62,507
   Net transfers (including fixed
     account).....................         (223,443)         (327,181)          3,454,608         3,812,393
   Contract charges...............         (332,781)         (316,312)        (1,262,606)       (1,240,244)
   Transfers for contract benefits
     and terminations.............       (3,419,671)       (1,816,227)       (10,001,542)       (7,928,571)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,945,122)       (2,432,086)        (7,765,318)       (5,293,915)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         3,665,462         (433,951)          3,986,617           302,336
NET ASSETS:
   Beginning of year..............        30,849,664        31,283,615        107,998,955       107,696,619
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     34,515,126  $     30,849,664  $     111,985,572  $    107,998,955
                                    ================  ================  =================  ================

                                                 BHFTI AQR                    BHFTI BLACKROCK GLOBAL
                                           GLOBAL RISK BALANCED                 TACTICAL STRATEGIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         31,892  $       (141,198)  $      (247,395)  $        209,035
   Net realized gains (losses)....           147,873          (409,508)           766,853         4,528,467
   Change in unrealized gains
     (losses) on investments......           582,297          1,275,220         6,136,998       (2,846,874)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           762,062            724,514         6,656,456         1,890,628
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,694              2,399            10,405            46,278
   Net transfers (including fixed
     account).....................         (648,277)          (245,220)           978,746         (578,257)
   Contract charges...............         (107,798)          (112,902)         (613,701)         (631,706)
   Transfers for contract benefits
     and terminations.............         (661,145)          (553,873)       (5,286,117)       (3,147,381)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,395,526)          (909,596)       (4,910,667)       (4,311,066)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (633,464)          (185,082)         1,745,789       (2,420,438)
NET ASSETS:
   Beginning of year..............         9,918,414         10,103,496        57,468,349        59,888,787
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      9,284,950  $       9,918,414  $     59,214,138  $     57,468,349
                                    ================  =================  ================  ================

                                                   BHFTI                               BHFTI
                                           BLACKROCK HIGH YIELD          BRIGHTHOUSE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        605,202  $        719,614  $      (477,054)  $      1,137,269
   Net realized gains (losses)....          (93,324)         (334,969)        13,969,504        24,115,844
   Change in unrealized gains
     (losses) on investments......           388,241         1,244,950        17,105,387      (15,017,960)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           900,119         1,629,595        30,597,837        10,235,153
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,890            20,875           258,143           356,823
   Net transfers (including fixed
     account).....................           884,078          (81,939)       (4,941,282)       (9,829,160)
   Contract charges...............         (105,125)         (106,816)         (833,940)         (885,862)
   Transfers for contract benefits
     and terminations.............       (1,452,445)       (1,467,085)      (15,018,443)       (9,289,295)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (650,602)       (1,634,965)      (20,535,522)      (19,647,494)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           249,517           (5,370)        10,062,315       (9,412,341)
NET ASSETS:
   Beginning of year..............        14,337,055        14,342,425       154,829,188       164,241,529
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,586,572  $     14,337,055  $    164,891,503  $    154,829,188
                                    ================  ================  ================  ================

                                                   BHFTI
                                         BRIGHTHOUSE BALANCED PLUS
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         718,259  $      2,276,014
   Net realized gains (losses)....          7,338,152         1,320,459
   Change in unrealized gains
     (losses) on investments......         12,465,083         4,951,947
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         20,521,494         8,548,420
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             72,002           238,329
   Net transfers (including fixed
     account).....................            229,263         2,584,475
   Contract charges...............        (1,269,967)       (1,258,456)
   Transfers for contract benefits
     and terminations.............        (8,327,927)       (6,964,769)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (9,296,629)       (5,400,421)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         11,224,865         3,147,999
NET ASSETS:
   Beginning of year..............        124,545,194       121,397,195
                                    -----------------  ----------------
   End of year....................  $     135,770,059  $    124,545,194
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                    BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE           EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (346,933)  $      (258,259)  $       (94,044)  $      (131,640)
   Net realized gains (losses).....         2,322,377           623,495           117,182         (941,011)
   Change in unrealized gains
     (losses) on investments.......         2,361,649        10,915,965         9,966,295         5,152,242
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,337,093        11,281,201         9,989,433         4,079,591
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            43,030            91,471           179,590           206,910
   Net transfers (including fixed
     account)......................       (1,132,193)       (1,664,831)         (603,263)       (1,257,593)
   Contract charges................         (223,933)         (227,422)         (302,594)         (303,385)
   Transfers for contract benefits
     and terminations..............       (4,601,587)       (3,619,509)       (3,428,124)       (2,604,152)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,914,683)       (5,420,291)       (4,154,391)       (3,958,220)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,577,590)         5,860,910         5,835,042           121,371
NET ASSETS:
   Beginning of year...............        48,205,759        42,344,849        38,793,731        38,672,360
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $     46,628,169  $     48,205,759  $     44,628,773  $     38,793,731
                                     ================  ================  ================  ================

                                           BHFTI BRIGHTHOUSE/EATON            BHFTI BRIGHTHOUSE/FRANKLIN
                                             VANCE FLOATING RATE               LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         68,377  $          72,859  $         98,591  $         559,796
   Net realized gains (losses).....           (1,361)           (42,877)          (73,988)          (180,455)
   Change in unrealized gains
     (losses) on investments.......           (2,516)            195,447            41,159            212,032
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            64,500            225,429            65,762            591,373
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,060             10,622            70,320             86,600
   Net transfers (including fixed
     account)......................           288,040            343,603         3,731,633          1,220,466
   Contract charges................          (19,608)           (21,865)         (259,521)          (265,020)
   Transfers for contract benefits
     and terminations..............         (464,124)          (581,266)       (2,929,896)        (3,074,156)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (194,632)          (248,906)           612,536        (2,032,110)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (130,132)           (23,477)           678,298        (1,440,737)
NET ASSETS:
   Beginning of year...............         3,446,358          3,469,835        30,300,971         31,741,708
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,316,226  $       3,446,358  $     30,979,269  $      30,300,971
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (43,578)  $        (42,941)  $          (324)  $         100,113
   Net realized gains (losses).....          (51,064)           (81,007)           675,573            760,051
   Change in unrealized gains
     (losses) on investments.......            57,110            124,031           909,251          (314,997)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (37,532)                 83         1,584,500            545,167
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            23,908             46,145            18,592             43,278
   Net transfers (including fixed
     account)......................           289,406            262,215           333,645             30,396
   Contract charges................          (51,746)           (53,548)          (66,738)           (65,519)
   Transfers for contract benefits
     and terminations..............         (276,238)          (277,525)         (689,425)          (347,562)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (14,670)           (22,713)         (403,926)          (339,407)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (52,202)           (22,630)         1,180,574            205,760
NET ASSETS:
   Beginning of year...............         4,730,866          4,753,496         7,818,355          7,612,595
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      4,678,664  $       4,730,866  $      8,998,929  $       7,818,355
                                     ================  =================  ================  =================

                                                    BHFTI
                                         CLARION GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        623,141  $         194,904
   Net realized gains (losses).....          (15,902)             13,813
   Change in unrealized gains
     (losses) on investments.......         2,126,931          (311,259)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,734,170          (102,542)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            86,317             91,547
   Net transfers (including fixed
     account)......................         1,093,689            221,773
   Contract charges................         (146,161)          (161,854)
   Transfers for contract benefits
     and terminations..............       (3,323,093)        (2,237,004)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,289,248)        (2,085,538)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............           444,922        (2,188,080)
NET ASSETS:
   Beginning of year...............        31,167,299         33,355,379
                                     ----------------  -----------------
   End of year.....................  $     31,612,221  $      31,167,299
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                                BHFTI
                                      CLEARBRIDGE AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,382)  $      (956,527)  $       (77,576)  $        226,318
   Net realized gains (losses)....         5,702,026         5,404,144           507,785         2,448,802
   Change in unrealized gains
     (losses) on investments......         8,358,003       (4,126,904)        15,317,379           776,807
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,360,647           320,713        15,747,588         3,451,927
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           271,032           224,627           102,051            98,869
   Net transfers (including fixed
     account).....................       (2,450,399)       (4,757,360)       (1,156,006)         (280,428)
   Contract charges...............         (377,682)         (394,143)         (316,586)         (314,910)
   Transfers for contract benefits
     and terminations.............       (7,912,335)       (6,000,548)       (6,085,820)       (4,329,943)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,469,384)      (10,927,424)       (7,456,361)       (4,826,412)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,891,263      (10,606,711)         8,291,227       (1,374,485)
NET ASSETS:
   Beginning of year..............        84,280,301        94,887,012        59,096,362        60,470,847
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     87,171,564  $     84,280,301  $     67,387,589  $     59,096,362
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                     INVESCO BALANCED-RISK ALLOCATION            INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         400,251  $      (178,477)  $      1,358,920  $      1,578,748
   Net realized gains (losses)....            812,080         (312,382)         7,873,645        11,419,170
   Change in unrealized gains
     (losses) on investments......            120,958         1,854,110         8,487,914         3,361,659
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,333,289         1,363,251        17,720,479        16,359,577
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              1,291            34,857           291,206           475,336
   Net transfers (including fixed
     account).....................            463,686           158,565       (2,880,655)       (3,773,270)
   Contract charges...............          (169,806)         (156,644)         (709,980)         (712,951)
   Transfers for contract benefits
     and terminations.............        (1,334,596)         (974,709)      (10,705,018)       (7,906,253)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,039,425)         (937,931)      (14,004,447)      (11,917,138)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            293,864           425,320         3,716,032         4,442,439
NET ASSETS:
   Beginning of year..............         15,907,275        15,481,955       114,185,355       109,742,916
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,201,139  $     15,907,275  $    117,901,387  $    114,185,355
                                    =================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                         INVESCO SMALL CAP GROWTH               JPMORGAN CORE BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (790,090)  $       (741,965)  $        115,727  $        147,163
   Net realized gains (losses)....         4,950,113          7,862,160          (16,026)           (6,627)
   Change in unrealized gains
     (losses) on investments......         6,163,663        (2,885,223)           130,357          (64,465)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,323,686          4,234,972           230,058            76,071
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           128,605            140,571            26,727            17,946
   Net transfers (including fixed
     account).....................       (2,048,828)        (1,993,059)         3,605,371           753,946
   Contract charges...............         (214,518)          (215,177)         (164,692)         (165,721)
   Transfers for contract benefits
     and terminations.............       (4,376,495)        (3,364,290)       (1,364,041)       (1,675,203)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,511,236)        (5,431,955)         2,103,365       (1,069,032)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,812,450        (1,196,983)         2,333,423         (992,961)
NET ASSETS:
   Beginning of year..............        47,404,585         48,601,568        12,983,344        13,976,305
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     51,217,035  $      47,404,585  $     15,316,767  $     12,983,344
                                    ================  =================  ================  ================

                                                   BHFTI
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        218,304  $        140,474
   Net realized gains (losses)....            93,590           258,596
   Change in unrealized gains
     (losses) on investments......         1,916,372         (138,659)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,228,266           260,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            19,223
   Net transfers (including fixed
     account).....................           479,136           965,612
   Contract charges...............         (153,940)         (151,682)
   Transfers for contract benefits
     and terminations.............         (871,414)         (835,546)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (546,218)           (2,393)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,682,048           258,018
NET ASSETS:
   Beginning of year..............        14,777,253        14,519,235
                                    ----------------  ----------------
   End of year....................  $     16,459,301  $     14,777,253
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                               BHFTI
                                         JPMORGAN SMALL CAP VALUE          LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          25,862  $         56,919  $       (33,925)  $         14,963
   Net realized gains (losses)....            665,971           702,214           467,852           932,829
   Change in unrealized gains
     (losses) on investments......          (452,924)         1,418,567         1,839,981         (527,820)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            238,909         2,177,700         2,273,908           419,972
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,988            46,776            37,556            64,083
   Net transfers (including fixed
     account).....................            629,496         (307,071)           445,682       (1,539,494)
   Contract charges...............           (73,672)          (68,565)         (114,507)         (124,000)
   Transfers for contract benefits
     and terminations.............          (597,601)         (444,060)         (855,485)         (843,629)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (26,789)         (772,920)         (486,754)       (2,443,040)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            212,120         1,404,780         1,787,154       (2,023,068)
NET ASSETS:
   Beginning of year..............          9,191,747         7,786,967        11,273,406        13,296,474
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       9,403,867  $      9,191,747  $     13,060,560  $     11,273,406
                                    =================  ================  ================  ================

                                                   BHFTI                                BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK       MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         26,521  $        (6,999)   $        486,009  $        725,846
   Net realized gains (losses)....           335,563          (53,916)            430,817       (1,058,907)
   Change in unrealized gains
     (losses) on investments......           876,429           218,080         23,934,115       (1,946,878)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,238,513           157,165         24,850,941       (2,279,939)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,744            330,402           334,630
   Net transfers (including fixed
     account).....................         5,789,353           138,059        (3,134,143)         2,319,123
   Contract charges...............          (63,572)          (52,667)          (447,982)         (449,466)
   Transfers for contract benefits
     and terminations.............         (483,444)         (332,772)        (9,940,882)       (8,136,943)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,242,337         (235,636)       (13,192,605)       (5,932,656)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,480,850          (78,471)         11,658,336       (8,212,595)
NET ASSETS:
   Beginning of year..............         5,881,726         5,960,197         98,661,995       106,874,590
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     12,362,576  $      5,881,726   $    110,320,331  $     98,661,995
                                    ================  ================   ================  ================

                                                  BHFTI                                BHFTI
                                      MORGAN STANLEY MID CAP GROWTH          OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (497,827)  $      (548,725)  $       (27,993)  $        (7,961)
   Net realized gains (losses)....         4,218,237         1,645,047         2,166,337         2,480,695
   Change in unrealized gains
     (losses) on investments......        14,057,104       (6,198,905)        11,538,056       (2,787,295)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,777,514       (5,102,583)        13,676,400         (314,561)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           132,423           224,250           135,240           137,565
   Net transfers (including fixed
     account).....................       (2,755,449)           563,367       (3,001,473)           524,398
   Contract charges...............         (281,655)         (268,231)         (280,426)         (267,950)
   Transfers for contract benefits
     and terminations.............       (5,189,053)       (3,613,187)       (4,143,671)       (2,651,918)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,093,734)       (3,093,801)       (7,290,330)       (2,257,905)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,683,780       (8,196,384)         6,386,070       (2,572,466)
NET ASSETS:
   Beginning of year..............        48,634,370        56,830,754        41,464,839        44,037,305
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     58,318,150  $     48,634,370  $     47,850,909  $     41,464,839
                                    ================  ================  ================  ================

                                                   BHFTI
                                     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (16,123)  $          12,322
   Net realized gains (losses)....             1,943             18,189
   Change in unrealized gains
     (losses) on investments......           136,169           (43,456)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           121,989           (12,945)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --
   Net transfers (including fixed
     account).....................             7,862          1,161,689
   Contract charges...............          (10,142)            (1,528)
   Transfers for contract benefits
     and terminations.............          (50,697)          (143,893)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (52,977)          1,016,268
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............            69,012          1,003,323
NET ASSETS:
   Beginning of year..............         1,083,292             79,969
                                    ----------------  -----------------
   End of year....................  $      1,152,304  $       1,083,292
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                               BHFTI
                                     PIMCO INFLATION PROTECTED BOND            PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        255,438  $   (1,038,919)  $      2,313,115  $      5,516,238
   Net realized gains (losses)....         (593,112)      (1,220,952)         1,424,394       (1,353,571)
   Change in unrealized gains
     (losses) on investments......         2,098,929        5,221,571         8,867,030         1,626,322
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,761,255        2,961,700        12,604,539         5,788,989
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           100,516          306,363         1,099,163         1,884,786
   Net transfers (including fixed
     account).....................         6,670,641        (131,682)        26,957,981         (698,274)
   Contract charges...............         (684,261)        (725,939)       (2,903,229)       (3,086,626)
   Transfers for contract benefits
     and terminations.............       (7,291,384)      (5,445,831)      (37,184,905)      (29,957,959)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,204,488)      (5,997,089)      (12,030,990)      (31,858,073)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           556,767      (3,035,389)           573,549      (26,069,084)
NET ASSETS:
   Beginning of year..............        80,538,491       83,573,880       382,284,408       408,353,492
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     81,095,258  $    80,538,491  $    382,857,957  $    382,284,408
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                        PYRAMIS GOVERNMENT INCOME        SCHRODERS GLOBAL MULTI-ASSET II
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016              2017            2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         64,074  $         59,871  $      (24,740)  $      (54,005)
   Net realized gains (losses)....          (22,441)          (22,233)          268,945           36,017
   Change in unrealized gains
     (losses) on investments......            42,614          (73,567)          626,738          256,651
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............            84,247          (35,929)          870,943          238,663
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               165             1,480               --            4,401
   Net transfers (including fixed
     account).....................           246,850         1,057,730      (2,059,359)        (115,387)
   Contract charges...............          (55,728)          (60,249)         (57,497)         (70,162)
   Transfers for contract benefits
     and terminations.............         (526,047)         (356,701)        (463,260)        (535,640)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (334,760)           642,260      (2,580,116)        (716,788)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         (250,513)           606,331      (1,709,173)        (478,125)
NET ASSETS:
   Beginning of year..............         5,762,899         5,156,568        7,288,771        7,766,896
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      5,512,386  $      5,762,899  $     5,579,598  $     7,288,771
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET        SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (41,902)  $          7,381  $      1,765,386  $      1,669,926
   Net realized gains (losses)....           273,849           181,885         1,464,271         8,090,241
   Change in unrealized gains
     (losses) on investments......           690,924           136,784        15,739,116       (3,522,186)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           922,871           326,050        18,968,773         6,237,981
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,178            10,800           373,900           495,982
   Net transfers (including fixed
     account).....................           194,452         (486,036)         (753,157)         (648,828)
   Contract charges...............          (81,215)          (81,727)       (1,358,793)       (1,389,618)
   Transfers for contract benefits
     and terminations.............         (725,481)         (612,677)      (12,258,673)      (10,270,771)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (608,066)       (1,169,640)      (13,996,723)      (11,813,235)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           314,805         (843,590)         4,972,050       (5,575,254)
NET ASSETS:
   Beginning of year..............         7,548,570         8,392,160       136,702,524       142,277,778
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,863,375  $      7,548,570  $    141,674,574  $    136,702,524
                                    ================  ================  ================  ================

                                                  BHFTI
                                             SSGA GROWTH ETF
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2017            2016
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       315,250  $       326,304
   Net realized gains (losses)....        1,200,686        3,006,025
   Change in unrealized gains
     (losses) on investments......        6,320,749        (933,865)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        7,836,685        2,398,464
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           35,242           88,424
   Net transfers (including fixed
     account).....................        (428,976)        (649,458)
   Contract charges...............        (470,132)        (462,601)
   Transfers for contract benefits
     and terminations.............      (4,246,330)      (3,176,686)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (5,110,196)      (4,200,321)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............        2,726,489      (1,801,857)
NET ASSETS:
   Beginning of year..............       45,313,708       47,115,565
                                    ---------------  ---------------
   End of year....................  $    48,040,197  $    45,313,708
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,147,664  $      8,071,251  $    (1,229,216)  $    (1,132,731)
   Net realized gains (losses)....        66,526,898        79,628,519         8,225,175        12,083,426
   Change in unrealized gains
     (losses) on investments......         8,071,594      (15,812,522)         8,822,947       (7,957,822)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        78,746,156        71,887,248        15,818,906         2,992,873
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,238,652         1,831,115           143,798            87,029
   Net transfers (including fixed
     account).....................       (9,312,397)      (11,282,740)           185,654         (956,654)
   Contract charges...............       (1,694,341)       (1,746,823)         (386,820)         (380,770)
   Transfers for contract benefits
     and terminations.............      (62,998,670)      (51,715,463)       (7,555,285)       (5,485,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (71,766,756)      (62,913,911)       (7,612,653)       (6,736,213)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         6,979,400         8,973,337         8,206,253       (3,743,340)
NET ASSETS:
   Beginning of year..............       544,732,180       535,758,843        71,915,683        75,659,023
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    551,711,580  $    544,732,180  $     80,121,936  $     71,915,683
                                    ================  ================  ================  ================

                                                   BHFTI                         BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (416,286)  $      (855,592)  $      (105,075)  $       (132,619)
   Net realized gains (losses)....          1,186,016         6,871,660         (181,566)            797,358
   Change in unrealized gains
     (losses) on investments......         11,962,264        15,469,494         1,643,710            957,808
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         12,731,994        21,485,562         1,357,069          1,622,547
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            532,433           588,625             8,770             67,042
   Net transfers (including fixed
     account).....................          (219,788)           129,530           246,603            250,083
   Contract charges...............          (704,224)         (719,008)          (74,300)           (77,938)
   Transfers for contract benefits
     and terminations.............       (17,220,521)      (13,321,269)       (1,532,810)        (1,143,549)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (17,612,100)      (13,322,122)       (1,351,737)          (904,362)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (4,880,106)         8,163,440             5,332            718,185
NET ASSETS:
   Beginning of year..............        167,288,439       159,124,999        15,941,919         15,223,734
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     162,408,333  $    167,288,439  $     15,947,251  $      15,941,919
                                    =================  ================  ================  =================

                                                  BHFTII                                BHFTII
                                    BAILLIE GIFFORD INTERNATIONAL STOCK          BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2017              2016                 2017              2016
                                    ----------------  ----------------     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (86,744)  $       (21,751)     $      1,872,712  $      1,944,867
   Net realized gains (losses)....           622,362            13,941             (30,319)            31,016
   Change in unrealized gains
     (losses) on investments......         3,994,922           574,630              839,263         (310,057)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,530,540           566,820            2,681,656         1,665,826
                                    ----------------  ----------------     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            52,888             7,108              360,867           354,656
   Net transfers (including fixed
     account).....................       (1,037,022)         (376,661)            8,805,482         6,894,634
   Contract charges...............         (163,241)         (161,464)            (761,587)         (771,100)
   Transfers for contract benefits
     and terminations.............       (1,753,681)         (931,155)          (8,433,844)       (7,784,265)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (2,901,056)       (1,462,172)             (29,082)       (1,306,075)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,629,484         (895,352)            2,652,574           359,751
NET ASSETS:
   Beginning of year..............        14,917,094        15,812,446           93,361,485        93,001,734
                                    ----------------  ----------------     ----------------  ----------------
   End of year....................  $     16,546,578  $     14,917,094     $     96,014,059  $     93,361,485
                                    ================  ================     ================  ================

                                                  BHFTII
                                      BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (119,712)  $      (120,803)
   Net realized gains (losses)....            860,966         1,245,655
   Change in unrealized gains
     (losses) on investments......          2,255,342       (1,267,842)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,996,596         (142,990)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              4,201            40,550
   Net transfers (including fixed
     account).....................            (5,298)          (65,569)
   Contract charges...............           (46,093)          (45,201)
   Transfers for contract benefits
     and terminations.............        (1,051,865)         (981,419)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,099,055)       (1,051,639)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,897,541       (1,194,629)
NET ASSETS:
   Beginning of year..............          9,658,400        10,853,029
                                    -----------------  ----------------
   End of year....................  $      11,555,941  $      9,658,400
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                               BHFTII
                                       BLACKROCK ULTRA-SHORT TERM BOND      BRIGHTHOUSE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (881,021)  $     (1,176,341)  $         118,355  $         301,016
   Net realized gains (losses).....            60,910              9,982            170,328            244,080
   Change in unrealized gains
     (losses) on investments.......           272,314             76,021            574,004          (103,834)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (547,797)        (1,090,338)            862,687            441,262
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           237,273          1,411,413                 --             42,500
   Net transfers (including fixed
     account)......................           152,722         12,436,658          4,432,908          5,018,086
   Contract charges................         (511,735)          (621,589)          (151,554)          (112,240)
   Transfers for contract benefits
     and terminations..............      (10,831,120)       (18,153,466)        (1,218,542)        (1,416,478)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,952,860)        (4,926,984)          3,062,812          3,531,868
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (11,500,657)        (6,017,322)          3,925,499          3,973,130
NET ASSETS:
   Beginning of year...............        66,180,659         72,197,981         13,943,996          9,970,866
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     54,680,002  $      66,180,659  $      17,869,495  $      13,943,996
                                     ================  =================  =================  =================

                                                   BHFTII                               BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 40      BRIGHTHOUSE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,247,599  $      24,318,874  $      12,615,801  $      45,829,724
   Net realized gains (losses).....        26,738,166         63,003,910         84,055,960        194,851,918
   Change in unrealized gains
     (losses) on investments.......        58,243,496       (37,738,572)        203,071,143      (107,870,264)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        92,229,261         49,584,212        299,742,904        132,811,378
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,017,144          3,330,977          6,875,864          7,717,010
   Net transfers (including fixed
     account)......................      (14,013,777)       (10,477,246)       (12,448,404)       (20,341,655)
   Contract charges................       (9,041,349)        (9,385,950)       (21,400,387)       (21,818,081)
   Transfers for contract benefits
     and terminations..............      (98,806,679)       (83,743,752)      (196,728,620)      (175,178,319)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (118,844,661)      (100,275,971)      (223,701,547)      (209,621,045)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (26,615,400)       (50,691,759)         76,041,357       (76,809,667)
NET ASSETS:
   Beginning of year...............     1,052,085,077      1,102,776,836      2,346,890,764      2,423,700,431
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $  1,025,469,677  $   1,052,085,077  $   2,422,932,121  $   2,346,890,764
                                     ================  =================  =================  =================

                                                   BHFTII                              BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 80    BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2017              2016               2017              2016
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,824,529  $     23,125,143  $       (412,701)  $       (282,753)
   Net realized gains (losses).....        82,818,278       170,021,329            366,961          3,732,444
   Change in unrealized gains
     (losses) on investments.......       171,327,660      (95,819,997)          3,520,776          2,909,451
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       255,970,467        97,326,475          3,475,036          6,359,142
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,062,054         2,739,568             66,257             43,861
   Net transfers (including fixed
     account)......................      (21,788,393)      (29,240,948)          (714,155)          (496,861)
   Contract charges................      (14,133,370)      (14,356,055)          (159,524)          (162,139)
   Transfers for contract benefits
     and terminations..............     (141,485,376)      (97,166,807)        (3,481,350)        (2,844,681)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (174,345,085)     (138,024,242)        (4,288,772)        (3,459,820)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        81,625,382      (40,697,767)          (813,736)          2,899,322
NET ASSETS:
   Beginning of year...............     1,542,949,172     1,583,646,939         35,205,969         32,306,647
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $  1,624,574,554  $  1,542,949,172  $      34,392,233  $      35,205,969
                                     ================  ================  =================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                         INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         25,153  $         17,244
   Net realized gains (losses).....           219,108           134,661
   Change in unrealized gains
     (losses) on investments.......           896,075            28,743
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,140,336           180,648
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            26,960            26,029
   Net transfers (including fixed
     account)......................         (384,975)           915,246
   Contract charges................          (33,066)          (33,236)
   Transfers for contract benefits
     and terminations..............         (521,406)         (285,183)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (912,487)           622,856
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           227,849           803,504
NET ASSETS:
   Beginning of year...............         4,598,162         3,794,658
                                     ----------------  ----------------
   End of year.....................  $      4,826,011  $      4,598,162
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       BHFTII BRIGHTHOUSE/WELLINGTON
                                         CORE EQUITY OPPORTUNITIES       BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017             2016               2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        281,506  $        729,116  $      (138,055)  $      (136,842)
   Net realized gains (losses)....        11,486,533        11,191,665           346,968         1,002,719
   Change in unrealized gains
     (losses) on investments......        29,968,568           269,217         1,468,106         (607,382)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        41,736,607        12,189,998         1,677,019           258,495
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           550,863           352,185             7,562            10,445
   Net transfers (including fixed
     account).....................       (3,198,727)        74,274,171         (745,503)         (207,512)
   Contract charges...............       (1,218,095)       (1,190,479)          (50,322)          (52,187)
   Transfers for contract benefits
     and terminations.............      (26,389,472)      (18,150,768)         (760,990)         (645,409)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (30,255,431)        55,285,109       (1,549,253)         (894,663)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,481,176        67,475,107           127,766         (636,168)
NET ASSETS:
   Beginning of year..............       254,395,534       186,920,427         7,999,144         8,635,312
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    265,876,710  $    254,395,534  $      8,126,910  $      7,999,144
                                    ================  ================  ================  ================

                                                                                      BHFTII
                                         BHFTII JENNISON GROWTH           LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,799,980)  $    (1,733,590)  $      (171,263)  $      (158,677)
   Net realized gains (losses)....        13,136,085        16,859,190         1,210,927         1,735,535
   Change in unrealized gains
     (losses) on investments......        26,306,380      (17,522,404)         2,368,383         (908,926)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,642,485       (2,396,804)         3,408,047           667,932
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           302,649           368,689            40,886            42,183
   Net transfers (including fixed
     account).....................       (5,908,116)       (2,029,382)         (648,860)            55,190
   Contract charges...............         (540,657)         (541,717)          (85,985)          (81,372)
   Transfers for contract benefits
     and terminations.............      (13,487,984)      (10,272,869)       (1,494,341)       (1,005,919)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,634,108)      (12,475,279)       (2,188,300)         (989,918)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        18,008,377      (14,872,083)         1,219,747         (321,986)
NET ASSETS:
   Beginning of year..............       114,787,575       129,659,658        14,417,183        14,739,169
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,795,952  $    114,787,575  $     15,636,930  $     14,417,183
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                       METLIFE AGGREGATE BOND INDEX         METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         91,961  $         78,094  $       (37,369)  $       (39,836)
   Net realized gains (losses)....           (16,283)             2,409           560,455           417,589
   Change in unrealized gains
     (losses) on investments......             25,896          (56,576)           410,434           445,856
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            101,574            23,927           933,520           823,609
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             11,830            12,258             1,366             5,422
   Net transfers (including fixed
     account).....................          1,061,890         1,493,465         1,279,913         (164,673)
   Contract charges...............           (55,910)          (56,656)          (45,650)          (37,905)
   Transfers for contract benefits
     and terminations.............          (636,495)         (991,653)         (375,822)         (529,899)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            381,315           457,414           859,807         (727,055)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            482,889           481,341         1,793,327            96,554
NET ASSETS:
   Beginning of year..............          6,013,949         5,532,608         5,972,449         5,875,895
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $      6,496,838  $      6,013,949  $      7,765,776  $      5,972,449
                                     ================  ================  ================  ================

                                                  BHFTII
                                          METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,250  $         25,497
   Net realized gains (losses)....            29,686          (52,242)
   Change in unrealized gains
     (losses) on investments......           523,768            12,825
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           576,704          (13,920)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               176               602
   Net transfers (including fixed
     account).....................           300,641           105,887
   Contract charges...............          (28,158)          (29,166)
   Transfers for contract benefits
     and terminations.............         (199,456)         (114,190)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,203          (36,867)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           649,907          (50,787)
NET ASSETS:
   Beginning of year..............         2,494,019         2,544,806
                                    ----------------  ----------------
   End of year....................  $      3,143,926  $      2,494,019
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTII
                                        METLIFE RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017             2016               2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (30,959)  $       (25,166)  $       (30,381)  $         66,239
   Net realized gains (losses)....           590,941           291,580         3,255,879         3,141,226
   Change in unrealized gains
     (losses) on investments......           283,982           481,874         5,948,485           909,688
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           843,964           748,288         9,173,983         4,117,153
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,729            22,179            36,322            17,662
   Net transfers (including fixed
     account).....................         1,257,960           555,382           758,737         7,171,853
   Contract charges...............          (44,661)          (32,992)         (263,308)         (226,448)
   Transfers for contract benefits
     and terminations.............         (841,305)         (582,598)       (4,079,176)       (4,031,525)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           373,723          (38,029)       (3,547,425)         2,931,542
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,217,687           710,259         5,626,558         7,048,695
NET ASSETS:
   Beginning of year..............         5,270,961         4,560,702        48,567,319        41,518,624
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,488,648  $      5,270,961  $     54,193,877  $     48,567,319
                                    ================  ================  ================  ================


                                         BHFTII MFS TOTAL RETURN                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,206,929  $      1,533,688  $      1,585,742  $      1,854,504
   Net realized gains (losses)....         6,768,419         5,531,875        13,125,117        16,641,522
   Change in unrealized gains
     (losses) on investments......         1,387,030         (375,313)        13,154,293         2,956,087
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,362,378         6,690,250        27,865,152        21,452,113
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           773,933           397,700           582,737           832,780
   Net transfers (including fixed
     account).....................         1,041,209         (398,961)       (2,751,950)       (3,326,671)
   Contract charges...............         (487,979)         (503,822)       (1,491,172)       (1,496,641)
   Transfers for contract benefits
     and terminations.............       (9,745,547)       (7,748,340)      (15,559,132)      (10,964,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,418,384)       (8,253,423)      (19,219,517)      (14,955,177)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           943,994       (1,563,173)         8,645,635         6,496,936
NET ASSETS:
   Beginning of year..............        88,274,296        89,837,469       178,751,424       172,254,488
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     89,218,290  $     88,274,296  $    187,397,059  $    178,751,424
                                    ================  ================  ================  ================

                                                                                      BHFTII
                                      BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (483,846)  $      (447,536)  $      (922,192)  $      (873,949)
   Net realized gains (losses)....          5,493,637         1,287,981         6,273,788         8,314,534
   Change in unrealized gains
     (losses) on investments......            575,123         5,616,483        12,534,073       (7,564,472)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          5,584,914         6,456,928        17,885,669         (123,887)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            164,961           120,449           176,144            93,911
   Net transfers (including fixed
     account).....................          (407,636)       (1,094,040)       (1,114,883)           924,344
   Contract charges...............          (187,533)         (190,213)         (282,350)         (268,417)
   Transfers for contract benefits
     and terminations.............        (4,523,653)       (2,846,597)       (6,309,822)       (4,417,259)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (4,953,861)       (4,010,401)       (7,530,911)       (3,667,421)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            631,053         2,446,527        10,354,758       (3,791,308)
NET ASSETS:
   Beginning of year..............         42,776,681        40,330,154        59,328,183        63,119,491
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      43,407,734  $     42,776,681  $     69,682,941  $     59,328,183
                                    =================  ================  ================  ================

                                                  BHFTII
                                      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (190,161)  $      (147,009)
   Net realized gains (losses)....         1,365,851         1,602,695
   Change in unrealized gains
     (losses) on investments......         1,607,247         (399,917)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,782,937         1,055,769
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            19,903            14,836
   Net transfers (including fixed
     account).....................         1,620,482         1,541,125
   Contract charges...............          (43,694)          (30,891)
   Transfers for contract benefits
     and terminations.............       (1,721,155)         (468,864)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (124,464)         1,056,206
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,658,473         2,111,975
NET ASSETS:
   Beginning of year..............        13,279,921        11,167,946
                                    ----------------  ----------------
   End of year....................  $     15,938,394  $     13,279,921
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                       VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (37,801)  $       (15,374)  $       4,807,369  $      1,279,613
   Net realized gains (losses).....          (122,704)         (356,749)          1,485,460           245,455
   Change in unrealized gains
     (losses) on investments.......            127,993         1,837,043          6,281,519         5,920,820
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (32,512)         1,464,920         12,574,348         7,445,888
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             18,336             4,876            860,153           368,093
   Net transfers (including fixed
     account)......................            559,694         (729,921)            849,323       194,878,650
   Contract charges................           (44,869)          (51,041)          (811,041)         (537,086)
   Transfers for contract benefits
     and terminations..............          (250,869)         (199,800)       (21,388,615)      (12,249,602)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            282,292         (975,886)       (20,490,180)       182,460,055
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            249,780           489,034        (7,915,832)       189,905,943
NET ASSETS:
   Beginning of year...............          3,944,489         3,455,455        196,877,487         6,971,544
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       4,194,269  $      3,944,489  $     188,961,655  $    196,877,487
                                     =================  ================  =================  ================

                                           BHFTII WESTERN ASSET                DEUTSCHE II GOVERNMENT &
                                        MANAGEMENT U.S. GOVERNMENT                 AGENCY SECURITIES
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017              2016               2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         30,521  $          44,946  $          3,480  $           5,571
   Net realized gains (losses).....          (53,755)           (10,240)             (730)            (3,750)
   Change in unrealized gains
     (losses) on investments.......            25,121           (47,104)           (1,977)            (2,231)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,887           (12,398)               773              (410)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,000            211,811               501                502
   Net transfers (including fixed
     account)......................           678,595          (550,343)            11,738           (18,116)
   Contract charges................          (32,855)           (52,200)             (511)              (612)
   Transfers for contract benefits
     and terminations..............       (1,637,181)          (766,165)           (5,953)           (37,947)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (990,441)        (1,156,897)             5,775           (56,173)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (988,554)        (1,169,295)             6,548           (56,583)
NET ASSETS:
   Beginning of year...............         4,704,631          5,873,926           306,704            363,287
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,716,077  $       4,704,631  $        313,252  $         306,704
                                     ================  =================  ================  =================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2017               2016              2017              2016
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,316)  $          40,654  $        (1,513)  $        (1,228)
   Net realized gains (losses).....           188,731            299,847            19,291             4,111
   Change in unrealized gains
     (losses) on investments.......           426,095            465,762            20,663           (4,452)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           612,510            806,263            38,441           (1,569)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,388              8,229                --                --
   Net transfers (including fixed
     account)......................            32,746            362,390           (1,099)               548
   Contract charges................          (20,904)           (19,490)              (86)              (84)
   Transfers for contract benefits
     and terminations..............         (781,452)          (295,734)           (1,677)           (3,735)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (768,222)             55,395           (2,862)           (3,271)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (155,712)            861,658            35,579           (4,840)
NET ASSETS:
   Beginning of year...............         5,954,992          5,093,334           119,170           124,010
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      5,799,280  $       5,954,992  $        154,749  $        119,170
                                     ================  =================  ================  ================


                                        FTVIPT TEMPLETON FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         249,037  $        110,243
   Net realized gains (losses).....            102,104           148,777
   Change in unrealized gains
     (losses) on investments.......          2,613,275           857,134
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,964,416         1,116,154
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            114,104           109,874
   Net transfers (including fixed
     account)......................          (318,089)          (29,932)
   Contract charges................           (67,002)          (67,328)
   Transfers for contract benefits
     and terminations..............        (1,785,504)       (1,569,525)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (2,056,491)       (1,556,911)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            907,925         (440,757)
NET ASSETS:
   Beginning of year...............         20,418,848        20,859,605
                                     -----------------  ----------------
   End of year.....................  $      21,326,773  $     20,418,848
                                     =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. INTERNATIONAL GROWTH          PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (9,234)  $        (11,363)  $        179,924  $         201,568
   Net realized gains (losses).....            197,913            115,059            33,181           (12,610)
   Change in unrealized gains
     (losses) on investments.......            828,599          (229,401)            51,368            358,858
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,017,278          (125,705)           264,473            547,816
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             17,313             12,826             1,382             11,071
   Net transfers (including fixed
     account)......................             90,517             81,611            98,574          (201,550)
   Contract charges................           (17,351)           (17,891)          (22,036)           (23,707)
   Transfers for contract benefits
     and terminations..............          (581,859)          (431,996)         (725,787)          (404,282)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (491,380)          (355,450)         (647,867)          (618,468)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            525,898          (481,155)         (383,394)           (70,652)
NET ASSETS:
   Beginning of year...............          4,956,521          5,437,676         5,415,580          5,486,232
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $       5,482,419  $       4,956,521  $      5,032,186  $       5,415,580
                                     =================  =================  ================  =================


                                           PIMCO VIT LOW DURATION               PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (18,923)  $        (6,909)  $         145,662  $        172,741
   Net realized gains (losses).....            (9,219)          (12,959)          2,152,365         1,286,804
   Change in unrealized gains
     (losses) on investments.......              9,494             4,738          1,020,271           916,812
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (18,648)          (15,130)          3,318,298         2,376,357
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              1,040            51,140             13,335            13,236
   Net transfers (including fixed
     account)......................             69,917           526,320          (560,305)         (350,359)
   Contract charges................           (32,560)          (36,363)           (50,170)          (53,699)
   Transfers for contract benefits
     and terminations..............          (559,890)         (619,117)        (2,881,319)       (2,075,541)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (521,493)          (78,020)        (3,478,459)       (2,466,363)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (540,141)          (93,150)          (160,161)          (90,006)
NET ASSETS:
   Beginning of year...............          8,295,577         8,388,727         20,896,054        20,986,060
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       7,755,436  $      8,295,577  $      20,735,893  $     20,896,054
                                     =================  ================  =================  ================

                                                                                         RUSSELL
                                          PUTNAM VT MULTI-CAP GROWTH          GLOBAL REAL ESTATE SECURITIES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (12,524)  $         (9,021)  $         10,791  $          19,054
   Net realized gains (losses).....            237,439            244,460             8,093              7,594
   Change in unrealized gains
     (losses) on investments.......            286,050          (117,898)            32,143           (22,935)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            510,965            117,541            51,027              3,713
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             27,983             29,543               126                126
   Net transfers (including fixed
     account)......................          (107,837)           (67,078)            12,404              1,493
   Contract charges................            (1,641)            (1,507)             (104)              (135)
   Transfers for contract benefits
     and terminations..............          (105,123)          (107,552)         (110,490)          (333,966)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (186,618)          (146,594)          (98,064)          (332,482)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            324,347           (29,053)          (47,037)          (328,769)
NET ASSETS:
   Beginning of year...............          1,920,534          1,949,587           542,716            871,485
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $       2,244,881  $       1,920,534  $        495,679  $         542,716
                                     =================  =================  ================  =================

                                                   RUSSELL
                                       INTERNATIONAL DEVELOPED MARKETS
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          26,369  $         46,068
   Net realized gains (losses).....            162,645           (2,617)
   Change in unrealized gains
     (losses) on investments.......            326,580          (20,863)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            515,594            22,588
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                210               210
   Net transfers (including fixed
     account)......................            (4,607)             2,093
   Contract charges................              (568)             (706)
   Transfers for contract benefits
     and terminations..............          (654,610)         (179,336)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (659,575)         (177,739)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (143,981)         (155,151)
NET ASSETS:
   Beginning of year...............          2,506,309         2,661,460
                                     -----------------  ----------------
   End of year.....................  $       2,362,328  $      2,506,309
                                     =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           RUSSELL STRATEGIC BOND              RUSSELL U.S. SMALL CAP EQUITY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                    -------------------------------------  -------------------------------------
                                           2017               2016                2017                2016
                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (2,652)  $          10,419  $         (14,388)  $         (6,758)
   Net realized gains (losses)....            (10,689)            190,100             125,737            (1,102)
   Change in unrealized gains
      (losses) on investments.....             127,215           (89,715)              41,081            202,565
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             113,874            110,804             152,430            194,705
                                    ------------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........               3,360              3,360                  --                 --
   Net transfers (including fixed
      account)....................             154,236           (64,470)            (12,762)            (7,418)
   Contract charges...............               (880)            (1,125)               (361)              (393)
   Transfers for contract benefits
      and terminations............         (1,367,993)          (563,591)           (283,878)           (78,778)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (1,211,277)          (625,826)           (297,001)           (86,589)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............         (1,097,403)          (515,022)           (144,571)            108,116
NET ASSETS:
   Beginning of year..............           5,317,684          5,832,706           1,316,184          1,208,068
                                    ------------------  -----------------  ------------------  -----------------
   End of year....................  $        4,220,281  $       5,317,684  $        1,171,613  $       1,316,184
                                    ==================  =================  ==================  =================

                                       RUSSELL U.S. STRATEGIC EQUITY
                                                SUB-ACCOUNT
                                    -------------------------------------
                                          2017                2016
                                    -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (23,724)  $         (24,688)
   Net realized gains (losses)....            919,005             542,272
   Change in unrealized gains
      (losses) on investments.....            279,985              87,911
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,175,266             605,495
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                504                 504
   Net transfers (including fixed
      account)....................          (158,378)           (210,254)
   Contract charges...............            (1,664)             (2,010)
   Transfers for contract benefits
      and terminations............        (1,582,890)           (504,007)
                                    -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,742,428)           (715,767)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (567,162)           (110,272)
NET ASSETS:
   Beginning of year..............          7,061,253           7,171,525
                                    -----------------  ------------------
   End of year....................  $       6,494,091  $        7,061,253
                                    =================  ==================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged with and into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account C.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Fidelity Variable Insurance Products ("Fidelity VIP")
   Insurance Funds) ("Invesco V.I.")                       Franklin Templeton Variable Insurance Products Trust
American Funds Insurance Series ("American Funds")           ("FTVIPT")
Brighthouse Funds Trust I ("BHFTI")*                       PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust II ("BHFTII")*                     Putnam Variable Trust ("Putnam VT")
Deutsche Variable Series II ("Deutsche II")                Russell Investment Funds ("Russell")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Global Growth Sub-Account                 BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization                 Sub-Account
   Sub-Account                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI Oppenheimer Global Equity Sub-Account (a)
   Plus Sub-Account                                      BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                   Sub-Account
   Sub-Account                                           BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                   BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                           BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                             Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account                   BHFTI T. Rowe Price Mid Cap Growth
BHFTI Brighthouse Asset Allocation 100 Sub-Account         Sub-Account (a)
BHFTI Brighthouse Balanced Plus Sub-Account              BHFTI Victory Sycamore Mid Cap Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets                Sub-Account
   Equity Sub-Account (a)                                BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII BlackRock Capital Appreciation Sub-Account
   Return Sub-Account                                    BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Templeton International Bond             Sub-Account (a)
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)         BHFTII Brighthouse Asset Allocation 80 Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Artisan Mid Cap Value
   Sub-Account (a)                                         Sub-Account
BHFTI Harris Oakmark International Sub-Account           BHFTII Brighthouse/Dimensional International Small
BHFTI Invesco Balanced-Risk Allocation                     Company Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Comstock Sub-Account                         Opportunities Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MetLife Mid Cap Stock Index Sub-Account
                                                         BHFTII MetLife MSCI EAFE Index Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII MetLife Russell 2000 Index Sub-Account            Deutsche II Government & Agency Securities
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  Fidelity VIP Equity-Income Sub-Account (a)
BHFTII MFS Value Sub-Account                             Fidelity VIP Growth Opportunities Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII T. Rowe Price Large Cap Growth                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Putnam VT Equity Income Sub-Account
BHFTII VanEck Global Natural Resources                   Putnam VT Multi-Cap Growth Sub-Account (a)
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
BHFTII Western Asset Management Strategic Bond           Russell International Developed Markets Sub-Account
   Opportunities Sub-Account (a)                         Russell Strategic Bond Sub-Account
BHFTII Western Asset Management U.S. Government          Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                             New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio            (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                  (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity             (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio          (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return           (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio       (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio      (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio           (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                  (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                   (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio           (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio               (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company       (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


Former Name                                                 New Name

(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife Investors Variable Annuity Account One         Brighthouse Variable Annuity Account C

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      3,775,169        80,282,220         4,814,943       20,740,498
     American Funds Global Small Capitalization Sub-Account.....      1,134,510        21,149,138           561,970        3,895,266
     American Funds Growth Sub-Account..........................      1,849,966        99,085,577        14,460,834       22,838,785
     BHFTI AB Global Dynamic Allocation Sub-Account.............      2,391,795        25,787,676         1,282,841        4,360,897
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................         34,692           373,084            81,776           95,502
     BHFTI American Funds Balanced Allocation Sub-Account.......     22,708,152       204,572,323        23,401,479       29,000,716
     BHFTI American Funds Growth Allocation Sub-Account.........     27,094,234       237,915,179        30,210,646       31,542,584
     BHFTI American Funds Growth Sub-Account....................      3,084,468        29,218,654         5,690,731        6,505,042
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,904,152        99,884,684        11,273,049       14,044,162
     BHFTI AQR Global Risk Balanced Sub-Account.................        991,991        10,363,316         1,187,253        2,084,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....      5,462,569        55,622,966         2,645,553        7,094,176
     BHFTI BlackRock High Yield Sub-Account.....................      1,884,586        15,142,246         1,847,095        1,892,502
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     12,435,262       121,530,669        11,312,289       23,531,865
     BHFTI Brighthouse Balanced Plus Sub-Account................     11,399,677       121,169,304        12,540,328       14,772,656
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,767,963        39,952,214         2,286,105        6,915,325
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      3,944,041        40,214,651         2,183,599        6,432,028
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        322,911         3,320,442           648,333          774,613
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      3,240,522        31,947,865         3,235,890        2,524,755
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        469,751         5,260,168           387,609          443,985
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        572,819         6,181,015         1,169,201        1,259,511
     BHFTI Clarion Global Real Estate Sub-Account...............      2,550,393        30,440,610         1,815,528        3,481,640
     BHFTI ClearBridge Aggressive Growth Sub-Account............      4,844,386        44,792,827         1,433,275       12,602,057
     BHFTI Harris Oakmark International Sub-Account.............      4,069,306        58,117,166         3,337,150       10,871,055
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      1,577,529        16,170,531         3,332,639        3,103,372
     BHFTI Invesco Comstock Sub-Account.........................      7,237,664        78,514,181         6,626,028       15,916,051
     BHFTI Invesco Small Cap Growth Sub-Account.................      3,538,989        49,580,205         5,723,723        7,789,906
     BHFTI JPMorgan Core Bond Sub-Account.......................      1,489,965        15,496,182         3,254,316        1,035,243
     BHFTI JPMorgan Global Active Allocation Sub-Account........      1,320,978        14,579,330         1,252,961        1,580,879
     BHFTI JPMorgan Small Cap Value Sub-Account.................        539,837         7,784,047         1,714,018        1,247,701
     BHFTI Loomis Sayles Global Markets Sub-Account.............        726,399         9,597,362         1,451,959        1,921,890
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........        932,326        11,530,023         6,535,675          953,778
     BHFTI MFS Research International Sub-Account...............      8,691,577        97,699,250         3,423,101       16,129,709
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............      3,002,591        29,306,976         1,019,408        9,610,989
     BHFTI Oppenheimer Global Equity Sub-Account................      1,840,854        31,277,892         1,055,813        8,374,113
     BHFTI PanAgora Global Diversified Risk Sub-Account.........         99,171         1,068,130           238,206          307,289
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      8,216,355        88,121,504         5,129,374        6,078,408
     BHFTI PIMCO Total Return Sub-Account.......................     33,670,688       390,204,669        17,104,791       24,897,269
     BHFTI Pyramis Government Income Sub-Account................        522,509         5,637,640           737,716        1,008,411
     BHFTI Schroders Global Multi-Asset II Sub-Account..........        432,532         4,777,416           661,898        3,266,286
     BHFTI Schroders Global Multi-Asset Sub-Account.............        610,518         6,812,279           974,472        1,477,190
     BHFTI SSGA Growth and Income ETF Sub-Account...............     11,406,976       125,604,808         4,954,139       16,759,840
     BHFTI SSGA Growth ETF Sub-Account..........................      3,759,021        41,254,880         3,947,397        8,235,252
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     15,641,362       403,943,535        59,744,099       81,496,056
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      7,203,411        66,372,285         8,572,919       10,633,839
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........      7,901,105       144,905,004         2,636,441       20,664,801
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,259,666        16,499,491           536,291        1,993,097
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,251,546        12,353,338           842,709        3,830,466
     BHFTII BlackRock Bond Income Sub-Account...................        913,818        96,293,729         9,199,245        7,355,633
     BHFTII BlackRock Capital Appreciation Sub-Account..........        266,145         7,122,821           867,368        1,838,050

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2017             DECEMBER 31, 2017
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------   -------------    --------------
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........        543,108        54,331,770       5,022,867       16,855,495
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........      1,636,406        17,863,860      11,450,837        7,992,139
     BHFTII Brighthouse Asset Allocation 40 Sub-Account..........     86,757,171     1,041,450,532      53,934,968      133,442,129
     BHFTII Brighthouse Asset Allocation 60 Sub-Account..........    191,536,142     2,424,569,569     138,248,127      254,840,013
     BHFTII Brighthouse Asset Allocation 80 Sub-Account..........    114,568,027     1,577,812,034     117,110,325      202,597,094
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account........        137,481        29,774,413         293,010        4,994,471
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account...............................................        317,093         4,353,756         909,472        1,590,327
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account...............................................      8,291,170       237,703,928      15,154,447       35,466,922
     BHFTII Frontier Mid Cap Growth Sub-Account..................        233,334         6,902,049         321,920        1,801,935
     BHFTII Jennison Growth Sub-Account..........................      7,994,548       100,014,644      10,332,563       22,716,887
     BHFTII Loomis Sayles Small Cap Growth Sub-Account...........      1,112,956        11,873,659       1,010,205        2,630,149
     BHFTII MetLife Aggregate Bond Index Sub-Account.............        611,186         6,612,627       1,302,913          829,661
     BHFTII MetLife Mid Cap Stock Index Sub-Account..............        392,215         6,707,461       2,218,083          921,186
     BHFTII MetLife MSCI EAFE Index Sub-Account..................        222,034         2,759,294         646,761          550,293
     BHFTII MetLife Russell 2000 Index Sub-Account...............        303,638         5,569,058       3,733,255        3,045,786
     BHFTII MetLife Stock Index Sub-Account......................      1,054,244        38,327,207       5,095,456        7,169,247
     BHFTII MFS Total Return Sub-Account.........................        510,956        71,615,175       8,673,165       11,222,535
     BHFTII MFS Value Sub-Account................................     11,419,696       163,400,336      15,650,838       22,168,951
     BHFTII Neuberger Berman Genesis Sub-Account.................      1,941,994        29,143,884       4,521,006        6,477,260
     BHFTII T. Rowe Price Large Cap Growth Sub-Account...........      2,794,727        51,056,766       6,212,684       10,667,243
     BHFTII T. Rowe Price Small Cap Growth Sub-Account...........        677,830        11,845,092       2,767,369        2,194,981
     BHFTII VanEck Global Natural Resources Sub-Account..........        391,625         4,568,082         876,268          631,787
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account.................................     13,659,935       177,000,593      10,376,888       26,059,693
     BHFTII Western Asset Management U.S. Government
       Sub-Account...............................................        320,635         3,813,369       1,181,068        2,140,998
     Deutsche II Government & Agency Securities Sub-Account......         28,098           336,748          19,169            9,913
     Fidelity VIP Equity-Income Sub-Account......................        248,249         5,236,170         353,271          999,163
     Fidelity VIP Growth Opportunities Sub-Account...............          4,289            91,498          18,109            4,877
     FTVIPT Templeton Foreign VIP Sub-Account....................      1,372,282        19,480,800         756,789        2,564,271
     Invesco V.I. International Growth Sub-Account...............        138,830         3,937,201         264,769          765,408
     PIMCO VIT High Yield Sub-Account............................        639,422         4,858,728         470,747          938,676
     PIMCO VIT Low Duration Sub-Account..........................        757,371         7,848,924         257,409          797,833
     Putnam VT Equity Income Sub-Account.........................        776,921        11,551,771       1,128,592        3,824,531
     Putnam VT Multi-Cap Growth Sub-Account......................         56,721         1,302,699         204,791          256,052
     Russell Global Real Estate Securities Sub-Account...........         33,469           496,304          37,245          115,432
     Russell International Developed Markets Sub-Account.........        180,056         2,023,789         209,291          764,485
     Russell Strategic Bond Sub-Account..........................        406,971         4,202,695         253,481        1,467,415
     Russell U.S. Small Cap Equity Sub-Account...................         71,441           984,723         100,935          337,505
     Russell U.S. Strategic Equity Sub-Account...................        350,464         5,450,552         731,624        1,871,323

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                          AMERICAN FUNDS                 AMERICAN FUNDS                 AMERICAN FUNDS
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      2,325,225       2,439,297         628,933        661,511        412,462        452,298
Units issued and transferred
   from other funding options....         71,993         196,171          21,062         57,550         10,047         20,646
Units redeemed and transferred to
   other funding options.........      (430,801)       (310,243)        (91,744)       (90,128)       (67,519)       (60,482)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      1,966,417       2,325,225         558,251        628,933        354,990        412,462
                                   =============  ==============  ==============  =============  =============  =============


                                                                              BHFTI
                                          BHFTI AB GLOBAL           ALLIANZ GLOBAL INVESTORS         BHFTI AMERICAN FUNDS
                                        DYNAMIC ALLOCATION          DYNAMIC MULTI-ASSET PLUS          BALANCED ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........       2,337,314      2,509,143        368,903         325,715      16,822,895     17,709,534
Units issued and transferred
   from other funding options....          90,137        233,440         68,940          89,793         870,925      1,077,545
Units redeemed and transferred to
   other funding options.........       (328,665)      (405,269)       (81,406)        (46,605)     (2,045,883)    (1,964,184)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................       2,098,786      2,337,314        356,437         368,903      15,647,937     16,822,895
                                   ==============  =============  =============  ==============  ==============  =============

                                       BHFTI AMERICAN FUNDS          BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                         GROWTH ALLOCATION                  GROWTH                   MODERATE ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017            2016          2017            2016
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      18,323,581     19,442,122      2,028,328      2,207,865      8,284,233      8,704,425
Units issued and transferred
   from other funding options....       1,130,558        934,737        161,911        208,845        411,713        451,582
Units redeemed and transferred to
   other funding options.........     (2,281,105)    (2,053,278)      (386,682)      (388,382)      (968,955)      (871,774)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      17,173,034     18,323,581      1,803,557      2,028,328      7,726,991      8,284,233
                                   ==============  =============  =============  =============  =============  =============


                                                BHFTI                     BHFTI BLACKROCK               BHFTI BLACKROCK
                                      AQR GLOBAL RISK BALANCED      GLOBAL TACTICAL STRATEGIES            HIGH YIELD
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016            2017           2016           2017           2016
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         917,246       1,002,811       4,759,942      5,126,239        512,162        577,469
Units issued and transferred
   from other funding options....          65,380          97,426         199,200        364,688         56,095         94,107
Units redeemed and transferred to
   other funding options.........       (190,243)       (182,991)       (579,171)      (730,985)       (78,714)      (159,414)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         792,383         917,246       4,379,971      4,759,942        489,543        512,162
                                   ==============  ==============  ==============  =============  =============  =============


                                         BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE
                                       ASSET ALLOCATION 100               BALANCED PLUS                 SMALL CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       9,231,635     10,516,473      9,440,519       9,868,677      1,703,914       1,932,375
Units issued and transferred
   from other funding options....          86,926        250,939        434,392         556,160         58,835         108,911
Units redeemed and transferred to
   other funding options.........     (1,190,074)    (1,535,777)    (1,097,184)       (984,318)      (263,199)       (337,372)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       8,128,487      9,231,635      8,777,727       9,440,519      1,499,550       1,703,914
                                   ==============  =============  =============  ==============  =============  ==============


                                               BHFTI                          BHFTI                           BHFTI
                                       BRIGHTHOUSE/ABERDEEN          BRIGHTHOUSE/EATON VANCE          BRIGHTHOUSE/FRANKLIN
                                      EMERGING MARKETS EQUITY             FLOATING RATE             LOW DURATION TOTAL RETURN
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      3,939,504       4,322,870         302,346        325,945       2,993,090       3,199,892
Units issued and transferred
   from other funding options....        322,326         443,695          51,047         65,486         510,151         392,039
Units redeemed and transferred to
   other funding options.........      (683,297)       (827,061)        (68,076)       (89,085)       (450,939)       (598,841)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      3,578,533       3,939,504         285,317        302,346       3,052,302       2,993,090
                                   =============  ==============  ==============  =============  ==============  ==============

                                                BHFTI                          BHFTI
                                        BRIGHTHOUSE/TEMPLETON         BRIGHTHOUSE/WELLINGTON                  BHFTI
                                         INTERNATIONAL BOND             LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017            2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         361,455         363,028        421,113         440,038       1,688,991      1,794,608
Units issued and transferred
   from other funding options....          45,237          52,206         44,508          43,222         119,020        142,490
Units redeemed and transferred to
   other funding options.........        (46,462)        (53,779)       (65,165)        (62,147)       (239,900)      (248,107)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................         360,230         361,455        400,456         421,113       1,568,111      1,688,991
                                   ==============  ==============  =============  ==============  ==============  =============



                                         BHFTI CLEARBRIDGE                    BHFTI                      BHFTI INVESCO
                                         AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL     BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017           2016            2017           2016
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........       5,827,981      6,631,372       2,406,649      2,612,481     13,924,976      14,933,512
Units issued and transferred
   from other funding options....         187,303        411,865         139,103        179,153      2,016,804       2,528,998
Units redeemed and transferred to
   other funding options.........       (851,972)    (1,215,256)       (400,532)      (384,985)    (2,867,455)     (3,537,534)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................       5,163,312      5,827,981       2,145,220      2,406,649     13,074,325      13,924,976
                                   ==============  =============  ==============  =============  =============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                        BHFTI INVESCO                 BHFTI JPMORGAN
                                      BHFTI INVESCO COMSTOCK          SMALL CAP GROWTH                   CORE BOND
                                            SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                        2017           2016          2017           2016           2017            2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      6,085,911      6,794,241      1,791,853      2,013,774      1,192,318       1,289,783
Units issued and transferred
   from other funding options....        261,717        326,921         48,487         96,541        353,904         245,940
Units redeemed and transferred to
   other funding options.........      (966,190)    (1,035,251)      (264,091)      (318,462)      (159,133)       (343,405)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      5,381,438      6,085,911      1,576,249      1,791,853      1,387,089       1,192,318
                                   =============  =============  =============  =============  =============  ==============


                                         BHFTI JPMORGAN                  BHFTI JPMORGAN                  BHFTI LOOMIS
                                    GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE             SAYLES GLOBAL MARKETS
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2017           2016            2017            2016            2017           2016
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........     11,950,928     11,943,206         370,317         405,607        651,629        792,857
Units issued and transferred
   from other funding options....        782,198      1,530,938          67,726          37,600         71,182         66,901
Units redeemed and transferred to
   other funding options.........    (1,184,335)    (1,523,216)        (68,311)        (72,890)       (98,759)      (208,129)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................     11,548,791     11,950,928         369,732         370,317        624,052        651,629
                                   =============  =============  ==============  ==============  =============  =============

                                            BHFTI METLIFE                      BHFTI                 BHFTI MORGAN STANLEY
                                      MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL          MID CAP GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016            2017           2016           2017           2016
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........       2,797,436       3,142,871       6,134,222      6,494,721      2,899,820      3,072,912
Units issued and transferred
   from other funding options....       4,176,402         982,330         249,788        385,163        109,583        200,437
Units redeemed and transferred to
   other funding options.........       (537,568)     (1,327,765)       (978,850)      (745,662)      (498,890)      (373,529)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................       6,436,270       2,797,436       5,405,160      6,134,222      2,510,513      2,899,820
                                   ==============  ==============  ==============  =============  =============  =============


                                         BHFTI OPPENHEIMER                BHFTI PANAGORA                    BHFTI PIMCO
                                           GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      2,375,953       2,485,407       1,024,246          83,104       5,428,636       5,839,782
Units issued and transferred
   from other funding options....         80,089         139,765         233,566       1,225,382         660,714         380,898
Units redeemed and transferred to
   other funding options.........      (449,531)       (249,219)       (277,219)       (284,240)       (750,744)       (792,044)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      2,006,511       2,375,953         980,593       1,024,246       5,338,606       5,428,636
                                   =============  ==============  ==============  ==============  ==============  ==============

                                                 BHFTI                         BHFTI                    BHFTI SCHRODERS
                                          PIMCO TOTAL RETURN         PYRAMIS GOVERNMENT INCOME       GLOBAL MULTI-ASSET II
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2017            2016           2017          2016           2017            2016
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     20,696,610     22,440,680        523,252        467,757        631,373        693,897
Units issued and transferred
   from other funding options......      1,863,352      1,532,515         83,351        264,074         52,316         64,517
Units redeemed and transferred to
   other funding options...........    (2,522,484)    (3,276,585)      (115,013)      (208,579)      (265,793)      (127,041)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     20,037,478     20,696,610        491,590        523,252        417,896        631,373
                                     =============  =============  =============  =============  =============  =============


                                            BHFTI SCHRODERS                BHFTI SSGA
                                          GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2017           2016          2017           2016            2017           2016
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      5,999,349      6,949,271      8,781,559      9,555,148      3,010,392      3,298,669
Units issued and transferred
   from other funding options......        668,865        565,681        146,684        175,447        206,516         77,060
Units redeemed and transferred to
   other funding options...........    (1,120,703)    (1,515,603)      (985,303)      (949,036)      (507,720)      (365,337)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      5,547,511      5,999,349      7,942,940      8,781,559      2,709,188      3,010,392
                                     =============  =============  =============  =============  =============  =============

                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE               BHFTI VICTORY
                                          LARGE CAP VALUE                MID CAP GROWTH             SYCAMORE MID CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      6,154,931       6,924,886       3,917,608      4,314,401      4,094,702       4,441,107
Units issued and transferred
   from other funding options....        132,548         190,182         184,438        328,230        175,345         241,333
Units redeemed and transferred to
   other funding options.........      (891,037)       (960,137)       (546,204)      (725,023)      (598,743)       (587,738)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      5,396,442       6,154,931       3,555,842      3,917,608      3,671,304       4,094,702
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI WELLS CAPITAL              BHFTII BAILLIE                    BHFTII
                                     MANAGEMENT MID CAP VALUE      GIFFORD INTERNATIONAL STOCK      BLACKROCK BOND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2017            2016           2017            2016           2017            2016
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........        680,872        722,802       1,223,325       1,337,151      1,339,462      1,351,726
Units issued and transferred
   from other funding options....         31,918         47,450          74,776          79,941        185,668        241,861
Units redeemed and transferred to
   other funding options.........       (87,257)       (89,380)       (278,164)       (193,767)      (193,272)      (254,125)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................        625,533        680,872       1,019,937       1,223,325      1,331,858      1,339,462
                                   =============  =============  ==============  ==============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          BHFTII BLACKROCK               BHFTII BLACKROCK              BHFTII BRIGHTHOUSE
                                        CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........       1,443,013       1,769,864       6,971,036      7,501,150         967,598         717,455
Units issued and transferred
   from other funding options....          69,773          37,560         835,156      3,947,368         759,366         885,103
Units redeemed and transferred to
   other funding options.........       (230,435)       (364,411)     (2,005,347)    (4,477,482)       (559,253)       (634,960)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................       1,282,351       1,443,013       5,800,845      6,971,036       1,167,711         967,598
                                   ==============  ==============  ==============  =============  ==============  ==============


                                        BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     68,430,242      75,171,316     141,782,418    155,063,013      94,037,132     102,900,180
Units issued and transferred
   from other funding options....      1,025,875       1,463,519       1,962,875      2,299,734       1,320,703       1,551,054
Units redeemed and transferred to
   other funding options.........    (8,420,767)     (8,204,593)    (14,789,769)   (15,580,329)    (11,064,830)    (10,414,102)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     61,035,350      68,430,242     128,955,524    141,782,418      84,293,005      94,037,132
                                   =============  ==============  ==============  =============  ==============  ==============

                                              BHFTII                         BHFTII                        BHFTII
                                        BRIGHTHOUSE/ARTISAN          BRIGHTHOUSE/DIMENSIONAL       BRIGHTHOUSE/WELLINGTON
                                           MID CAP VALUE           INTERNATIONAL SMALL COMPANY    CORE EQUITY OPPORTUNITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      1,583,111       1,752,245         221,680        190,177      9,007,829      8,189,551
Units issued and transferred
   from other funding options....         42,421          64,648          30,148        112,380        251,610      1,980,773
Units redeemed and transferred to
   other funding options.........      (227,660)       (233,782)        (71,385)       (80,877)    (1,194,413)    (1,162,495)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      1,397,872       1,583,111         180,443        221,680      8,065,026      9,007,829
                                   =============  ==============  ==============  =============  =============  =============



                                              BHFTII                                                     BHFTII LOOMIS
                                      FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH         SAYLES SMALL CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........         404,243        451,098      6,806,523       7,555,728         766,457        821,988
Units issued and transferred
   from other funding options....           8,707         17,119        225,824         399,910          28,823         52,757
Units redeemed and transferred to
   other funding options.........        (78,407)       (63,974)    (1,180,655)     (1,149,115)       (131,786)      (108,288)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................         334,543        404,243      5,851,692       6,806,523         663,494        766,457
                                   ==============  =============  =============  ==============  ==============  =============

                                               BHFTII                          BHFTII                          BHFTII
                                       METLIFE AGGREGATE BOND        METLIFE MID CAP STOCK INDEX       METLIFE MSCI EAFE INDEX
                                          INDEX SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         361,670         333,816         206,200         238,711         190,960         192,876
Units issued and transferred
   from other funding options....          89,124         194,433          59,297          27,735          42,381          50,080
Units redeemed and transferred to
   other funding options.........        (70,615)       (166,579)        (30,157)        (60,246)        (37,298)        (51,996)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         380,179         361,670         235,340         206,200         196,043         190,960
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                             BHFTII                         BHFTII
                                   METLIFE RUSSELL 2000 INDEX         METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2017            2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        184,537        190,582      2,342,862      2,202,886      1,883,922      2,072,502
Units issued and transferred
   from other funding options....        118,151         51,042        180,953        476,403        100,052         58,174
Units redeemed and transferred to
   other funding options.........      (101,007)       (57,087)      (330,733)      (336,427)      (277,615)      (246,754)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        201,681        184,537      2,193,082      2,342,862      1,706,359      1,883,922
                                   =============  =============  =============  =============  =============  =============


                                                                            BHFTII                    BHFTII T. ROWE
                                        BHFTII MFS VALUE           NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2017           2016           2017            2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      6,204,163      6,742,392      1,622,186      1,787,234      2,648,316       2,826,823
Units issued and transferred
   from other funding options....        237,692        343,026         72,812         55,694        173,922         269,706
Units redeemed and transferred to
   other funding options.........      (849,740)      (881,255)      (252,899)      (220,742)      (435,178)       (448,213)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      5,592,115      6,204,163      1,442,099      1,622,186      2,387,060       2,648,316
                                   =============  =============  =============  =============  =============  ==============


                                                                                                          BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK           WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES    STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2017           2016            2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........        383,309        354,053        296,411        369,982      6,144,561         242,504
Units issued and transferred
   from other funding options....         57,594         57,570         91,509         50,758        320,828       6,612,742
Units redeemed and transferred to
   other funding options.........       (59,013)       (28,314)       (67,421)      (124,329)      (928,620)       (710,685)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................        381,890        383,309        320,499        296,411      5,536,769       6,144,561
                                   =============  =============  =============  =============  =============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                        BHFTII WESTERN ASSET         DEUTSCHE II GOVERNMENT &
                                     MANAGEMENT U.S. GOVERNMENT          AGENCY SECURITIES          FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         281,647         346,447          17,308          20,500         240,861         237,912
Units issued and transferred
   from other funding options....          75,052          92,763             693             585           7,371          24,290
Units redeemed and transferred to
   other funding options.........       (135,926)       (157,563)           (363)         (3,777)        (33,882)        (21,341)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         220,773         281,647          17,638          17,308         214,350         240,861
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         FIDELITY VIP GROWTH             FTVIPT TEMPLETON          INVESCO V.I. INTERNATIONAL
                                            OPPORTUNITIES                   FOREIGN VIP                      GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........           7,041           7,249       1,247,219      1,344,591         230,766         248,546
Units issued and transferred
   from other funding options....               4              60          24,327         58,789          11,615          21,140
Units redeemed and transferred to
   other funding options.........           (152)           (268)       (129,894)      (156,161)        (31,681)        (38,920)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................           6,893           7,041       1,141,652      1,247,219         210,700         230,766
                                   ==============  ==============  ==============  =============  ==============  ==============


                                       PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION         PUTNAM VT EQUITY INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        246,210         276,491         566,101        568,417        695,231         784,971
Units issued and transferred
   from other funding options....         14,200          17,905          16,226         68,868         15,056           3,346
Units redeemed and transferred to
   other funding options.........       (42,376)        (48,186)        (51,409)       (71,184)      (123,386)        (93,086)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        218,034         246,210         530,918        566,101        586,901         695,231
                                   =============  ==============  ==============  =============  =============  ==============


                                                                   RUSSELL GLOBAL REAL ESTATE        RUSSELL INTERNATIONAL
                                    PUTNAM VT MULTI-CAP GROWTH             SECURITIES                  DEVELOPED MARKETS
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........         84,259          91,294          14,749         24,060        151,347         162,224
Units issued and transferred
   from other funding options....          1,790           2,514             360            934          4,147           7,762
Units redeemed and transferred to
   other funding options.........        (8,880)         (9,549)         (2,892)       (10,245)       (39,746)        (18,639)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................         77,169          84,259          12,217         14,749        115,748         151,347
                                   =============  ==============  ==============  =============  =============  ==============


                                        RUSSELL STRATEGIC BOND        RUSSELL U.S. SMALL CAP EQUITY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017              2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........          268,809          299,764           59,458          63,858
Units issued and transferred
   from other funding options....           12,250           15,699            1,119           3,206
Units redeemed and transferred to
   other funding options.........         (72,765)         (46,654)         (14,102)         (7,606)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................          208,294          268,809           46,475          59,458
                                   ===============  ===============  ===============  ==============



                                    RUSSELL U.S. STRATEGIC EQUITY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........         325,131          360,251
Units issued and transferred
   from other funding options....           1,779            8,527
Units redeemed and transferred to
   other funding options.........        (75,899)         (43,647)
                                   --------------  ---------------
Units end of year................         251,011          325,131
                                   ==============  ===============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Global          2017     1,966,417    47.03 - 59.65     114,161,057
     Growth Sub-Account          2016     2,325,225    36.46 - 45.71     103,643,942
                                 2015     2,439,297    36.93 - 45.77     108,934,361
                                 2014     2,751,181    35.19 - 43.13     115,995,281
                                 2013     2,956,878    35.06 - 42.47     122,929,858

  American Funds Global Small    2017       558,251    41.22 - 51.69      28,045,030
     Capitalization Sub-Account  2016       628,933    33.37 - 41.36      25,322,977
                                 2015       661,511    33.31 - 40.82      26,320,768
                                 2014       715,805    33.86 - 41.02      28,663,774
                                 2013       749,861    33.79 - 40.47      29,677,012

  American Funds Growth          2017       354,990  287.27 - 424.27     143,094,780
     Sub-Account                 2016       412,462  228.20 - 333.19     130,932,854
                                 2015       452,298  212.42 - 306.61     132,364,951
                                 2014       514,976  202.60 - 289.09     142,491,652
                                 2013       574,333  190.29 - 268.43     147,932,755

  BHFTI AB Global Dynamic        2017     2,098,786    13.28 - 14.54      30,016,919
     Allocation Sub-Account      2016     2,337,314    11.94 - 12.89      29,737,529
                                 2015     2,509,143    11.77 - 12.54      31,148,630
                                 2014     2,654,329    11.95 - 12.56      33,083,814
                                 2013     2,343,122    11.37 - 11.79      27,463,161

  BHFTI Allianz Global           2017       356,437      1.15 - 1.19         413,482
     Investors Dynamic           2016       368,903      1.01 - 1.04         376,122
     Multi-Asset Plus            2015       325,715      1.01 - 1.03         330,206
     Sub-Account                 2014       158,597      1.04 - 1.05         165,190
     (Commenced 4/28/2014)

  BHFTI American Funds           2017    15,647,937    14.43 - 15.82     240,479,236
     Balanced Allocation         2016    16,822,895    12.63 - 13.71     224,761,044
     Sub-Account                 2015    17,709,534    11.98 - 12.89     223,038,172
                                 2014    19,698,968    12.34 - 13.15     253,918,639
                                 2013    20,252,050    11.90 - 12.56     250,188,184

  BHFTI American Funds Growth    2017    17,173,034    15.03 - 16.64     277,986,780
     Allocation Sub-Account      2016    18,323,581    12.68 - 13.90     248,344,539
                                 2015    19,442,122    11.92 - 12.92     245,750,884
                                 2014    20,467,140    12.29 - 13.19     264,823,495
                                 2013    20,846,163    11.83 - 12.56     257,567,705

  BHFTI American Funds Growth    2017     1,803,557    17.79 - 19.69      34,515,126
     Sub-Account                 2016     2,028,328    14.24 - 15.60      30,849,664
                                 2015     2,207,865    13.36 - 14.48      31,283,615
                                 2014     2,298,588    12.84 - 13.78      31,030,886
                                 2013     2,337,771    12.15 - 12.90      29,652,918

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  American Funds Global          2017      0.63         0.75 - 1.90        29.00 - 30.49
     Growth Sub-Account          2016      0.91         0.75 - 1.90      (1.27) - (0.13)
                                 2015      0.98         0.75 - 1.90          4.92 - 6.14
                                 2014      1.15         0.75 - 1.90          0.39 - 1.55
                                 2013      1.23         0.75 - 1.90        26.75 - 28.21

  American Funds Global Small    2017      0.43         0.75 - 1.90        23.53 - 24.96
     Capitalization Sub-Account  2016      0.25         0.75 - 1.90          0.18 - 1.34
                                 2015        --         0.75 - 1.90      (1.62) - (0.48)
                                 2014      0.12         0.75 - 1.90          0.20 - 1.36
                                 2013      0.87         0.75 - 1.90        25.87 - 27.32

  American Funds Growth          2017      0.49         0.75 - 1.90        25.89 - 27.34
     Sub-Account                 2016      0.76         0.75 - 1.90          7.43 - 8.67
                                 2015      0.58         0.75 - 1.90          4.85 - 6.06
                                 2014      0.78         0.75 - 1.90          6.47 - 7.70
                                 2013      0.92         0.75 - 1.90        27.65 - 29.13

  BHFTI AB Global Dynamic        2017      1.47         0.75 - 2.10        11.26 - 12.77
     Allocation Sub-Account      2016      1.58         0.75 - 2.10          1.44 - 2.82
                                 2015      3.29         0.75 - 2.10      (1.51) - (0.17)
                                 2014      1.82         0.75 - 2.10          5.12 - 6.55
                                 2013      1.26         0.75 - 2.10         8.84 - 10.32

  BHFTI Allianz Global           2017      1.52         0.75 - 1.80        13.43 - 14.63
     Investors Dynamic           2016      0.05         0.75 - 1.80          0.18 - 1.23
     Multi-Asset Plus            2015      1.57         0.75 - 1.75      (2.70) - (1.72)
     Sub-Account                 2014      0.71         0.75 - 1.90          4.02 - 4.83
     (Commenced 4/28/2014)

  BHFTI American Funds           2017      1.47         1.30 - 2.25        14.26 - 15.35
     Balanced Allocation         2016      1.62         1.30 - 2.25          5.41 - 6.42
     Sub-Account                 2015      1.41         1.30 - 2.25      (2.91) - (1.99)
                                 2014      1.27         1.30 - 2.25          3.69 - 4.68
                                 2013      1.38         1.30 - 2.25        15.90 - 17.00

  BHFTI American Funds Growth    2017      1.25         1.30 - 2.35        18.54 - 19.78
     Allocation Sub-Account      2016      1.29         1.30 - 2.35          6.43 - 7.55
                                 2015      1.31         1.30 - 2.35      (3.06) - (2.04)
                                 2014      1.02         1.30 - 2.35          3.92 - 5.01
                                 2013      1.03         1.30 - 2.35        22.20 - 23.49

  BHFTI American Funds Growth    2017      0.40         1.30 - 2.35        24.94 - 26.25
     Sub-Account                 2016      0.29         1.30 - 2.35          6.57 - 7.69
                                 2015      0.85         1.30 - 2.35          4.02 - 5.12
                                 2014      0.55         1.30 - 2.35          5.67 - 6.79
                                 2013      0.44         1.30 - 2.35        26.77 - 28.11

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds           2017     7,726,991    13.65 - 14.89     111,985,572
     Moderate Allocation         2016     8,284,233    12.35 - 13.36     107,998,955
     Sub-Account                 2015     8,704,425    11.80 - 12.64     107,696,619
                                 2014     9,534,377    12.15 - 12.90     120,682,614
                                 2013     9,940,708    11.71 - 12.32     120,520,419

  BHFTI AQR Global Risk          2017       792,383    10.43 - 12.24       9,284,950
     Balanced Sub-Account        2016       917,246    10.34 - 11.23       9,918,414
                                 2015     1,002,811     9.70 - 10.38      10,103,496
                                 2014     1,180,403    10.96 - 11.57      13,331,418
                                 2013     1,320,863    10.78 - 11.21      14,540,600

  BHFTI BlackRock Global         2017     4,379,971    12.65 - 13.85      59,214,138
     Tactical Strategies         2016     4,759,942    11.37 - 12.31      57,468,349
     Sub-Account                 2015     5,126,239    11.10 - 11.88      59,888,787
                                 2014     5,433,425    11.36 - 11.98      64,277,237
                                 2013     5,138,582    10.96 - 11.40      58,089,937

  BHFTI BlackRock High Yield     2017       489,543    25.20 - 34.33      14,586,572
     Sub-Account                 2016       512,162    23.90 - 32.10      14,337,055
                                 2015       577,469    21.44 - 28.38      14,342,425
                                 2014       609,988    22.84 - 29.80      16,004,507
                                 2013       669,873    22.60 - 29.06      17,263,570

  BHFTI Brighthouse Asset        2017     8,128,487    17.43 - 22.52     164,891,503
     Allocation 100 Sub-Account  2016     9,231,635    14.38 - 18.46     154,829,188
                                 2015    10,516,473    13.38 - 17.07     164,241,529
                                 2014    11,741,945    13.85 - 17.55     190,098,691
                                 2013    13,877,565    13.36 - 16.82     217,076,586

  BHFTI Brighthouse Balanced     2017     8,777,727    14.12 - 15.72     135,770,059
     Plus Sub-Account            2016     9,440,519    12.22 - 13.38     124,545,194
                                 2015     9,868,677    11.54 - 12.44     121,397,195
                                 2014    10,108,081    12.39 - 13.07     130,987,679
                                 2013     9,766,619    11.55 - 12.01     116,669,137

  BHFTI Brighthouse Small Cap    2017     1,499,550    28.09 - 36.85      46,628,169
     Value Sub-Account           2016     1,703,914    25.74 - 33.37      48,205,759
                                 2015     1,932,375    20.08 - 25.72      42,344,849
                                 2014     2,229,469    21.73 - 27.52      52,562,409
                                 2013     2,514,889    21.87 - 27.37      59,255,307

  BHFTI Brighthouse/Aberdeen     2017     3,578,533    10.80 - 21.87      44,628,773
     Emerging Markets Equity     2016     3,939,504     8.62 - 17.24      38,793,731
     Sub-Account                 2015     4,322,870     7.91 - 15.64      38,672,360
                                 2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583

  BHFTI Brighthouse/Eaton        2017       285,317    11.09 - 12.02       3,316,226
     Vance Floating Rate         2016       302,346    10.95 - 11.74       3,446,358
     Sub-Account                 2015       325,945    10.26 - 10.89       3,469,835
                                 2014       375,721    10.59 - 11.12       4,103,881
                                 2013       442,672    10.76 - 11.18       4,880,212



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds           2017      1.76          1.30 - 2.20        10.51 - 11.51
     Moderate Allocation         2016      1.91          1.30 - 2.20          4.68 - 5.63
     Sub-Account                 2015      1.48          1.30 - 2.20      (2.89) - (2.01)
                                 2014      1.45          1.30 - 2.20          3.79 - 4.72
                                 2013      1.67          1.30 - 2.20        11.05 - 12.05

  BHFTI AQR Global Risk          2017      1.73          0.75 - 2.20          7.42 - 8.98
     Balanced Sub-Account        2016        --          0.75 - 2.20          6.59 - 8.15
                                 2015      5.65          0.75 - 2.20    (11.54) - (10.25)
                                 2014        --          0.75 - 2.20          1.73 - 3.22
                                 2013      2.19          0.75 - 2.20      (5.49) - (4.11)

  BHFTI BlackRock Global         2017      0.67          0.75 - 2.10        10.96 - 12.46
     Tactical Strategies         2016      1.46          0.75 - 2.15          2.21 - 3.65
     Sub-Account                 2015      1.55          0.75 - 2.20      (2.28) - (0.85)
                                 2014      1.09          0.75 - 2.20          3.61 - 5.12
                                 2013      1.30          0.75 - 2.20          7.91 - 9.48

  BHFTI BlackRock High Yield     2017      5.49          0.75 - 2.20          5.42 - 6.96
     Sub-Account                 2016      6.53          0.75 - 2.20        11.50 - 13.13
                                 2015      7.94          0.75 - 2.20      (6.14) - (4.76)
                                 2014      5.93          0.75 - 2.20          1.05 - 2.52
                                 2013      6.41          0.75 - 2.20          6.95 - 8.52

  BHFTI Brighthouse Asset        2017      1.23          0.75 - 2.35        20.09 - 22.02
     Allocation 100 Sub-Account  2016      2.27          0.75 - 2.35          6.45 - 8.16
                                 2015      1.30          0.75 - 2.35      (4.28) - (2.74)
                                 2014      0.73          0.75 - 2.35          2.65 - 4.30
                                 2013      0.76          0.75 - 2.35        26.50 - 28.54

  BHFTI Brighthouse Balanced     2017      1.54          0.75 - 2.35        15.59 - 17.45
     Plus Sub-Account            2016      2.85          0.75 - 2.35          5.85 - 7.56
                                 2015      2.11          0.75 - 2.35      (6.32) - (4.80)
                                 2014      1.75          0.75 - 2.20          7.26 - 8.83
                                 2013      1.17          0.75 - 2.20        11.87 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91          1.30 - 2.35         9.11 - 10.54
     Value Sub-Account           2016      1.07          1.30 - 2.35        28.21 - 29.86
                                 2015      0.10          1.30 - 2.35      (7.61) - (6.43)
                                 2014      0.05          1.30 - 2.35        (0.65) - 0.55
                                 2013      0.96          1.30 - 2.35        29.37 - 30.97

  BHFTI Brighthouse/Aberdeen     2017      1.10          0.75 - 2.35        25.36 - 27.37
     Emerging Markets Equity     2016      0.99          0.75 - 2.35         8.91 - 10.67
     Sub-Account                 2015      1.84          0.75 - 2.35    (15.82) - (14.46)
                                 2014      0.85          0.75 - 2.35      (8.69) - (7.22)
                                 2013      1.08          0.75 - 2.35      (7.19) - (5.69)

  BHFTI Brighthouse/Eaton        2017      3.73          1.30 - 2.35          1.28 - 2.34
     Vance Floating Rate         2016      3.98          1.30 - 2.35          6.73 - 7.86
     Sub-Account                 2015      3.55          1.30 - 2.35      (3.14) - (2.12)
                                 2014      3.36          1.30 - 2.35      (1.60) - (0.57)
                                 2013      3.46          1.30 - 2.35          1.42 - 2.50



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO           NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                      ------------  ---------------  -------------  -------------  ----------------  ---------------
  BHFTI Brighthouse/Franklin    2017     3,052,302     9.44 - 10.40     30,979,269      1.42         0.75 - 2.20       (0.87) - 0.58
     Low Duration Total Return  2016     2,993,090     9.52 - 10.34     30,300,971      2.95         0.75 - 2.20         0.89 - 2.36
     Sub-Account                2015     3,199,892     9.43 - 10.10     31,741,708      3.03         0.75 - 2.20     (2.79) - (1.36)
                                2014     3,042,569     9.70 - 10.24     30,718,840      2.11         0.75 - 2.20       (1.14) - 0.30
                                2013     2,753,599     9.82 - 10.21     27,817,040      1.37         0.75 - 2.20       (1.04) - 0.40

  BHFTI Brighthouse/Templeton   2017       360,230    12.04 - 13.19      4,678,664        --         0.75 - 1.80     (1.64) - (0.61)
     International Bond         2016       361,455    12.24 - 13.27      4,730,866        --         0.75 - 1.80       (0.92) - 0.12
     Sub-Account                2015       363,028    12.36 - 13.25      4,753,496      8.12         0.75 - 1.80     (5.87) - (4.88)
                                2014       375,394    13.13 - 13.93      5,173,631      4.55         0.75 - 1.80       (0.66) - 0.38
                                2013       406,707    13.21 - 13.88      5,578,711      1.99         0.75 - 1.80       (0.77) - 0.28

  BHFTI                         2017       400,456    18.34 - 23.03      8,998,929      0.87         0.75 - 1.90       19.56 - 20.93
     Brighthouse/Wellington     2016       421,113    15.34 - 19.04      7,818,355      2.21         0.75 - 1.90         6.15 - 7.38
     Large Cap Research         2015       440,038    14.45 - 17.73      7,612,595      0.73         0.75 - 1.90         2.45 - 3.63
     Sub-Account                2014       469,413    14.11 - 17.11      7,846,047      0.72         0.75 - 1.90       11.28 - 12.57
                                2013       529,861    12.68 - 15.20      7,879,461      1.19         0.75 - 1.90       31.65 - 33.17

  BHFTI Clarion Global Real     2017     1,568,111    17.69 - 29.86     31,612,221      3.48         0.75 - 2.25         8.29 - 9.92
     Estate Sub-Account         2016     1,688,991    16.34 - 27.28     31,167,299      2.10         0.75 - 2.25       (1.37) - 0.12
                                2015     1,794,608    16.56 - 27.35     33,355,379      3.85         0.75 - 2.25     (3.60) - (2.14)
                                2014     2,046,417    17.18 - 28.08     39,064,246      1.61         0.75 - 2.25       10.75 - 12.42
                                2013     2,239,020    15.36 - 25.05     38,352,561      6.92         0.75 - 2.35         1.14 - 2.77

  BHFTI ClearBridge             2017     5,163,312    14.16 - 24.08     87,171,564      0.74         0.75 - 2.35       15.67 - 17.53
     Aggressive Growth          2016     5,827,981    12.13 - 20.57     84,280,301      0.42         0.75 - 2.35         0.30 - 1.91
     Sub-Account                2015     6,631,372    11.98 - 20.25     94,887,012      0.23         0.75 - 2.35     (6.27) - (4.75)
                                2014     7,869,613    12.66 - 21.35    118,710,076      0.14         0.75 - 2.35       16.13 - 18.00
                                2013     7,836,411    10.80 - 18.18    101,728,824      0.25         0.75 - 2.35       42.22 - 44.51

  BHFTI Harris Oakmark          2017     2,145,220    28.88 - 33.69     67,387,589      1.62         1.30 - 2.35       27.41 - 28.75
     International Sub-Account  2016     2,406,649    22.67 - 26.17     59,096,362      2.13         1.30 - 2.35         5.67 - 6.78
                                2015     2,612,481    21.44 - 24.51     60,470,847      3.10         1.30 - 2.35     (6.74) - (5.76)
                                2014     2,546,821    22.97 - 26.00     63,128,946      2.40         1.30 - 2.35     (7.98) - (7.01)
                                2013     2,725,021    24.93 - 27.96     72,879,342      2.48         1.30 - 2.35       27.46 - 28.80

  BHFTI Invesco Balanced-Risk   2017    13,074,325      1.19 - 1.28     16,201,139      3.78         0.75 - 2.15         7.67 - 9.18
     Allocation Sub-Account     2016    13,924,976      1.10 - 1.18     15,907,275      0.15         0.75 - 2.20        9.29 - 10.88
                                2015    14,933,512      1.01 - 1.06     15,481,955      2.82         0.75 - 2.20     (6.29) - (4.92)
                                2014    16,687,571      1.07 - 1.12     18,299,573        --         0.75 - 2.20         3.28 - 4.79
                                2013    18,674,457      1.04 - 1.06     19,667,126        --         0.75 - 2.20       (0.36) - 1.10

  BHFTI Invesco Comstock        2017     5,381,438    18.60 - 22.79    117,901,387      2.25         0.75 - 2.35       15.29 - 17.14
     Sub-Account                2016     6,085,911    16.14 - 19.45    114,185,355      2.53         0.75 - 2.35       14.57 - 16.42
                                2015     6,794,241    14.08 - 16.71    109,742,916      2.86         0.75 - 2.35     (8.16) - (6.67)
                                2014     7,316,140    15.33 - 17.90    126,997,201      0.94         0.75 - 2.35         6.77 - 8.50
                                2013     8,126,377    14.36 - 16.50    130,402,734      1.08         0.75 - 2.35       32.25 - 34.38

  BHFTI Invesco Small Cap       2017     1,576,249    20.59 - 35.54     51,217,035        --         1.30 - 2.35       22.43 - 23.87
     Growth Sub-Account         2016     1,791,853    16.62 - 28.72     47,404,585        --         1.30 - 2.35        8.85 - 10.17
                                2015     2,013,774    15.09 - 26.11     48,601,568      0.01         1.30 - 2.35     (3.99) - (2.79)
                                2014     2,146,901    15.52 - 26.91     53,534,493        --         1.30 - 2.35         5.40 - 6.68
                                2013     2,535,916    14.55 - 25.27     59,587,334      0.24         1.30 - 2.35       36.92 - 38.58



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                                UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  BHFTI JPMorgan Core Bond           2017     1,387,089     10.38 - 11.38      15,316,767
     Sub-Account                     2016     1,192,318     10.27 - 11.16      12,983,344
                                     2015     1,289,783     10.28 - 11.06      13,976,305
                                     2014     1,276,456     10.46 - 11.15      13,974,606
                                     2013     1,182,573     10.18 - 10.75      12,506,234

  BHFTI JPMorgan Global              2017    11,548,791       1.35 - 1.46      16,459,301
     Active Allocation               2016    11,950,928       1.18 - 1.26      14,777,253
     Sub-Account                     2015    11,943,206       1.17 - 1.24      14,519,235
                                     2014    10,177,694       1.19 - 1.23      12,428,836
                                     2013     9,103,629       1.13 - 1.16      10,517,817

  BHFTI JPMorgan Small Cap           2017       369,732     22.39 - 25.90       9,403,867
     Value Sub-Account               2016       370,317     22.09 - 25.26       9,191,747
                                     2015       405,607     17.25 - 19.50       7,786,967
                                     2014       445,880     18.99 - 21.23       9,322,634
                                     2013       471,677     18.55 - 20.49       9,530,735

  BHFTI Loomis Sayles Global         2017       624,052     19.27 - 21.79      13,060,560
     Markets Sub-Account             2016       651,629     16.04 - 17.95      11,273,406
                                     2015       792,857     15.68 - 17.35      13,296,474
                                     2014       864,355     15.85 - 17.37      14,577,450
                                     2013       919,133     15.69 - 17.00      15,197,549

  BHFTI MetLife Multi-Index          2017     6,436,270      1.35 - 14.37      12,362,576
     Targeted Risk Sub-Account       2016     2,797,436      1.19 - 12.53       5,881,726
     (Commenced 11/12/2012           2015     3,142,871      1.16 - 12.10       5,960,197
     and began transactions          2014       632,711      1.20 - 12.34       1,705,989
     in 2013)                        2013       323,641      1.12 - 11.22         377,861

  BHFTI MFS Research                 2017     5,405,160     16.51 - 29.81     110,320,331
     International Sub-Account       2016     6,134,222     13.17 - 23.39      98,661,995
                                     2015     6,494,721     13.59 - 23.75     106,874,590
                                     2014     7,049,593     14.15 - 24.32     119,840,057
                                     2013     7,613,604     15.55 - 26.30     141,100,546

  BHFTI Morgan Stanley Mid           2017     2,510,513     20.10 - 25.03      58,318,150
     Cap Growth Sub-Account          2016     2,899,820     14.64 - 17.99      48,634,370
                                     2015     3,072,912     16.30 - 19.77      56,830,754
                                     2014     3,399,968     17.49 - 20.95      66,846,250
                                     2013     3,870,199     17.65 - 20.86      76,130,580

  BHFTI Oppenheimer Global           2017     2,006,511      1.62 - 39.81      47,850,909
     Equity Sub-Account              2016     2,375,953      1.20 - 29.34      41,464,839
                                     2015     2,485,407      1.21 - 29.49      44,037,305
                                     2014     2,653,328      1.18 - 28.59      47,270,650
                                     2013     2,701,413      1.16 - 28.20      51,152,278

  BHFTI PanAgora Global              2017       980,593       1.14 - 1.20       1,152,304
     Diversified Risk Sub-Account    2016     1,024,246       1.04 - 1.08       1,083,292
     (Commenced 4/28/2014)           2015        83,104       0.96 - 0.98          79,969
                                     2014        88,081       1.03 - 1.04          91,098



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI JPMorgan Core Bond           2017      2.40         1.30 - 2.25          1.02 - 1.98
     Sub-Account                     2016      2.70         1.30 - 2.25        (0.04) - 0.91
                                     2015      2.32         1.30 - 2.25      (1.75) - (0.81)
                                     2014      1.41         1.30 - 2.25          2.75 - 3.73
                                     2013      0.28         1.30 - 2.25      (4.95) - (4.05)

  BHFTI JPMorgan Global              2017      2.56         0.75 - 2.15        14.18 - 15.79
     Active Allocation               2016      2.12         0.75 - 2.15          0.71 - 2.13
     Sub-Account                     2015      2.72         0.75 - 2.15        (1.25) - 0.14
                                     2014      1.09         0.75 - 2.15          4.70 - 6.18
                                     2013      0.09         0.75 - 2.20         8.57 - 10.16

  BHFTI JPMorgan Small Cap           2017      1.17         0.75 - 1.90          1.37 - 2.54
     Value Sub-Account               2016      1.60         0.75 - 1.90        28.05 - 29.53
                                     2015      1.13         0.75 - 1.90      (9.18) - (8.12)
                                     2014      0.88         0.75 - 1.90          2.41 - 3.59
                                     2013      0.49         0.75 - 1.90        30.40 - 31.91

  BHFTI Loomis Sayles Global         2017      1.35         1.30 - 2.35        20.12 - 21.39
     Markets Sub-Account             2016      1.77         1.30 - 2.35          2.34 - 3.42
                                     2015      1.57         1.30 - 2.35      (1.12) - (0.08)
                                     2014      2.02         1.30 - 2.35          1.06 - 2.13
                                     2013      2.37         1.30 - 2.35        14.41 - 15.62

  BHFTI MetLife Multi-Index          2017      1.71         0.75 - 2.20        13.04 - 14.68
     Targeted Risk Sub-Account       2016      1.20         0.75 - 2.20          2.09 - 3.58
     (Commenced 11/12/2012           2015      1.20         0.75 - 2.10      (3.26) - (1.95)
     and began transactions          2014        --         0.75 - 2.10          6.99 - 8.44
     in 2013)                        2013      0.40         0.75 - 1.95         4.18 - 12.10

  BHFTI MFS Research                 2017      1.79         0.75 - 2.25        25.31 - 27.42
     International Sub-Account       2016      2.05         0.75 - 2.25      (3.08) - (1.51)
                                     2015      2.77         0.75 - 2.25      (3.96) - (2.33)
                                     2014      2.28         0.75 - 2.25      (9.02) - (7.52)
                                     2013      2.60         0.75 - 2.35        16.49 - 18.57

  BHFTI Morgan Stanley Mid           2017      0.16         0.75 - 1.90        37.29 - 39.17
     Cap Growth Sub-Account          2016        --         0.75 - 1.90     (10.18) - (9.05)
                                     2015        --         0.75 - 1.90      (6.81) - (5.59)
                                     2014      0.01         0.75 - 1.90        (0.89) - 0.43
                                     2013      0.65         0.75 - 1.90        36.41 - 38.12

  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.90        34.17 - 35.72
     Equity Sub-Account              2016      0.92         0.75 - 1.90      (1.66) - (0.52)
                                     2015      0.94         0.75 - 1.90          1.98 - 3.29
                                     2014      0.83         0.75 - 1.90          0.22 - 1.54
                                     2013      1.02         0.75 - 1.90        15.71 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.15        10.21 - 11.76
     Diversified Risk Sub-Account    2016      4.77         0.75 - 2.15         8.76 - 10.29
     (Commenced 4/28/2014)           2015      0.51         0.75 - 1.70      (7.07) - (6.18)
                                     2014      0.42         0.75 - 1.70          3.37 - 4.04



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI PIMCO Inflation          2017     5,338,606    12.95 - 16.37      81,095,258
     Protected Bond Sub-Account  2016     5,428,636    12.81 - 15.94      80,538,491
                                 2015     5,839,782    12.49 - 15.30      83,573,880
                                 2014     6,336,733    13.20 - 15.91      94,603,086
                                 2013     7,016,914    13.13 - 15.58     102,943,846

  BHFTI PIMCO Total Return       2017    20,037,478    15.96 - 21.02     382,857,957
     Sub-Account                 2016    20,696,610    15.62 - 20.23     382,284,408
                                 2015    22,440,680    15.57 - 19.84     408,353,492
                                 2014    24,952,895    15.92 - 19.95     459,097,636
                                 2013    28,505,547    15.63 - 19.26     508,804,270

  BHFTI Pyramis Government       2017       491,590    10.37 - 11.42       5,512,386
     Income Sub-Account          2016       523,252    10.33 - 11.21       5,762,899
                                 2015       467,757    10.42 - 11.15       5,156,568
                                 2014       451,201    10.71 - 11.19       5,010,596
                                 2013       438,370    10.11 - 10.48       4,570,971

  BHFTI Schroders Global         2017       417,896    12.80 - 13.70       5,579,598
     Multi-Asset II Sub-Account  2016       631,373    11.23 - 11.85       7,288,771
     (Commenced 4/29/2013)       2015       693,897    10.98 - 11.42       7,766,896
                                 2014       515,673    11.36 - 11.65       5,915,908
                                 2013       331,304    10.69 - 10.80       3,558,035

  BHFTI Schroders Global         2017     5,547,511      1.35 - 1.47       7,863,375
     Multi-Asset Sub-Account     2016     5,999,349      1.21 - 1.29       7,548,570
                                 2015     6,949,271      1.17 - 1.23       8,392,160
                                 2014     7,987,625      1.21 - 1.25       9,869,799
                                 2013     8,352,078      1.14 - 1.17       9,704,669

  BHFTI SSGA Growth and          2017     7,942,940    15.72 - 18.78     141,674,574
     Income ETF Sub-Account      2016     8,781,559    13.87 - 16.33     136,702,524
                                 2015     9,555,148    13.41 - 15.56     142,277,778
                                 2014    10,537,079    13.98 - 15.99     161,695,055
                                 2013    11,486,433    13.50 - 15.22     168,487,815

  BHFTI SSGA Growth ETF          2017     2,709,188    16.20 - 19.35      48,040,197
     Sub-Account                 2016     3,010,392    13.84 - 16.29      45,313,708
                                 2015     3,298,669    13.24 - 15.36      47,115,565
                                 2014     3,836,551    13.85 - 15.84      56,855,881
                                 2013     4,117,987    13.44 - 15.14      58,808,947

  BHFTI T. Rowe Price Large      2017     5,396,442   32.00 - 121.01     551,711,580
     Cap Value Sub-Account       2016     6,154,931   27.52 - 104.07     544,732,180
                                 2015     6,924,886    23.89 - 90.32     535,758,843
                                 2014     7,848,070    24.91 - 94.21     637,621,963
                                 2013     9,112,590    22.13 - 83.67     661,694,916

  BHFTI T. Rowe Price Mid Cap    2017     3,555,842    20.12 - 25.21      80,121,936
     Growth Sub-Account          2016     3,917,608    16.49 - 20.38      71,915,683
                                 2015     4,314,401    15.88 - 19.35      75,659,023
                                 2014     4,901,860    15.22 - 18.30      81,905,190
                                 2013     5,748,937    13.81 - 16.36      86,470,627



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI PIMCO Inflation          2017      1.56         0.75 - 2.35          1.07 - 2.70
     Protected Bond Sub-Account  2016        --         0.75 - 2.35          2.55 - 4.20
                                 2015      4.93         0.75 - 2.35      (5.36) - (3.83)
                                 2014      1.54         0.75 - 2.35          0.50 - 2.12
                                 2013      2.16         0.75 - 2.35     (11.38) - (9.95)

  BHFTI PIMCO Total Return       2017      1.76         0.75 - 2.35          2.08 - 3.89
     Sub-Account                 2016      2.57         0.75 - 2.35          0.23 - 1.98
                                 2015      5.31         0.75 - 2.35      (2.32) - (0.57)
                                 2014      2.36         0.75 - 2.35          1.77 - 3.61
                                 2013      4.27         0.75 - 2.35      (4.19) - (2.55)

  BHFTI Pyramis Government       2017      2.17         0.75 - 2.20          0.37 - 1.84
     Income Sub-Account          2016      2.00         0.75 - 2.20        (0.89) - 0.56
                                 2015      2.21         0.75 - 2.20      (1.76) - (0.32)
                                 2014      2.52         0.75 - 1.95          5.48 - 6.75
                                 2013      1.54         0.75 - 2.10      (6.50) - (5.23)

  BHFTI Schroders Global         2017      0.93         0.75 - 2.20        13.94 - 15.60
     Multi-Asset II Sub-Account  2016      0.74         0.75 - 2.20          2.29 - 3.78
     (Commenced 4/29/2013)       2015      0.75         0.75 - 2.20      (3.40) - (1.99)
                                 2014        --         0.75 - 2.20          6.28 - 7.83
                                 2013      1.43         0.75 - 2.20          4.69 - 5.72

  BHFTI Schroders Global         2017      0.80         0.75 - 2.20        11.82 - 13.44
     Multi-Asset Sub-Account     2016      1.42         0.75 - 2.20          3.35 - 4.86
                                 2015      1.03         0.75 - 2.20      (3.04) - (1.62)
                                 2014      1.29         0.75 - 2.20          5.39 - 6.93
                                 2013      0.01         0.75 - 2.20          7.72 - 9.29

  BHFTI SSGA Growth and          2017      2.42         0.75 - 2.20        13.35 - 15.00
     Income ETF Sub-Account      2016      2.36         0.75 - 2.20          3.48 - 4.99
                                 2015      2.30         0.75 - 2.20      (4.10) - (2.70)
                                 2014      2.26         0.75 - 2.20          3.51 - 5.02
                                 2013      2.51         0.75 - 2.20        10.47 - 12.09

  BHFTI SSGA Growth ETF          2017      2.11         0.75 - 2.20        17.04 - 18.74
     Sub-Account                 2016      2.16         0.75 - 2.20          4.55 - 6.08
                                 2015      2.01         0.75 - 2.20      (4.44) - (3.04)
                                 2014      1.88         0.75 - 2.20          3.09 - 4.59
                                 2013      2.05         0.75 - 2.20        15.50 - 17.19

  BHFTI T. Rowe Price Large      2017      2.09         0.75 - 2.35        14.24 - 16.28
     Cap Value Sub-Account       2016      2.87         0.75 - 2.35        13.25 - 15.22
                                 2015      1.59         0.75 - 2.35      (5.83) - (4.13)
                                 2014      1.42         0.75 - 2.35        10.65 - 12.60
                                 2013      1.63         0.75 - 2.35        30.67 - 32.96

  BHFTI T. Rowe Price Mid Cap    2017        --         0.85 - 2.35        21.85 - 23.69
     Growth Sub-Account          2016        --         0.85 - 2.35          3.75 - 5.32
                                 2015        --         0.85 - 2.35          4.20 - 5.77
                                 2014        --         0.85 - 2.35        10.16 - 11.82
                                 2013      0.23         0.85 - 2.35        33.41 - 35.42



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTI Victory Sycamore Mid    2017     3,671,304    35.86 - 48.18    162,408,333
     Cap Value Sub-Account      2016     4,094,702    33.48 - 44.34    167,288,439
                                2015     4,441,107    29.63 - 38.68    159,124,999
                                2014     4,980,428    33.28 - 42.81    198,152,216
                                2013     5,724,070    31.03 - 39.34    210,304,023

  BHFTI Wells Capital           2017       625,533    23.42 - 27.03     15,947,251
     Management Mid Cap Value   2016       680,872    21.64 - 24.72     15,941,919
     Sub-Account                2015       722,802    19.57 - 22.12     15,223,734
                                2014       808,735    22.05 - 24.66     19,070,600
                                2013       926,551    19.93 - 22.07     19,638,139

  BHFTII Baillie Gifford        2017     1,019,937    11.61 - 21.32     16,546,578
     International Stock        2016     1,223,325     8.81 - 15.94     14,917,094
     Sub-Account                2015     1,337,151     8.59 - 15.30     15,812,446
                                2014     1,494,334     8.99 - 15.78     18,395,360
                                2013     1,512,891     9.52 - 16.46     19,482,882

  BHFTII BlackRock Bond         2017     1,331,858    52.18 - 77.47     96,014,059
     Income Sub-Account         2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734
                                2014     1,410,212    51.53 - 73.91     97,653,432
                                2013     1,437,795    49.17 - 69.72     93,928,276

  BHFTII BlackRock Capital      2017     1,282,351     2.64 - 75.17     11,555,941
     Appreciation Sub-Account   2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029
                                2014     1,975,533     1.93 - 53.96     10,873,841
                                2013     2,475,614     1.80 - 49.93     11,748,732

  BHFTII BlackRock              2017     5,800,845     8.40 - 10.78     54,680,002
     Ultra-Short Term Bond      2016     6,971,036     8.54 - 10.80     66,180,659
     Sub-Account                2015     7,501,150     8.73 - 10.87     72,197,981
                                2014     8,144,077     8.92 - 10.95     79,776,703
                                2013     9,792,353     9.13 - 11.03     97,827,704

  BHFTII Brighthouse Asset      2017     1,167,711    13.76 - 16.53     17,869,495
     Allocation 20 Sub-Account  2016       967,598    13.15 - 15.58     13,943,996
     (Commenced 4/28/2014)      2015       717,455    12.86 - 15.02      9,970,866
                                2014       459,058    13.22 - 15.22      6,509,122

  BHFTII Brighthouse Asset      2017    61,035,350    14.53 - 17.94  1,025,469,677
     Allocation 40 Sub-Account  2016    68,430,242    13.44 - 16.33  1,052,085,077
     (Commenced 4/28/2014)      2015    75,171,316    12.97 - 15.51  1,102,776,836
                                2014    84,501,252    13.43 - 15.80  1,268,860,895

  BHFTII Brighthouse Asset      2017   128,955,524    15.88 - 20.11  2,422,932,121
     Allocation 60 Sub-Account  2016   141,782,418    14.04 - 17.66  2,346,890,764
     (Commenced 4/28/2014)      2015   155,063,013    13.29 - 16.61  2,423,700,431
                                2014   168,298,033    13.65 - 16.95  2,696,470,979

  BHFTII Brighthouse Asset      2017    84,293,005    16.77 - 21.77  1,624,574,554
     Allocation 80 Sub-Account  2016    94,037,132    14.27 - 18.40  1,542,949,172
     (Commenced 4/28/2014)      2015   102,900,180    13.38 - 17.15  1,583,646,939
                                2014   113,396,391    13.81 - 17.57  1,801,099,928

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Victory Sycamore Mid    2017      0.95         0.75 - 2.20           7.10 - 8.85
     Cap Value Sub-Account      2016      0.67         0.75 - 2.20         12.99 - 14.80
                                2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52

  BHFTI Wells Capital           2017      1.06         1.30 - 2.35           8.22 - 9.36
     Management Mid Cap Value   2016      0.84         1.30 - 2.35         10.55 - 11.72
     Sub-Account                2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                                2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94

  BHFTII Baillie Gifford        2017      1.00         0.85 - 2.35         31.77 - 33.75
     International Stock        2016      1.40         0.85 - 2.35           2.61 - 4.16
     Sub-Account                2015      1.45         0.85 - 2.35       (4.44) - (3.00)
                                2014      1.24         0.85 - 2.35       (5.59) - (4.16)
                                2013      0.52         0.85 - 2.35          9.60 - 14.16

  BHFTII BlackRock Bond         2017      2.93         0.75 - 1.90           1.90 - 3.07
     Income Sub-Account         2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                2014      3.26         0.75 - 1.90           4.80 - 6.01
                                2013      3.75         0.75 - 1.90       (2.87) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.42 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48
                                2014      0.06         0.75 - 1.90           6.85 - 8.08
                                2013      0.84         0.75 - 1.90         31.69 - 33.22

  BHFTII BlackRock              2017      0.09         0.75 - 2.35       (1.70) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 2.35       (2.21) - (0.50)
     Sub-Account                2015        --         0.75 - 2.35       (2.32) - (0.75)
                                2014        --         0.75 - 2.35       (2.32) - (0.75)
                                2013        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2017      2.10         0.75 - 2.20           4.61 - 6.14
     Allocation 20 Sub-Account  2016      3.56         0.75 - 2.20           2.26 - 3.75
     (Commenced 4/28/2014)      2015      2.27         0.75 - 2.20       (2.75) - (1.33)
                                2014        --         0.75 - 2.20           1.43 - 2.43

  BHFTII Brighthouse Asset      2017      1.97         0.75 - 2.35           8.08 - 9.82
     Allocation 40 Sub-Account  2016      3.55         0.75 - 2.35           3.62 - 5.29
     (Commenced 4/28/2014)      2015      0.27         0.75 - 2.35       (3.37) - (1.81)
                                2014        --         0.75 - 2.35           2.14 - 3.25

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.35         12.07 - 13.88
     Allocation 60 Sub-Account  2016      3.15         0.75 - 2.35           4.62 - 6.30
     (Commenced 4/28/2014)      2015      0.54         0.75 - 2.35       (3.56) - (2.01)
                                2014        --         0.75 - 2.35           2.91 - 4.03

  BHFTII Brighthouse Asset      2017      1.54         0.75 - 2.35         16.40 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 2.35           5.63 - 7.33
     (Commenced 4/28/2014)      2015      0.33         0.75 - 2.35       (3.98) - (2.43)
                                2014        --         0.75 - 2.35           3.51 - 4.63

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII Brighthouse/Artisan      2017     1,397,872    22.49 - 26.25     34,392,233
     Mid Cap Value Sub-Account    2016     1,583,111    20.44 - 23.63     35,205,969
                                  2015     1,752,245    17.04 - 19.51     32,306,647
                                  2014     1,977,751    19.30 - 21.88     41,046,463
                                  2013     2,247,174    19.41 - 21.81     46,665,594

  BHFTII                          2017       180,443    24.94 - 28.48      4,826,011
     Brighthouse/Dimensional      2016       221,680    19.54 - 22.00      4,598,162
     International Small Company  2015       190,177    18.87 - 20.94      3,794,658
     Sub-Account                  2014       177,587    18.24 - 19.95      3,407,349
                                  2013       180,142    19.99 - 21.54      3,758,039

  BHFTII                          2017     8,065,026    21.05 - 75.85    265,876,710
     Brighthouse/Wellington       2016     9,007,829    18.10 - 64.18    254,395,534
     Core Equity Opportunities    2015     8,189,551    17.28 - 58.38    186,920,427
     Sub-Account                  2014     9,536,001    17.28 - 57.51    215,500,540
                                  2013    11,167,683    16.00 - 52.46    231,721,832

  BHFTII Frontier Mid Cap         2017       334,543    22.53 - 25.66      8,126,910
     Growth Sub-Account           2016       404,243    18.44 - 20.80      7,999,144
     (Commenced 4/29/2013)        2015       451,098    17.73 - 20.04      8,635,312
                                  2014       512,550    17.69 - 19.79      9,719,764
                                  2013       595,060    16.33 - 18.08     10,360,655

  BHFTII Jennison Growth          2017     5,851,692    12.22 - 36.04    132,795,952
     Sub-Account                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658
                                  2014     8,732,588     8.41 - 24.45    137,871,330
                                  2013    10,101,961     7.84 - 22.67    148,420,105

  BHFTII Loomis Sayles Small      2017       663,494    20.78 - 25.17     15,636,930
     Cap Growth Sub-Account       2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169
                                  2014       920,263    16.14 - 18.89     16,437,900
                                  2013     1,040,645    16.30 - 18.86     18,599,238

  BHFTII MetLife Aggregate        2017       380,179     1.82 - 19.12      6,496,838
     Bond Index Sub-Account       2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608
                                  2014       288,515     1.79 - 18.62      4,852,862
                                  2013       216,740     1.71 - 17.79      3,330,462

  BHFTII MetLife Mid Cap          2017       235,340    29.57 - 35.53      7,765,776
     Stock Index Sub-Account      2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895
                                  2014       215,497    23.48 - 27.35      5,502,778
                                  2013       181,460    22.01 - 25.37      4,308,813

  BHFTII MetLife MSCI EAFE        2017       196,043    14.29 - 16.98      3,143,926
     Index Sub-Account            2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806
                                  2014       186,586    12.30 - 14.23      2,553,009
                                  2013       133,676    13.53 - 15.39      1,975,130


                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse/Artisan      2017      0.49         1.30 - 2.35          9.93 - 11.09
     Mid Cap Value Sub-Account    2016      0.86         1.30 - 2.35         19.80 - 21.07
                                  2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                  2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75

  BHFTII                          2017      1.99         0.75 - 2.20         27.62 - 29.47
     Brighthouse/Dimensional      2016      1.86         0.75 - 2.20           3.52 - 5.04
     International Small Company  2015      1.66         0.75 - 2.20           3.45 - 4.96
     Sub-Account                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
                                  2013      1.43         0.75 - 2.20         24.83 - 26.65

  BHFTII                          2017      1.45         0.75 - 2.35         16.17 - 18.18
     Brighthouse/Wellington       2016      1.67         0.75 - 2.35           0.66 - 6.44
     Core Equity Opportunities    2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Sub-Account                  2014      0.57         0.75 - 2.35           7.88 - 9.62
                                  2013      1.27         0.75 - 2.35         30.43 - 32.53

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.25         22.16 - 23.33
     Growth Sub-Account           2016        --         1.30 - 2.25           2.82 - 3.80
     (Commenced 4/29/2013)        2015        --         1.30 - 2.35           0.22 - 1.28
                                  2014        --         1.30 - 2.35           8.30 - 9.44
                                  2013        --         1.30 - 2.35         19.21 - 20.07

  BHFTII Jennison Growth          2017      0.10         0.75 - 2.35         33.82 - 35.97
     Sub-Account                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71

  BHFTII Loomis Sayles Small      2017        --         0.75 - 1.90         24.31 - 25.74
     Cap Growth Sub-Account       2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27

  BHFTII MetLife Aggregate        2017      2.74         0.75 - 2.20           0.70 - 2.17
     Bond Index Sub-Account       2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)
                                  2014      2.64         0.75 - 2.20           3.17 - 4.67
                                  2013      3.04         0.75 - 2.20       (4.69) - (3.74)

  BHFTII MetLife Mid Cap          2017      1.20         1.30 - 2.35         12.93 - 14.11
     Stock Index Sub-Account      2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)
                                  2014      0.77         1.30 - 2.35           6.68 - 7.80
                                  2013      0.93         1.30 - 2.35         29.67 - 31.04

  BHFTII MetLife MSCI EAFE        2017      2.40         1.30 - 2.20         21.84 - 22.94
     Index Sub-Account            2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)
                                  2014      2.04         1.30 - 2.20       (8.37) - (7.54)
                                  2013      2.44         1.30 - 2.15         18.85 - 19.87


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Russell 2000   2017       201,681    28.94 - 34.38      6,488,648
     Index Sub-Account          2016       184,537    25.88 - 30.47      5,270,961
                                2015       190,582    21.88 - 25.53      4,560,702
                                2014       206,428    23.42 - 27.09      5,229,295
                                2013       205,392    22.86 - 26.21      5,051,812

  BHFTII MetLife Stock Index    2017     2,193,082    19.83 - 26.14     54,193,877
     Sub-Account                2016     2,342,862    16.54 - 21.84     48,567,319
                                2015     2,202,886    15.02 - 19.86     41,518,624
                                2014     2,387,218    15.06 - 19.94     45,315,772
                                2013     2,514,826    13.47 - 17.86     42,940,270

  BHFTII MFS Total Return       2017     1,706,359    19.36 - 87.54     89,218,290
     Sub-Account                2016     1,883,922    17.58 - 78.63     88,274,296
                                2015     2,072,502    16.43 - 72.73     89,837,469
                                2014     2,313,121    16.79 - 73.57    102,015,958
                                2013     2,545,086    15.78 - 68.40    106,290,336

  BHFTII MFS Value              2017     5,592,115    16.28 - 35.02    187,397,059
     Sub-Account                2016     6,204,163    14.16 - 30.00    178,751,424
                                2015     6,742,392    12.69 - 26.49    172,254,488
                                2014     7,443,156    13.03 - 26.79    192,672,878
                                2013     8,446,113    12.05 - 24.41    199,810,139

  BHFTII Neuberger Berman       2017     1,442,099    23.20 - 36.34     43,407,734
     Genesis Sub-Account        2016     1,622,186    20.57 - 31.70     42,776,681
                                2015     1,787,234    17.77 - 26.98     40,330,154
                                2014     2,001,920     1.25 - 27.08     45,538,005
                                2013     2,231,279     1.26 - 27.36     51,389,551

  BHFTII T. Rowe Price Large    2017     2,387,060    12.09 - 39.35     69,682,941
     Cap Growth Sub-Account     2016     2,648,316     9.27 - 29.64     59,328,183
                                2015     2,826,823     9.33 - 29.38     63,119,491
                                2014     3,204,113     8.64 - 26.75     66,005,148
                                2013     3,562,045     8.12 - 24.73     69,174,300

  BHFTII T. Rowe Price Small    2017       381,890    37.48 - 48.83     15,938,394
     Cap Growth Sub-Account     2016       383,309    31.18 - 40.08     13,279,921
                                2015       354,053    28.50 - 36.17     11,167,946
                                2014       375,563    28.35 - 35.52     11,725,054
                                2013       429,823    27.09 - 33.51     12,760,475

  BHFTII VanEck Global          2017       320,499    11.90 - 13.35      4,194,269
     Natural Resources          2016       296,411    12.23 - 13.55      3,944,489
     Sub-Account                2015       369,982      8.56 - 9.50      3,455,455
                                2014       301,045    13.01 - 14.23      4,214,021
                                2013       268,347    16.38 - 17.66      4,673,270

  BHFTII Western Asset          2017     5,536,769    26.57 - 40.67    188,961,655
     Management Strategic Bond  2016     6,144,561    25.20 - 37.86    196,877,487
     Opportunities Sub-Account  2015       242,504    26.20 - 30.62      6,971,544
                                2014       247,927    27.25 - 31.59      7,431,708
                                2013       231,415    26.38 - 30.38      6,673,488



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Russell 2000   2017      1.18         1.30 - 2.20         11.82 - 12.83
     Index Sub-Account          2016      1.08         1.30 - 2.20         18.29 - 19.36
                                2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                2014      0.95         1.30 - 2.20           2.45 - 3.38
                                2013      1.02         1.30 - 2.20         35.12 - 36.34

  BHFTII MetLife Stock Index    2017      1.58         1.30 - 2.20         18.60 - 19.85
     Sub-Account                2016      1.80         1.30 - 2.20          8.96 - 10.12
                                2015      1.56         1.30 - 2.20       (1.28) - (0.24)
                                2014      1.51         1.30 - 2.20         10.64 - 11.79
                                2013      1.66         1.30 - 2.20         28.83 - 30.18

  BHFTII MFS Total Return       2017      2.32         0.75 - 1.90         10.06 - 11.33
     Sub-Account                2016      2.70         0.75 - 1.90           6.87 - 8.11
                                2015      2.40         0.75 - 1.90       (2.27) - (1.14)
                                2014      2.21         0.75 - 1.90           6.32 - 7.55
                                2013      2.42         0.75 - 1.90         16.47 - 17.81

  BHFTII MFS Value              2017      1.83         0.75 - 2.35         14.86 - 16.71
     Sub-Account                2016      2.02         0.75 - 2.35         11.45 - 13.24
                                2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25           8.10 - 9.74
                                2013      0.65         0.75 - 2.25         17.10 - 34.37

  BHFTII Neuberger Berman       2017      0.24         0.75 - 2.35         12.81 - 14.77
     Genesis Sub-Account        2016      0.28         0.75 - 2.35         15.64 - 17.68
                                2015      0.23         0.75 - 2.35       (1.95) - (0.27)
                                2014      0.26         0.75 - 2.35       (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35         24.94 - 37.16

  BHFTII T. Rowe Price Large    2017      0.11         0.85 - 2.35         30.39 - 32.73
     Cap Growth Sub-Account     2016      0.01         0.85 - 2.35         (0.83) - 0.90
                                2015      0.02         0.85 - 2.35           7.95 - 9.84
                                2014      0.01         0.85 - 2.35           6.30 - 8.16
                                2013      0.10         0.85 - 2.35         26.10 - 37.98

  BHFTII T. Rowe Price Small    2017      0.14         0.85 - 1.90         20.24 - 21.85
     Cap Growth Sub-Account     2016      0.12         0.85 - 1.90          9.38 - 10.80
                                2015      0.05         0.85 - 1.90           0.54 - 1.84
                                2014      0.01         0.85 - 1.90           4.64 - 6.00
                                2013      0.22         0.85 - 1.90         41.46 - 43.33

  BHFTII VanEck Global          2017        --         0.75 - 2.00       (2.70) - (1.48)
     Natural Resources          2016      0.58         0.75 - 2.00         40.89 - 42.67
     Sub-Account                2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                2013      0.63         0.75 - 2.20           8.34 - 9.93

  BHFTII Western Asset          2017      3.76         0.75 - 2.35           5.43 - 7.42
     Management Strategic Bond  2016      2.23         0.75 - 2.35           3.36 - 7.49
     Opportunities Sub-Account  2015      4.73         1.30 - 1.90       (3.85) - (3.08)
                                2014      5.28         1.30 - 1.90           3.31 - 4.00
                                2013      4.87         1.30 - 1.90       (1.07) - (0.31)



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Western Asset           2017       220,773    14.87 - 18.31       3,716,077
     Management U.S. Government  2016       281,647    14.94 - 18.25       4,704,631
     Sub-Account                 2015       346,447    15.12 - 18.30       5,873,926
                                 2014       363,586    15.41 - 18.48       6,249,863
                                 2013       448,156    15.36 - 18.26       7,630,915

  Deutsche II Government &       2017        17,638    16.67 - 17.83         313,252
     Agency Securities           2016        17,308    16.70 - 17.78         306,704
     Sub-Account                 2015        20,500    16.80 - 17.82         363,287
                                 2014        22,588    17.11 - 18.08         406,056
                                 2013        27,802    16.55 - 17.41         482,012

  Fidelity VIP Equity-Income     2017       214,350   22.66 - 102.29       5,799,280
     Sub-Account                 2016       240,861    20.48 - 91.99       5,954,992
                                 2015       237,912    17.72 - 79.17       5,093,334
                                 2014       281,896    18.84 - 83.76       6,294,477
                                 2013       284,993    17.68 - 78.22       6,033,100

  Fidelity VIP Growth            2017         6,893    22.45 - 22.58         154,749
     Opportunities Sub-Account   2016         7,041    16.93 - 17.02         119,170
                                 2015         7,249    17.11 - 17.20         124,010
                                 2014         8,443    16.43 - 16.52         138,688
                                 2013         8,546    14.85 - 14.93         126,880

  FTVIPT Templeton Foreign       2017     1,141,652    15.72 - 41.12      21,326,773
     VIP Sub-Account             2016     1,247,219    13.71 - 35.70      20,418,848
                                 2015     1,344,591    13.03 - 33.74      20,859,605
                                 2014     1,411,437    14.19 - 36.56      23,774,489
                                 2013     1,554,373    16.25 - 41.67      30,101,114

  Invesco V.I. International     2017       210,700    17.09 - 36.16       5,482,419
     Growth Sub-Account          2016       230,766    14.02 - 29.85       4,956,521
                                 2015       248,546    14.20 - 30.45       5,437,676
                                 2014       263,969    14.66 - 31.68       5,988,396
                                 2013       283,154    14.74 - 32.07       6,558,263

  PIMCO VIT High Yield           2017       218,034    21.35 - 24.03       5,032,186
     Sub-Account                 2016       246,210    20.41 - 22.83       5,415,580
                                 2015       276,491    18.50 - 20.57       5,486,232
                                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876

  PIMCO VIT Low Duration         2017       530,918    13.74 - 15.39       7,755,436
     Sub-Account                 2016       566,101    13.82 - 15.39       8,295,577
                                 2015       568,417    13.89 - 15.37       8,388,727
                                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726

  Putnam VT Equity Income        2017       586,901    31.17 - 36.91      20,735,893
     Sub-Account                 2016       695,231    26.75 - 31.31      20,896,054
                                 2015       784,971    23.99 - 27.75      20,986,060
                                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Western Asset           2017      2.39         1.30 - 2.20         (0.53) - 0.37
     Management U.S. Government  2016      2.41         1.30 - 2.20       (1.18) - (0.28)
     Sub-Account                 2015      2.02         1.30 - 2.20       (1.88) - (0.99)
                                 2014      1.73         1.30 - 2.20           0.32 - 1.23
                                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)

  Deutsche II Government &       2017      2.52         1.40 - 1.80         (0.14) - 0.26
     Agency Securities           2016      3.06         1.40 - 1.80       (0.65) - (0.25)
     Sub-Account                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)
                                 2014      2.34         1.40 - 1.80           3.42 - 3.83
                                 2013      3.03         1.40 - 1.80       (4.77) - (4.39)

  Fidelity VIP Equity-Income     2017      1.45         1.30 - 1.90         10.54 - 11.33
     Sub-Account                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)
                                 2014      2.71         1.30 - 1.90           6.44 - 7.21
                                 2013      2.29         1.30 - 1.90         25.42 - 26.37

  Fidelity VIP Growth            2017      0.31                1.40                 32.65
     Opportunities Sub-Account   2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14
                                 2014      0.23                1.40                 10.64
                                 2013      0.29                1.40                 35.98

  FTVIPT Templeton Foreign       2017      2.62         0.85 - 1.90         14.50 - 16.03
     VIP Sub-Account             2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)
                                 2014      1.91         0.85 - 1.90     (12.81) - (11.64)
                                 2013      2.41         0.85 - 1.90         20.66 - 22.23

  Invesco V.I. International     2017      1.29         0.85 - 1.90         20.42 - 21.96
     Growth Sub-Account          2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)
                                 2014      1.41         0.85 - 1.90       (1.79) - (0.52)
                                 2013      1.09         0.85 - 1.90         16.48 - 18.01

  PIMCO VIT High Yield           2017      4.87         1.30 - 1.90           4.61 - 5.23
     Sub-Account                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37

  PIMCO VIT Low Duration         2017      1.34         1.30 - 1.90         (0.55) - 0.04
     Sub-Account                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)

  Putnam VT Equity Income        2017      1.75         0.75 - 1.90         16.54 - 17.89
     Sub-Account                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO           NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                      ------------  ---------------  -------------  -------------  ----------------  ---------------
  Putnam VT Multi-Cap Growth    2017        77,169    26.19 - 34.57      2,244,881      0.81         1.30 - 1.90       26.80 - 27.76
     Sub-Account                2016        84,259    20.64 - 27.10      1,920,534      0.93         1.30 - 1.90         5.76 - 6.56
                                2015        91,294    19.49 - 25.47      1,949,587      0.69         1.30 - 1.90     (2.17) - (1.46)
                                2014        98,391    19.91 - 25.88      2,136,321      0.51         1.30 - 1.90       11.35 - 12.22
                                2013       127,086    17.86 - 23.10      2,459,478      0.72         1.30 - 1.90       33.87 - 34.85

  Russell Global Real Estate    2017        12,217    40.57 - 40.60        495,679      3.44                1.40               10.25
     Securities Sub-Account     2016        14,749    36.79 - 36.83        542,716      3.66                1.40                1.59
                                2015        24,060    36.22 - 36.25        871,485      1.60                1.40              (1.15)
                                2014        27,947    36.64 - 36.67      1,024,007      3.21                1.40               13.15
                                2013        30,369    32.38 - 32.41        983,391      4.06                1.40                2.21

  Russell International         2017       115,748    20.41 - 20.48      2,362,328      2.47                1.40               23.24
     Developed Markets          2016       151,347    16.56 - 16.62      2,506,309      3.22                1.40                0.94
     Sub-Account                2015       162,224    16.40 - 16.47      2,661,460      1.17                1.40              (2.69)
                                2014       183,050    16.86 - 16.92      3,086,079      1.97                1.40              (5.78)
                                2013       196,111    17.89 - 17.96      3,509,294      2.07                1.40               20.22

  Russell Strategic Bond        2017       208,294    20.26 - 20.34      4,220,281      1.34                1.40                2.42
     Sub-Account                2016       268,809    19.78 - 19.86      5,317,684      1.58                1.40                1.67
                                2015       299,764    19.46 - 19.53      5,832,706      2.35                1.40              (1.53)
                                2014       326,880    19.76 - 19.83      6,459,200      1.56                1.40                3.99
                                2013       360,963    19.00 - 19.07      6,859,528      1.41                1.40              (2.82)

  Russell U.S. Small Cap        2017        46,475    25.20 - 25.27      1,171,613      0.18                1.40               13.88
     Equity Sub-Account         2016        59,458    22.13 - 22.19      1,316,184      0.83                1.40               17.01
                                2015        63,858    18.91 - 18.97      1,208,068      0.67                1.40              (8.48)
                                2014        74,169    20.67 - 20.72      1,533,014      0.25                1.40                0.15
                                2013        78,396    20.64 - 20.69      1,617,960      0.42                1.40               38.06

  Russell U.S. Strategic        2017       251,011    25.87 - 25.96      6,494,091      1.04                1.40               19.12
     Equity Sub-Account         2016       325,131    21.72 - 21.79      7,061,253      1.04                1.40                9.10
                                2015       360,251    19.90 - 19.98      7,171,525      0.83                1.40              (0.30)
                                2014       430,624    19.96 - 20.04      8,598,156      1.18                1.40               10.15
                                2013       468,451    18.13 - 18.19      8,492,111      1.24                1.40               31.07

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm.

2. Statements of Assets and Liabilities as of December 31, 2017.

3. Statements of Operations for the year ended December 31, 2017.

4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.

5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.

2. Consolidated Balance Sheets as of December 31, 2017 and 2016.

3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.

7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.



b. Exhibits


1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (2)


   (ii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (14)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (14)


2.             Not Applicable.


3. (i)(a)      Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company effective November 24, 2009 (1)


     (b)        Amendment to the Distribution and Principal Underwriting
                Agreement (14)


     (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015)
                (15)


   (ii)        Master Retail Sales Agreement (MLIDC) (9-2012) (5)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (16)



   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (17)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (2)

   (ii)        Death Benefit Endorsements (2)


   (iii)       Charitable Remainder Trust Endorsement (2)


   (iv)        Endorsement (Name Change) (3)


   (v)         403(b) Nationwide Tax Sheltered Annuity Endorsement (MLI-398-3
               (12/08)) (4)


   (vi) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (14)


   (vii)       Non-Qualified Annuity Endorsement MLI-NQ (11/04)-1 (14)


   (viii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16 (16)


5.             Application for Variable Annuity (2)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (14)


   (ii)        Copy of the By-Laws of the Company (14)


   (iii) Copy of Certificate of Amendment of Incorporation of the Company (effective March 6, 2017) (16)


   (iv)        Copy of Amended and Restated Bylaws of the Company (16)



7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (18)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (19)



8. (i)(a)      Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (6)


     (b) First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (7)


     (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et. al. (effective 4-30-10) (7)


     (d)        Amendment to Participation Agreement with Met Investors Series
                Trust (14)


   (ii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 08-31-07) (8)


     (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 4-30-10) (7)


   (iii)(a) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (9)


     (b) Amendments dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (10)


     (c) Amendment to Participation Agreement with AIM Variable Insurance Funds (14)



     (d) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (20)

   (iv)(a) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and Amendments. (11)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (12)


     (c) Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (7)


     (d) Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (13)


     (e) Amendment to Participation Agreement with Franklin Templeton Variable Insurance Products Trust (14)


     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (15)



     (g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (20)



   (v)(a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and Amendments (11)


     (b)        Amendment to Participation Agreement with Putnam Variable Trust
                (14)



     (c) Amendment to Participation Agreement Among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (effective March 6, 2017)
                (21)



   (vi)(a) Amended and Restated Participation Agreement among Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and Amendments
               (11)


     (b) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010 (12)


     (c) Amendments to Participation Agreement with Fidelity Variable Insurance Products Funds (14)



     (d) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017)
                (20)



   (vii)(a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2001 and Amendments to the Participation Agreement respectively effective August 1, 2003, December 2, 2003, May 3, 2004, November 2, 2004 and
               December 20, 2004.) (9)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II (now known as Deutsche Variable Series II), DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (10)


     (c) Amendment to Participation Agreement with Deutsche Variable Series II (14)


   (viii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (16)

   (ix) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (16)


9.             Opinion of Counsel (14)



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant (Filed herewith.)



11.            Not Applicable.


12.            Agreement Governing Contribution (2)



13.            Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Peter
               M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)


------------
(1) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) electronically filed on April 8, 2009.


(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.


(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 26, 2001.


(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 on Form N-4 (File Nos. 333-51950 and 811-05200) electronically filed on April 12, 2011.


(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 37 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 23, 2013.


(6) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(7) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012)


(8) Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(9) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 7, 2009.


(10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 5, 2011.


(11) Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.


(12) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.


(13) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 3, 2013.


(14) Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014. (15) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.


(15) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.


(16) Incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.



(17) Incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.


(18) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) filed electronically on April 28, 2015.


(19) Incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(20) Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities's Post-Effective Amendment No. 29 to Form N-4 (File
Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.


(21) Incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File
Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277

Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277

James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 42,797 owners of qualified contracts and 34,947 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277

Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$599,512,866       $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 25th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Conor E. Murphy*               Director
-------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney